UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-08915

Exact name of registrant as specified in charter:	Target Asset Allocation Funds

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2008

Date of reporting period:	1/31/2008

Item 1 – Reports to Stockholders

JANUARY 31, 2008	SEMIANNUAL REPORT

Target Conservative Allocation Fund

OBJECTIVE

Seeks current income and a reasonable level of capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2008, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Target Funds, Prudential, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

March 14, 2008

Dear Shareholder:

On the following pages, you’ll find your semiannual report for the Target Conservative Allocation Fund.

Target Asset Allocation Funds are managed by institutional-quality asset managers selected, matched, and monitored by a research team from Prudential Investments LLC. Portions of the Funds’ assets are assigned to carefully chosen asset managers, with the allocations actively managed on the basis of our projections for the financial markets and the managers’ individual strengths.

We believe our Target Conservative Allocation Fund will help you to achieve broad, actively managed diversification at a targeted risk/return balance with a single investment purchase. We appreciate your continued confidence in us.

Sincerely,

Judy A. Rice, President

Target Asset Allocation Funds

Target Asset Allocation Funds/Target Conservative Allocation Fund	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudential.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.50%; Class B, 2.20%; Class C, 2.20%; Class M, 2.20%; Class R, 1.95%; Class X, 2.20%; Class Z, 1.20%. Net operating expenses apply to: Class A, 1.45%; Class B, 2.20%; Class C, 2.20%; Class M, 2.20%; Class R, 1.70%; Class X, 2.20%; Class Z, 1.20%, after contractual reduction through 11/30/2008.

Cumulative Total Returns as of 1/31/08
	Six Months	One Year	Five Years	Since Inception[1]
Class A	4.07%	5.32%	55.05%	72.85%
Class B	3.70	4.54	49.44	61.50
Class C	3.70	4.54	49.44	61.50
Class M	3.70	4.54	N/A	21.44
Class R	3.94	4.95	N/A	23.46
Class X	3.80	4.54	N/A	21.45
Class Z	4.20	5.58	57.07	76.84
Customized Blend[2]	2.26	4.11	47.21	**
S&P 500 Index[3]	–4.32	–2.31	76.44	***
Lipper Mixed-Asset Target Allocation Conservative Funds Avg.[4]	1.19	2.44	36.64	****

Average Annual Total Returns[5] as of 12/31/07
		One Year	Five Years	Since Inception[1]
Class A		1.05%	8.10%	5.62%
Class B		1.05	8.36	5.48
Class C		5.04	8.51	5.48
Class M		0.05	N/A	5.64
Class R		6.55	N/A	6.97
Class X		0.14	N/A	5.37
Class Z		7.09	9.60	6.53
Customized Blend[2]		6.38	8.15	**
S&P 500 Index[3]		5.49	12.82	***
Lipper Mixed-Asset Target Allocation Conservative Funds Avg.[4]		4.49	6.66	****

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns

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performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class M and Class X shares are subject to a maximum CDSC of 6%. Class R and Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception dates: Class A, B, C, and Z, 11/18/98; Class M, R, and X, 10/04/04.

2The Customized Benchmark for Target Conservative Allocation Fund (Customized Blend) is a model portfolio consisting of the Russell 3000 Index (40%) and the Lehman Brothers U.S. Aggregate Bond Index (60%). The Customized Blend is an unmanaged index generally considered as representing the performance of the Fund’s asset classes. The Customized Blend is intended to provide a theoretical comparison of the Fund’s performance, based on the amounts allocated to each asset class rather than on amounts allocated to various Fund segments. The Customized Blend does not reflect deductions for any sales charges or operating expenses of a mutual fund.

3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives an indication of how U.S. stock prices have performed.

4The Lipper Mix-Asset Target Allocation Conservative Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Mixed-Equity Funds category for the periods noted. Funds in the Lipper Average have a primary investment objective of conserving principal by maintaining at all times a balanced portfolio of both stocks and bonds. Mixed-Asset Funds are funds that, by portfolio practice, maintain a mix of between 20% and 40% equity securities, with the remainder invested in bonds, cash, and cash equivalents.

5The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, Class M, Class R, and Class X shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, 1.00%, 0.75%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Approximately eight years after purchase, Class M shares will automatically convert to Class A shares on a quarterly basis. Approximately 10 years after purchase, Class X shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

**Customized Blend Closest Month-End to Inception cumulative total returns as of 1/31/08 are 63.22% for Classes A, B, C, and Z; and 24.11% for Classes M, R, and X. Customized Blend Closest Month-End to Inception average annual total returns as of 12/31/07 are 5.71% for Classes A, B, C, and Z; and 7.34% for Classes M, R, and X.

***S&P 500 Index Closest Month-End to Inception cumulative total returns as of 1/31/08 are 37.26% for Classes A, B, C, and Z; and 31.56% for Classes M, R, and X. S&P 500 Index Closest Month-End to Inception average annual total returns as of 12/31/07 are 4.26% for Classes A, B, C, and Z; and 10.90% for Classes M, R, and X.

****Lipper Average Closest Month-End to Inception cumulative total returns as of 1/31/08 are 55.09% for Classes A, B, C, and Z; and 18.17% for Classes M, R, and X. Lipper Average Closest Month-End to Inception average annual total returns as of 12/31/07 are 5.04% for Classes A, B, C, and Z; and 5.69% for Classes M, R, and X.

Investors cannot invest directly in an index. The returns for the S&P 500 Index and the Customized Blend would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the S&P 500 Index, the Customized Blend, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Target Asset Allocation Funds/Target Conservative Allocation Fund	3

Your Fund’s Performance (continued)

Fund objective

The investment objective of the Target Conservative Allocation Fund is current income and a reasonable level of capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

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Source: Lipper Inc.

The chart above shows the total returns for six months ended January 31, 2008, of various securities indexes that are generally considered representative of broad market sectors. It does not reflect a mutual fund’s expenses. The performance cited does not represent the performance of the Target Conservative Allocation Fund. Past performance is not indicative of future results. Investors cannot invest directly in an index.

The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies, and by corporations with between one and 10 years remaining to maturity. It gives a broad look at how short- and intermediate-term bonds have performed.

Target Asset Allocation Funds/Target Conservative Allocation Fund	5

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2007, at the beginning of the period, and held through the six-month period ended January 31, 2008. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden Funds, including the Target Asset Allocation Funds, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

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expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Target Conservative Allocation Fund		Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,040.70	1.45%	$7.44
	Hypothetical	$1,000.00	$1,017.85	1.45%	$7.35

Class B	Actual	$1,000.00	$1,037.00	2.20%	$11.26
	Hypothetical	$1,000.00	$1,014.08	2.20%	$11.14

Class C	Actual	$1,000.00	$1,037.00	2.20%	$11.26
	Hypothetical	$1,000.00	$1,014.08	2.20%	$11.14

Class M	Actual	$1,000.00	$1,037.00	2.20%	$11.26
	Hypothetical	$1,000.00	$1,014.08	2.20%	$11.14

Class R	Actual	$1,000.00	$1,039.40	1.70%	$8.71
	Hypothetical	$1,000.00	$1,016.59	1.70%	$8.62

Class X	Actual	$1,000.00	$1,038.00	2.20%	$11.27
	Hypothetical	$1,000.00	$1,014.08	2.20%	$11.14

Class Z	Actual	$1,000.00	$1,042.00	1.20%	$6.16
	Hypothetical	$1,000.00	$1,019.10	1.20%	$6.09

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2008, and divided by the 366 days in the Fund’s fiscal year ending July 31, 2008 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Target Asset Allocation Funds/Target Conservative Allocation Fund	7

Portfolio of Investments

as of January 31, 2008 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 102.9%
COMMON STOCKS 39.8%

Aerospace 0.7%
1,070	Aerovironment, Inc.(a)	$24,621
315	Alliant Techsystems, Inc.(a)	33,343
630	BE Aerospace, Inc.(a)	24,324
1,750	Boeing Co. (The)	145,565
420	DRS Technologies, Inc.	22,541
7,137	Lockheed Martin Corp.	770,225
1,075	Moog, Inc. (Class A Stock)(a)	49,493
1,520	Orbital Sciences Corp.(a)	35,416
2,000	United Technologies Corp.	146,820

		1,252,348

Aerospace & Defense 0.9%
700	AAR Corp.(a)	20,622
7,281	General Dynamics Corp.	614,953
200	Goodrich Corp.	12,510
1,000	HEICO Corp.	44,510
4,600	Honeywell International, Inc.	271,722
7,750	Northrop Grumman Corp.	615,040
100	Teledyne Technologies, Inc.(a)	5,163

		1,584,520

Air Freight & Couriers 0.1%
1,100	FedEx Corp.	102,828

Airlines
2,200	Southwest Airlines Co.	25,806

Auto Components 0.1%
6,750	Johnson Controls, Inc.	238,747

Auto Parts & Related 0.1%
5,900	AutoNation, Inc.(a)	96,052

Automobile Manufacturers
4,000	Ford Motor Co.(a)	26,560
200	Winnebago Industries, Inc.	4,212

		30,772

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	9

Portfolio of Investments

as of January 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Automobiles
3,000	General Motors Corp.	$84,930

Automotive Parts 0.1%
250	Advance Auto Parts, Inc.	8,920
1,630	Amerigon, Inc.(a)	27,906
1,950	Paccar, Inc.	91,494

		128,320

Beverages 0.5%
2,400	Anheuser-Busch Cos., Inc.	111,648
10,579	Coca-Cola Co. (The)	625,959
2,400	Coca-Cola Enterprises, Inc.	55,368
400	Molson Coors Brewing Co. (Class B Stock)	17,868
2,600	PepsiCo, Inc.	177,294

		988,137

Biotechnology 0.6%
5,300	Amgen, Inc.(a)	246,927
9,044	Genentech, Inc.(a)	634,798
890	Genomic Health, Inc.(a)	18,681
500	LifeCell Corp.(a)	19,755
7,900	Millennium Pharmaceuticals, Inc.(a)	119,843

		1,040,004

Building Products 0.1%
785	Lennox International, Inc.	29,171
3,600	Masco Corp.	82,548

		111,719

Business Services 0.1%
200	Administaff, Inc.	6,002
2,300	Manpower, Inc.	129,398

		135,400

Capital Markets 0.1%
675	KBW, Inc.(a)	20,054
2,297	Raymond James Financial, Inc.	64,523
675	Waddell & Reed Financial, Inc. (Class A Stock)	22,396

		106,973

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Chemicals 1.1%
2,561	Air Products & Chemicals, Inc.	$230,541
575	Airgas, Inc.	26,686
1,700	Celanese Corp. (Class A Stock)	63,206
12,200	Dow Chemical Co. (The)	471,652
450	DuPont (E.I.) de Nemours & Co.	20,331
3,500	Eastman Chemical Co.	231,245
325	FMC Corp.	17,277
400	Lubrizol Corp. (The)	21,044
200	Mosaic Co. (The)(a)	18,202
2,500	PPG Industries, Inc.	165,225
4,718	Praxair, Inc.	381,733
3,050	Rohm & Haas Co.	162,718
1,050	Scotts Miracle-Gro Co. (The) (Class A Stock)	40,992
900	Terra Industries, Inc.(a)	40,563
1,425	Valspar Corp.	28,543
620	Zoltek Cos., Inc.(a)	22,630

		1,942,588

Clothing & Apparel 0.2%
2,720	FGX International Holdings Ltd. (Virgin Islands)(a)	27,472
5,900	Gap, Inc. (The)	112,808
1,480	Iconix Brand Group, Inc.(a)	30,769
950	NIKE, Inc. (Class B Stock)	58,672
1,050	Phillips-Van Heusen Corp.	44,247
300	VF Corp.	23,211

		297,179

Commercial Banks 0.5%
25	City National Corp.	1,422
1,800	Colonial BancGroup, Inc. (The)	28,260
2,750	Comerica, Inc.	119,955
550	Cullen/Frost Bankers, Inc.	29,942
5,100	Huntington Bancshares, Inc.	68,595
1,900	National City Corp.	33,801
800	Provident Bankshares Corp.	16,584
500	Sterling Financial Corp.	8,895
575	United Bankshares, Inc.	18,492
15,600	Wachovia Corp.	607,308

		933,254

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	11

Portfolio of Investments

as of January 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Commercial Services 0.6%
5,700	Accenture Ltd. (Class A Stock) (Bermuda)	$197,334
3,500	Apollo Group, Inc. (Class A Stock)(a)	279,090
2,791	Cardtronics, Inc.(a)	21,853
560	FirstService Corp. (Canada)(a)	12,628
1,038	Healthcare Services Group, Inc.	25,170
1,225	Healthspring, Inc.(a)	25,345
630	HMS Holdings Corp.(a)	19,908
800	HNI Corp.	26,928
1,500	ITT Educational Services, Inc.(a)	137,025
600	McKesson Corp.	37,674
1,500	Moody’s Corp.	52,485
400	Paychex, Inc.	13,088
800	Pharmaceutical Product Development, Inc.	34,688
2,040	Rollins, Inc.	36,292
940	Team, Inc.(a)	28,247
3,000	Waste Management, Inc.	97,320
525	Watson Wyatt Worldwide, Inc. (Class A Stock)	25,804
700	Weight Watchers International, Inc.	29,820

		1,100,699

Communication Equipment 0.1%
9,200	Alcatel-Lucent (France)	58,236
1,300	Arris Group, Inc.(a)	11,427
525	CommScope, Inc.(a)	23,284

		92,947

Computer Hardware 0.8%
150	Affiliated Computer Services, Inc. (Class A Stock)(a)	7,312
6,480	Apple, Inc.(a)	877,133
100	Computer Sciences Corp.(a)	4,232
5,700	Dell, Inc.(a)	114,228
9,900	EMC Corp.(a)	157,113
1,450	International Business Machines Corp.	155,643
1,780	Magma Design Automation, Inc.(a)	20,292
300	Oracle Corp.(a)	6,165
5,200	Synopsys, Inc.(a)	114,504

		1,456,622

Computer Networking
610	Atheros Communications, Inc.(a)	16,659

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Computer Services & Software 0.1%
1,290	Advent Software, Inc.(a)	$58,256
600	Autodesk, Inc.(a)	24,690
370	Concur Technologies, Inc.(a)	12,972
200	Diebold, Inc.	5,176
1,610	Innerworkings, Inc.(a)	22,298
265	Micros Systems, Inc.(a)	16,319
1,940	Nuance Communications, Inc.(a)	30,827
350	SanDisk Corp.(a)	8,908
550	Sun Microsystems, Inc.(a)	9,625

		189,071

Computers & Peripherals
800	Lexmark International, Inc. (Class A Stock)(a)	28,968

Construction 0.1%
900	Granite Construction, Inc.	34,263
200	Herman Miller, Inc.	6,356
600	Hovnanian Enterprises, Inc. (Class A Stock)(a)	5,934
900	KBR, Inc.(a)	28,431
300	Meritage Homes Corp.(a)	4,815
2,625	Toll Brothers, Inc.(a)	61,110

		140,909

Consumer Finance
370	Cash America International, Inc.	12,029
1,775	First Cash Financial Services, Inc.(a)	17,768
740	McGrath RentCorp	17,234

		47,031

Consumer Products & Services 0.7%
13,000	Altria Group, Inc.	985,660
1,000	American Greetings Corp. (Class A Stock)	20,520
400	Avon Products, Inc.	14,008
1,370	Bare Escentuals, Inc.(a)	32,661
3,850	Procter & Gamble Co.	253,907
300	Snap-On, Inc.	14,736

		1,321,492

Containers & Packaging
450	Silgan Holdings, Inc.	21,312

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	13

Portfolio of Investments

as of January 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Distribution/Wholesale
450	Owens & Minor, Inc.	$18,594
550	WESCO International, Inc.(a)	23,232

		41,826

Distributors
200	W.W. Grainger, Inc.	15,914

Diversified 0.1%
6,300	Ingersoll-Rand Co. Ltd. (Class A Stock) (Bermuda)	248,976

Diversified Financial Services 0.4%
100	GFI Group, Inc.(a)	8,821
1,500	Janus Capital Group, Inc.	40,515
13,417	JPMorgan Chase & Co.	637,978
1,482	KKR Financial Holdings LLC	24,068

		711,382

Diversified Manufacturing Operations 0.3%
13,664	Hewlett-Packard Co.	597,800

Education
543	American Public Education, Inc.(a)	21,399
720	DeVry, Inc.	39,737

		61,136

Electric Utilities 0.3%
500	Entergy Corp.	54,090
2,000	Exelon Corp.	152,380
1,900	FirstEnergy Corp.	135,318
2,400	FPL Group, Inc.	154,752
4,100	Sierra Pacific Resources	61,377

		557,917

Electrical Equipment 0.1%
425	General Cable Corp.(a)	24,654
575	Regal-Beloit Corp.	21,804
1,300	Thomas & Betts Corp.(a)	58,825

		105,283

Electronic Components 0.6%
1,800	Agilent Technologies, Inc.(a)	61,038
600	Checkpoint Systems, Inc.(a)	14,256

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Electronic Components (continued)
300	Emerson Electric Co.	$15,252
2,100	Energizer Holdings, Inc.(a)	196,602
1,400	FLIR Systems, Inc.(a)	42,392
1,000	Garmin Ltd.	72,150
200	Hubbell, Inc. (Class B Stock)	9,536
300	Itron, Inc.(a)	24,720
200	PerkinElmer, Inc.	4,978
175	Rofin-Sinar Technologies, Inc.(a)	7,439
13,475	Tyco Electronics Ltd. (Bermuda)	455,590
2,700	Waters Corp.(a)	155,115

		1,059,068

Electronic Equipment & Instruments 0.2%
3,500	Avnet, Inc.(a)	124,635
1,400	Diamond Offshore Drilling, Inc.	158,102

		282,737

Energy - Alternate Sources
100	First Solar, Inc.(a)	18,177

Energy Equipment
1,280	Oil States International, Inc.(a)	44,877

Energy Equipment & Services 0.3%
400	Cameron International Corp.(a)	16,104
575	Complete Production Services, Inc.(a)	9,143
730	Dril-Quip, Inc.(a)	35,434
11,500	Halliburton Co.	381,455
2,500	National-Oilwell Varco, Inc.(a)	150,575
1,355	Superior Energy Services, Inc.(a)	54,322

		647,033

Engineering/Construction 0.1%
100	Fluor Corp.	12,167
800	Foster Wheeler Ltd.(a)	54,776
925	URS Corp.(a)	40,607

		107,550

Entertainment & Leisure 0.4%
1,440	Allegiant Travel Co.(a)	45,043
1,600	Harley-Davidson, Inc.	64,928
5,483	Las Vegas Sands, Inc.(a)	480,695

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	15

Portfolio of Investments

as of January 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Entertainment & Leisure (continued)
630	Life Time Fitness, Inc.(a)	$27,934
950	Royal Caribbean Cruises Ltd.	38,266
1,570	Scientific Games Corp. (Class A Stock)(a)	37,366

		694,232

Environmental Services
1,300	Allied Waste Industries, Inc.(a)	12,805
2,890	Darling International, Inc.(a)	33,524
655	Waste Connections, Inc.(a)	19,100

		65,429

Exchange Traded Funds
500	iShares Nasdaq Biotechnology Index Fund	38,975
10	iShares Russell 1000 Value Index Fund	769
650	iShares Russell 2000 Value Index Fund	44,018

		83,762

Farming & Agriculture 0.6%
9,121	Monsanto Co.	1,025,565

Financial - Bank & Trust 1.5%
750	Astoria Financial Corp.	20,385
27,249	Bank of America Corp.	1,207,614
1,850	Bank of New York Mellon Corp. (The)	86,265
1,600	BB&T Corp.	58,048
500	Pacific Capital Bancorp	10,750
700	Prosperity Bancshares, Inc.	20,125
10,275	Regions Financial Corp.	259,341
300	Sovereign Bancorp, Inc.	3,741
700	State Street Corp.	57,484
1,325	SunTrust Banks, Inc.	91,359
2,650	TCF Financial Corp.	56,313
5,725	U.S. Bancorp	194,364
21,218	Wells Fargo & Co.	721,624
600	Whitney Holding Corp.	16,104
750	Zions Bancorp	41,055

		2,844,572

Financial - Brokerage
3,725	TD Ameritrade Holding Corp.(a)	69,881

See Notes to Financial Statements.

16	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Financial Services 2.0%
575	Affiliated Managers Group, Inc.(a)	$56,528
2,150	AMBAC Financial Group, Inc.	25,198
1,560	Ameriprise Financial, Inc.	86,284
300	Bear Stearns Cos., Inc. (The)	27,090
246	Calamos Asset Management, Inc. (Class A Stock)	5,368
2,850	Capital One Financial Corp.	156,209
2,850	CIT Group, Inc.	79,686
18,025	Citigroup, Inc.	508,665
100	CME Group, Inc.	61,890
1,800	Eaton Vance Corp.	67,086
1,100	Federated Investors, Inc. (Class B Stock)	46,827
4,646	Goldman Sachs Group, Inc. (The)	932,777
819,000	Industrial And Commercial Bank of China (Class H Stock) (China)	493,020
590	Investment Technology Group, Inc.(a)	27,712
800	Jefferies Group, Inc.	16,176
8,863	Lehman Brothers Holdings, Inc.	568,739
1,350	Merrill Lynch & Co., Inc.	76,140
6,150	Morgan Stanley	303,994
100	Student Loan Corp. (The)	11,842
2,840	TheStreet.com, Inc.	31,524
1,790	ValueClick, Inc.(a)	39,076
2,900	Western Union Co. (The)	64,960

		3,686,791

Food Products 0.2%
5,000	Archer-Daniels-Midland Co.	220,250
2,050	General Mills, Inc.	111,950

		332,200

Foods 0.3%
200	Campbell Soup Co.	6,322
600	Corn Products International, Inc.	20,280
100	Kellogg Co.	4,790
6,800	Kraft Foods, Inc. (Class A Stock)	198,968
6,900	Kroger Co. (The)	175,605
575	Ralcorp Holdings, Inc.(a)	31,286
850	SYSCO Corp.	24,692
5,700	Tyson Foods, Inc. (Class A Stock)	81,225

		543,168

Gas Utilities
800	Atmos Energy Corp.	22,976

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	17

Portfolio of Investments

as of January 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Healthcare Equipment & Supplies 0.2%
3,925	Covidien Ltd.	$175,173
1,900	Kinetic Concepts, Inc.(a)	94,582
875	Medical Action Industries, Inc.(a)	14,630
500	Somanetics Corp.(a)	13,400

		297,785

Healthcare Providers & Services 0.2%
7,950	CIGNA Corp.	390,822
450	Inventiv Health, Inc.(a)	14,800
1,050	LHC Group, Inc.(a)	24,213

		429,835

Healthcare Services 0.9%
225	Aetna, Inc.	11,984
860	Amedisys, Inc.(a)	36,662
500	AMERIGROUP Corp.(a)	18,760
3,500	Biogen Idec, Inc.(a)	213,325
300	Covance, Inc.(a)	24,948
1,230	Healthways, Inc.(a)	69,249
1,800	Humana, Inc.(a)	144,540
200	Intuitive Surgical, Inc.(a)	50,800
693	IPC The Hospitalist Co., Inc.(a)	14,567
1,075	Pediatrix Medical Group, Inc.(a)	73,197
1,220	Psychiatric Solutions, Inc.(a)	36,807
3,140	Radnet, Inc.(a)	28,291
700	Sunrise Senior Living, Inc.(a)	20,097
17,393	UnitedHealth Group, Inc.	884,260
1,150	WellPoint, Inc.(a)	89,930

		1,717,417

Hotels & Motels 0.5%
5,733	MGM Mirage(a)	419,770
1,225	Starwood Hotels & Resorts Worldwide, Inc.	55,431
4,635	Wynn Resorts Ltd.	532,933

		1,008,134

Hotels & Restaurants
1,475	AFC Enterprises, Inc.(a)	13,673
2,475	Triarc Cos., Inc. (Class B Stock)	23,018

		36,691

See Notes to Financial Statements.

18	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure 0.8%
6,100	Carnival Corp.	$271,389
200	Chipotle Mexican Grill, Inc. (Class A Stock)(a)	24,348
980	Home Inns & Hotels Management, Inc., ADR (China)(a)	27,430
20,664	McDonald’s Corp.	1,106,557
1,700	Wyndham Worldwide Corp.	40,052

		1,469,776

Household Durables 0.2%
300	Black & Decker Corp.	21,762
3,600	Centex Corp.	100,008
1,300	Fortune Brands, Inc.	90,896
3,400	Lennar Corp. (Class A Stock)	70,040
800	Lennar Corp. (Class B Stock)	15,376
1,150	Tempur-Pedic International, Inc.	22,793

		320,875

Household Products 0.1%
3,000	Kimberly-Clark Corp.	196,950

Independent Power Producers & Energy Traders 0.1%
1,900	NRG Energy, Inc.(a)	73,321
8,925	Reliant Energy, Inc.(a)	189,835

		263,156

Industrial Conglomerates 0.7%
4,675	3M Co.	372,364
19,250	General Electric Co.	681,642
350	Teleflex, Inc.	20,692
5,875	Tyco International Ltd. (Bermuda)	231,240

		1,305,938

Insurance 1.7%
550	AFLAC, Inc.	33,732
9,400	Allstate Corp. (The)	463,138
2,300	American International Group, Inc.	126,868
3,740	Amtrust Financial Services, Inc.	58,718
750	Assurant, Inc.	48,668
2,000	Axis Capital Holdings Ltd.	80,080
1,050	Chubb Corp.	54,380
425	Delphi Financial Group, Inc. (Class A Stock)	13,337
640	eHealth, Inc.(a)	16,762
800	Endurance Specialty Holdings Ltd. (Bermuda)	32,416

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	19

Portfolio of Investments

as of January 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Insurance (continued)
10,725	Genworth Financial, Inc. (Class A Stock)	$261,046
1,800	Hanover Insurance Group, Inc. (The)	81,990
1,400	Hartford Financial Services Group, Inc.	113,078
1,462	HCC Insurance Holdings, Inc.	40,731
655	Hilb Rogal & Hobbs Co.	23,698
1,000	IPC Holdings Ltd. (Bermuda)	25,730
1,175	Lincoln National Corp.	63,873
2,650	MBIA, Inc.	41,075
9,750	MetLife, Inc.	574,957
600	Philadelphia Consolidated Holding Corp.(a)	21,480
1,150	Protective Life Corp.	45,701
1,100	Prudential Financial, Inc.	92,807
1,350	RenaissanceRe Holdings Ltd. (Bermuda)	76,936
500	State Auto Financial Corp.	13,965
7,600	Travelers Cos., Inc. (The)	365,560
1,140	United Fire & Casualty Co.	38,053
7,850	Unum Group	177,567
350	W.R. Berkley Corp.	10,591
2,200	XL Capital Ltd. (Class A Stock) (Cayman Islands)	99,000

		3,095,937

Internet Services 1.0%
1,110	Aladdin Knowledge Systems Ltd. (Israel)(a)	23,432
2,900	Amazon.com, Inc.(a)	225,330
2,420	CyberSource Corp.(a)	40,535
1,140	Digital River, Inc.(a)	42,750
4,350	eBay, Inc.(a)	116,972
370	Equinix, Inc.(a)	27,946
4,400	Expedia, Inc.(a)	101,288
1,198	Google, Inc. (Class A Stock)(a)	676,031
3,877	Internet Brands, Inc. (Class A Stock)(a)	29,930
2,500	j2 Global Communications, Inc.(a)	54,775
6,410	NaviSite, Inc.(a)	28,845
2,380	NIC, Inc.	17,017
1,270	NutriSystem, Inc.(a)	36,347
990	Shutterly, Inc.(a)	19,256
13,700	Symantec Corp.(a)	245,641
2,270	Trizetto Group, Inc.(a)	44,310
800	VeriSign, Inc.(a)	27,136
475	Yahoo!, Inc.(a)	9,111

		1,766,652

See Notes to Financial Statements.

20	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

IT Services 0.2%
14,700	Electronic Data Systems Corp.	$295,470

Leisure Equipment
750	Brunswick Corp.	14,243

Machinery 0.5%
625	Actuant Corp. (Class A Stock)	17,081
3,700	AGCO Corp.(a)	222,814
4,500	Caterpillar, Inc.	320,130
1,000	Crane Co.	40,870
1,455	Deere & Co.	127,691
2,000	Dover Corp.	80,720
500	Lincoln Electric Holdings, Inc.	30,825
400	Nordson Corp.	19,952
1,300	SPX Corp.	130,780

		990,863

Machinery & Equipment
1,250	Rockwell Automation, Inc.	71,275

Manufacturing 0.1%
550	Danaher Corp.	40,947
750	Eaton Corp.	62,070
500	Harsco Corp.	28,460
1,100	Hexcel Corp.(a)	24,013

		155,490

Media 0.9%
18,850	CBS Corp. (Class B Stock)	474,831
2,140	DG FastChannel, Inc.(a)	45,304
5,786	DIRECTV Group, Inc. (The)(a)	130,648
500	Dish Network Corp. (Class A Stock)(a)	14,120
7,500	Idearc, Inc.	121,950
7,100	News Corp. (Class A Stock)	134,190
17,450	Time Warner, Inc.	274,663
13,250	Walt Disney Co. (The)	396,573

		1,592,279

Medical Supplies & Equipment 0.5%
950	Boston Scientific Corp.(a)	11,523
350	C.R. Bard, Inc.	33,799
200	Edwards Lifesciences Corp.(a)	9,254

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	21

Portfolio of Investments

as of January 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Medical Supplies & Equipment (continued)
520	Immucor, Inc.(a)	$14,997
600	Invitrogen Corp.(a)	51,402
6,250	Johnson & Johnson	395,375
1,000	Medtronic, Inc.	46,570
2,290	Micrus Endovascular Corp.(a)	43,991
410	Myriad Genetics, Inc.(a)	17,634
4,560	NovaMed, Inc.(a)	18,012
980	NuVasive, Inc.(a)	38,622
300	Sepracor, Inc.(a)	8,472
3,460	Spectranetics Corp. (The)(a)	43,181
2,600	St. Jude Medical, Inc.(a)	105,326
770	Wright Medical Group, Inc.(a)	21,021
600	Zoll Medical Corp.(a)	15,996

		875,175

Metals & Mining 1.0%
7,000	Alcoa, Inc.	231,700
770	Bucyrus International, Inc. (Class A Stock)	71,387
150	Century Aluminum Co.(a)	7,798
175	Cleveland-Cliffs, Inc.	17,822
520	Dynamic Materials Corp.	27,862
3,400	Freeport-McMoRan Copper & Gold, Inc. (Class B Stock)	302,702
550	Joy Global, Inc.	34,677
910	Ladish Co., Inc.(a)	32,296
100	Newmont Mining Corp.	5,434
1,900	Nucor Corp.	109,820
1,000	Southern Copper Corp.	93,840
600	Timken Co.	18,138
5,567	Transocean, Inc.(a)	682,514
1,200	United States Steel Corp.	122,532

		1,758,522

Multi-Line Retail
1,400	J.C. Penney Co., Inc.	66,374
50	Macy’s, Inc.	1,382

		67,756

Multi-Utilities
1,200	Vectren Corp.	32,940

Multimedia
1,200	Viacom, Inc. (Class B Stock)(a)	46,512

See Notes to Financial Statements.

22	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Office Equipment 0.1%
300	School Specialty, Inc.(a)	$9,738
12,200	Xerox Corp.	187,880

		197,618

Oil & Gas Exploration/Production
270	Core Laboratories NV (Netherlands)(a)	30,429

Oil, Gas & Consumable Fuels 3.5%
3,300	Anadarko Petroleum Corp.	193,347
3,650	Apache Corp.	348,356
1,280	Arena Resources, Inc.(a)	45,530
800	Ashland, Inc.	36,424
1,100	Cabot Oil & Gas Corp.	42,559
3,500	Chevron Corp.	295,750
1,175	Concho Resources, Inc.(a)	23,852
9,250	ConocoPhillips	742,960
1,025	Continental Resources, Inc.(a)	25,533
2,550	Devon Energy Corp.	216,699
800	Dresser-Rand Group, Inc.(a)	25,360
15,200	Exxon Mobil Corp.	1,313,280
7,700	Global Industry Ltd.(a)	135,982
1,275	Gulfport Energy Corp.(a)	19,316
2,360	Hess Corp.	214,359
8,375	Marathon Oil Corp.	392,369
900	Nabors Industries Ltd. (Bermuda)(a)	24,498
3,150	Occidental Petroleum Corp.	213,790
400	ONEOK, Inc.	18,800
3,850	Patterson-UTI Energy, Inc.	75,383
1,000	Petrohawk Energy Corp.(a)	15,750
5,699	Petroleo Brasileiro SA, ADR (Brazil)	633,387
1,550	Petroquest Energy, Inc.(a)	20,026
500	Pioneer Natural Resources Co.	20,950
2,100	Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)	145,215
7,495	Schlumberger Ltd. (Netherlands)	565,573
500	St. Mary Land & Exploration Co.	17,615
1,750	Sunoco, Inc.	108,850
400	Swift Energy Co.(a)	17,260
5,200	Valero Energy Corp.	307,788
400	W&T Offshore, Inc.	11,316
2,500	XTO Energy, Inc.	129,850

		6,397,727

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	23

Portfolio of Investments

as of January 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Paper & Forest Products 0.1%
7,850	Domtar Corp.(a)	$63,350
3,300	International Paper Co.	106,425
200	Owens Illinois, Inc.(a)	10,080
200	Weyerhaeuser Co.	13,544

		193,399

Pharmaceuticals 2.2%
2,850	Abbott Laboratories	160,455
6,297	Amylin Pharmaceuticals, Inc.(a)	186,706
2,200	AstraZeneca PLC, ADR (United Kingdom)	92,070
200	Barr Pharmaceuticals, Inc.(a)	10,438
1,900	Bristol-Meyers Squibb Co.	44,061
450	Celgene Corp.(a)	25,249
7,400	Eli Lilly & Co.	381,248
3,000	Express Scripts, Inc.(a)	202,470
5,900	Gilead Sciences, Inc.(a)	269,571
2,300	K-V Pharmaceutical Co. (Class A Stock)(a)	59,754
6,720	LeMaitre Vascular, Inc.(a)	36,960
6,200	Medco Health Solutions, Inc.(a)	310,496
22,838	Merck & Co., Inc.	1,056,943
39,125	Pfizer, Inc.	915,134
8,000	Schering-Plough Corp.	156,560
1,890	Sciele Pharma, Inc.(a)	45,209
700	Watson Pharmaceuticals, Inc.(a)	18,277
4,600	Wyeth	183,080

		4,154,681

Real Estate 0.1%
1,600	Jones Lang LaSalle, Inc.	124,480

Real Estate Investment Trusts 0.6%
200	Alexandria Real Estate Equities, Inc.	19,646
700	AMB Property Corp.	35,420
1,500	Apartment Investment & Management Co. (Class A Stock)	59,460
750	Chimera Investment Corp.	14,363
2,200	Douglas Emmett, Inc.	50,270
2,050	Duke Realty Corp.	48,462
2,350	Hospitality Properties Trust	79,782
2,000	Host Hotels & Resorts, Inc.	33,480
450	Liberty Property Trust	14,450
300	Macerich Co. (The)	20,511
8,050	ProLogis	477,767

See Notes to Financial Statements.

24	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Real Estate Investment Trusts (continued)
650	Public Storage, Inc.	$50,862
200	Regency Centers Corp.	12,286
1,100	Simon Property Group, Inc.	96,063
200	SL Green Realty Corp.	18,562
350	UDR, Inc.	7,991
900	Ventas, Inc.	39,780

		1,079,155

Retail
1,250	Family Dollar Stores, Inc.	26,288

Retail & Merchandising 1.2%
200	Abercrombie & Fitch Co. (Class A Stock)	15,938
2,700	Best Buy Co., Inc.	131,787
1,600	BJ’s Wholesale Club, Inc.(a)	51,904
500	Brinker International, Inc.	9,305
9,998	CVS Corp.	390,622
1,900	GameStop Corp. (Class A Stock)(a)	98,287
1,222	Jos. A. Bank Clothiers, Inc.(a)	33,287
350	Kohl’s Corp.(a)	15,974
13,865	Lowe’s Cos., Inc.	366,591
500	Lululemon Athletica, Inc. (Canada)(a)	16,945
550	Ross Stores, Inc.	16,033
2,925	Safeway, Inc.	90,646
600	Sonic Corp.(a)	13,308
1,025	Staples, Inc.	24,538
20,556	Tesco PLC (United Kingdom)	171,839
6,900	Wal-Mart Stores, Inc.	351,072
13,834	Yum! Brands, Inc.	472,569

		2,270,645

Semiconductors 0.7%
800	Analog Devices, Inc.	22,688
600	ATMI, Inc.(a)	15,780
800	Broadcom Corp. (Class A Stock)(a)	17,664
1,600	Brooks Automation, Inc.(a)	19,664
32,451	Intel Corp.	687,961
900	MEMC Electronic Materials, Inc.(a)	64,314
1,125	Microsemi Corp.(a)	25,560
900	National Semiconductor Corp.	16,587
2,100	O2Micro International Ltd., ADR (Cayman Islands)(a)	16,737
10,500	Texas Instruments, Inc.	324,765

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	25

Portfolio of Investments

as of January 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Semiconductors (continued)
1,250	Ultra Clean Holdings, Inc.(a)	$12,238
1,700	Xilinx, Inc.	37,179

		1,261,137

Semiconductors & Semiconductor Equipment 0.1%
5,850	NVIDIA Corp.(a)	143,851
550	Varian Semiconductor Equipment Associates, Inc.(a)	17,716

		161,567

Software 2.0%
3,000	Adobe Systems, Inc.(a)	104,790
4,100	BMC Software, Inc.(a)	131,364
16,364	CA, Inc.	360,499
3,100	Fair Isaac Corp.	79,050
500	Global Payments, Inc.	18,700
4,836	Mastercard, Inc. (Class A Stock)	1,001,052
57,339	Microsoft Corp.	1,869,251
600	MoneyGram International, Inc.	3,204
1,070	Phase Forward, Inc.(a)	18,458
1,800	PROS Holdings, Inc.(a)	27,630
1,375	Sybase, Inc.(a)	38,802
1,400	Tyler Technologies, Inc.(a)	18,732

		3,671,532

Specialty Retail 0.3%
1,765	Aaron Rents, Inc.	33,747
200	AutoZone, Inc.(a)	24,176
10,952	Home Depot, Inc. (The)	335,898
3,500	Limited Brands, Inc.	66,815
510	Monro Muffler Brake, Inc.	9,435
6,600	RadioShack Corp.	114,510

		584,581

Telecommunication 2.5%
9,169	America Movil SAB de CV (Class L Stock), ADR (Mexico)	549,315
4,200	AmerisourceBergen Corp.	195,930
35,626	AT&T, Inc.	1,371,245
820	Cbeyond, Inc.(a)	27,667
1,700	CenturyTel, Inc.	62,747
39,000	China Mobile Ltd. (Hong Kong)	574,985
18,851	Cisco Systems, Inc.(a)	461,849
2,300	Corning, Inc.	55,361

See Notes to Financial Statements.

26	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Telecommunication (continued)
125	Crown Castle International Corp.(a)	$4,524
930	GeoEye, Inc.(a)	32,513
9,150	Juniper Networks, Inc.(a)	248,422
125	Motorola, Inc.	1,441
3,733	QUALCOMM, Inc.	158,354
24,017	Sprint Nextel Corp.	252,899
400	Telephone & Data Systems, Inc.	21,096
14,900	Verizon Communications, Inc.	578,716

		4,597,064

Textiles, Apparel & Luxury Goods 0.1%
5,700	Jones Apparel Group, Inc.	95,760

Thrifts & Mortgage Finance 0.4%
2,325	Countrywide Financial Corp.	16,182
7,900	Federal Home Loan Mortgage Corp.	240,081
3,700	Federal National Mortgage Assoc.	125,282
20,100	Washington Mutual, Inc.	400,392

		781,937

Tobacco Products 0.1%
300	Universal Corp.	14,943
4,500	UST, Inc.	233,820

		248,763

Trading Companies & Distributors
200	Watsco, Inc.	7,376

Transportation 0.6%
1,200	Burlington Northern Santa Fe Corp.	103,824
675	Forward Air Corp.	20,925
4,600	J.B. Hunt Transport Services, Inc.	143,060
4,923	Norfolk Southern Corp.	267,762
300	Overseas Shipholding Group, Inc.	19,566
800	Ryder System, Inc.	41,648
4,330	Union Pacific Corp.	541,380
900	United Parcel Service, Inc. (Class B Stock)	65,844

		1,204,009

Utilities 0.6%
4,150	American Electric Power Co., Inc.	177,744
5,900	CMS Energy Corp.	92,453
2,000	Dominion Resources, Inc.	86,000

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	27

Portfolio of Investments

as of January 31, 2008 (Unaudited) continued

Shares		Description	Value (Note 1)

COMMON STOCKS (Continued)

Utilities (continued)
1,300		DTE Energy Co.	$55,445
800		Duke Energy Corp.	14,928
7,050		Edison International	367,728
601		Headwaters, Inc.(a)	6,773
750		Illinois Tool Works, Inc.	37,800
2,250		Northeast Utilities	62,370
125		PG&E Corp.	5,130
50		Pinnacle West Capital Corp.	1,921
500		PNM Resources, Inc.	9,660
950		SCANA Corp.	35,426
1,075		Westar Energy, Inc.	26,187
675		Wisconsin Energy Corp.	30,733
4,650		Xcel Energy, Inc.	96,674

			1,106,972

		TOTAL COMMON STOCKS (cost $67,248,290)	73,388,330

Moody’s(†) Ratings	Principal Amount (000)#

ASSET-BACKED SECURITIES 1.7%
Aaa	$7	Aames Mortgage Investment Trust, Series 2006-1, Class A1 3.436%(b), 04/25/36	6,868
AAA(c)	305	Asset Backed Funding Certificates, Series 2004-OPT5, Class A1 3.726%(b), 06/25/34	270,907
Aaa	500	Bank One Issuance Trust, Series 2003-A3, Class A3 4.346%(b), 12/15/10	499,844
Aaa	147	Countrywide Asset-Backed Certificates, Series 2006-11, Class 3AV1 3.436%(b), 06/29/36	145,429
Aaa	344	First Franklin Mortgage Loan Asset-Backed Certificates, Series 2006-FF15, Class A3 3.426%(b), 11/25/36	333,665
Aaa	116	Fremont Home Loan Trust, Series 2005-E, Class 2A2 3.546%(b), 01/25/36	115,565
Aaa	100	JPMorgan Mortgage Acquisition Corp., Series 2006-WMC1, Class A2 3.446%(b), 03/25/36	99,917

See Notes to Financial Statements.

28	Visit our website at www.prudential.com

Moody’s(†) Ratings	Principal Amount (000)#	Description	Value (Note 1)

ASSET-BACKED SECURITIES (continued)
Aaa	$500	MBNA Master Credit Card Trust, Series 1998-E, Class A 4.403%(b), 09/15/10	$501,280
Aaa	324	Merrill Lynch Mortgage Investors, Inc., Series 2006-RM5, Class A2A 3.436%(b), 10/25/37	303,038
Aaa	265	Morgan Stanley ABS Capital I, Series 2006-HE7, Class A2A 3.426%(b), 09/25/36	260,397
Aaa	296	Soundview Home Equity Loan Trust, (original cost $295,651; purchased 10/13/06) Series 2006-NLC1, Class A1, 144A(j)(k) 3.436%(b), 11/25/36	291,124
Aaa	292	Structured Asset Securities Corp., Series 2006-BC3, Class A2 3.426%(b), 10/25/36	287,142

		TOTAL ASSET-BACKED SECURITIES (cost $3,202,851)	3,115,176

COLLATERALIZED MORTGAGE OBLIGATIONS 2.7%
Aaa	219	American Home Mortgage Investment Trust, Series 2005-2, Class 5A2 3.526%(b), 09/25/35	219,054
Aaa	242	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-4, Class 23A2 5.368%(b), 05/25/35	238,781
Aaa	105	Federal Home Loan Mortgage Corp., Series 41, Class F 10.00%, 05/15/20	111,383
Aaa	108	Series 1565, Class G 6.00%, 08/15/08	108,148
Aaa	615	Series 2801, Class EH 4.50%, 11/15/16	620,054
Aaa	511	Series 2962, Class YC 4.50%, 09/15/14	514,242
Aaa	443	Series 3117, Class PN 5.00%, 11/15/21	446,737
Aaa	25	Federal National Mortgage Assoc., Series 1992-146, Class PZ 8.00%, 08/25/22	27,545

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	29

Portfolio of Investments

as of January 31, 2008 (Unaudited) continued

Moody’s(†) Ratings	Principal Amount (000)#	Description	Value (Note 1)

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Aaa	$730	FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1 6.188%(b), 07/25/44	$736,170
AAA(c)	360	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1 4.539%(b), 09/25/35	352,425
Aaa	243	Harborview Mortgage Loan Trust, Series 2006-12, Class 2A11 4.024%(b), 01/19/38	237,840
NR	153	Vendee Mortgage Trust, Series 2001-1, Class 1A 6.814%(b), 01/15/30	159,540
Aaa	849	Washington Mutual, Inc., Series 2003-R1, Class A1 3.916%(b), 12/25/27	810,926
Aaa	407	Series 2006-AR15, Class 2A 6.162%(b), 11/25/46	386,913

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $4,992,055)	4,969,758

CORPORATE BONDS 11.8%

Advertising 0.2%
Baa1	300	Omnicom Group, Inc., Gtd. Notes 5.90%, 04/15/16	312,014

Automobile Manufacturers 0.1%
A3	200	DaimlerChrysler NA Holding Corp., Gtd. Notes, MTN 5.75%, 09/08/11	208,007

Commercial Services 0.3%
B1	500	Service Corp. International, Sr. Unsec’d. Notes 6.50%, 03/15/08	501,110

Diversified Financial Services 1.6%
B1	500	Ford Motor Credit Co., Notes 7.00%, 10/01/13	419,160
Aaa	800	General Electric Capital Corp., Sr. Unsec’d. Notes, MTN 5.031%(b), 03/16/09	800,956

See Notes to Financial Statements.

30	Visit our website at www.prudential.com

Moody’s(†) Ratings	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (continued)

Diversified Financial Services (cont’d.)
Aaa	$1,000	General Electric Capital Corp., Sr. Unsec’d. Notes 5.875%, 01/14/38	$977,236
A1	700	Goldman Sachs Group, Inc. (The), Sub. Notes 6.75%, 10/01/37	686,735

			2,884,087

Entertainment & Leisure 0.3%
NR	500	Harrah’s Operating Co., Inc., (original cost $501,250; purchased 11/18/05) Notes, 144A(j)(k) 5.498%(b), 02/08/08	500,085

Financial-Bank & Trust 3.2%
Aa3	2,100	Bank of America Corp., Notes 8.00%(b), 12/29/49	2,181,375
Aa2	2,600	Barclays Bank PLC, (original cost $2,582,502; purchased 12/07/07) Sub. Notes, 144A (United Kingdom)(j)(k) 6.05%, 12/04/17	2,678,941
Aa2	1,000	Unicredito Luxembourg Finance SA, (original cost $1,000,000; purchased 10/17/06) Gtd. Notes, 144A (Luxembourg)(j)(k) 3.768%(b), 10/24/08	998,297

			5,858,613

Financial Services 2.6%
A2	1,000	Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes 7.25%, 02/01/18	999,963
A1	1,000	Citigroup Capital XXI, Gtd. Notes 8.30%(b), 12/21/57	1,078,045
Aaa	900	General Electric Capital Corp., Sr. Unsec’d. Notes, MTN 3.244%(b), 10/24/08	898,612
Aa1	500	General Electric Capital Corp., (original cost $999,960; purchased 08/30/07), Sub. Notes, 144A(j)(k) 6.50%(b), 09/15/47	976,903

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	31

Portfolio of Investments

as of January 31, 2008 (Unaudited) continued

Moody’s(†) Ratings	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (continued)

Financial Services (cont’d.)
B1	$500	General Motors Acceptance Corp., Sr. Unsec’d. Notes 8.00%, 11/01/31	$414,380
A1	500	Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN 5.625%, 01/24/13	506,459

			4,874,362

Insurance 0.3%
Aa2	600	American International Group, Inc., Sr. Unsec’d. Notes, MTN 5.85%, 01/16/18	601,558

Medical Supplies & Equipment 0.3%
B2	500	HCA, Inc., Sr. Sec’d. Notes 9.25%, 11/15/16	524,375

Oil, Gas & Consumable Fuels 0.4%
Baa1	377	Petroleum Export Ltd., (original cost $377,418; purchased 07/14/05), Sr. Notes, 144A (Cayman Islands)(j)(k) 5.265%, 06/15/11	375,455
Baa2	400	Transocean, Inc., Sr. Unsec’d. Notes 5.341%(b), 09/05/08	398,656

			774,111

Pharmaceuticals 0.2%
Baa2	400	Cardinal Health, Inc., (original cost $400,000; purchased 09/28/06), Sr. Unsec’d. Notes, 144A(j)(k) 5.499%(b), 10/02/09	401,618

Telecommunications 1.2%
A2	400	BellSouth Corp., Sr. Unsec’d. Notes 4.969%(b), 08/15/08	399,589
Baa3	900	Embarq Corp., Sr. Unsec’d. Notes 6.738%, 06/01/13	923,322
Ba1	1,000	Qwest Corp., Sr. Notes 7.625%, 06/15/15	1,007,500

			2,330,411

See Notes to Financial Statements.

32	Visit our website at www.prudential.com

Moody’s(†) Ratings	Principal Amount (000)#		Description	Value (Note 1)

CORPORATE BONDS (continued)
Transportation 1.1%
Baa3		$2,000	Con-Way, Inc., Sr. Unsec’d. Notes 7.25%, 01/15/18	$2,043,668

			TOTAL CORPORATE BONDS (cost $21,679,974)	21,814,019

FOREIGN GOVERNMENT BONDS 2.7%
Aaa	EUR	800	Deutsche Bundesrepublik (Germany) 6.25%, 01/04/30	1,484,085
Aa2	JPY	3,000	Federal Republic of Italy (Italy) 3.80%, 03/27/08	28,322
Aaa	EUR	800	France Government Bond (France) 5.75%, 10/25/32	1,403,458
Ba1	BRL	1,300	Republic of Brazil (Brazil) 12.50%, 01/05/22	811,114
Ba1		180	Republic of Panama (Panama) 9.625%, 02/08/11	204,750
Aaa	GBP	300	United Kingdom Gilt (United Kingdom) 4.25%, 03/07/11	595,639
Aaa	GBP	200	United Kingdom Gilt (United Kingdom) 5.75%, 12/07/09	407,891

			TOTAL FOREIGN GOVERNMENT BOND (cost $4,718,555)	4,935,259

MUNICIPAL BOND 0.1%
Aaa		200	Georgia State Road & Tollway Authority, Revenue Bonds 5.00%, 03/01/21 (cost $196,792)	210,306

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS 39.5%
		868	Federal Home Loan Mortgage Corp. 5.00%, 11/01/35 - 01/01/36	865,204
		443	5.031%(b), 03/01/36	449,755
		1,000	5.50%, TBA	1,012,188
		194	6.00%, 09/01/22	200,317
		13	7.179%(b), 08/01/23	12,824
		810	Federal National Mortgage Assoc. 4.00%, 08/01/18 - 06/01/19	799,652
		1,884	4.50%, 09/01/35 - 11/01/35	1,830,646
		5,276	5.00%, 01/01/19 - 11/01/33	5,264,286
		821	5.089%(b), 06/01/35	837,098
		20,747	5.50%, 09/01/33 - 12/01/37	21,030,180
		15,000	5.50%, TBA	15,196,875

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	33

Portfolio of Investments

as of January 31, 2008 (Unaudited) continued

Principal Amount (000)#	Description	Value (Note 1)

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (continued)
	Federal National Mortgage Assoc. (continued)
$ 81	5.622%(b), 05/01/36	$81,144
1,365	6.00%, 05/01/16 - 10/01/36	1,402,103
3,000	6.00%, TBA	3,077,814
1,425	6.50%, 01/01/16 - 10/01/37	1,479,488
167	7.50%, 01/01/32	180,999
53	Government National Mortgage Assoc. 4.50%, 08/15/33 - 09/15/33	51,702
6,861	5.00%, 06/15/33 - 07/15/37	6,880,305
4,937	5.50%, 07/15/37 - 09/15/37	5,035,305
8	5.625%(b), 09/20/22	8,314
1,777	6.00%, 12/15/36 - 09/15/37	1,835,429
5,000	6.00%, TBA	5,162,500
64	8.50%, 02/20/30 - 06/15/30	70,962

	TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $71,169,236)	72,765,090

U.S. Treasury Obligations 3.5%
100	U.S. Treasury Bonds 4.75%, 02/15/37	106,531
400	12.00%, 08/15/13	420,188
900	U.S. Treasury Inflation Index Bonds, TIPS 1.75%, 01/15/28	910,363
900	2.00%, 01/15/14 - 01/15/16	1,031,962
1,400	2.375%, 04/15/11 - 01/15/25	1,688,835
190	3.875%, 04/15/29	337,399
100	U.S. Treasury Notes 4.25%, 11/15/17	105,016
1,300	4.625%, 07/31/12	1,402,476
200	5.125%, 06/30/11	217,531
500	U.S. Treasury Strip Coupon, IO 7.25%, 02/15/22	268,066

	TOTAL U.S. TREASURY OBLIGATIONS (cost $6,124,464)	6,488,367

Bank Notes 1.1%
	Chrysler Finco Term (original cost $1,895,250, purchased 11/28/07)(j)(k)
1,995	8.99%, 08/03/12	1,785,026
300	TXU (Tceh) Term B3 (original cost $291,000, purchased 01/16/08)(j)(k) 8.40%, 10/10/14	276,443

	TOTAL BANK NOTES (cost $2,188,673)	2,061,469

	TOTAL LONG-TERM INVESTMENTS (cost $181,520,890)	189,747,774

See Notes to Financial Statements.

34	Visit our website at www.prudential.com

Principal Amount (000)#	Description	Value (Note 1)

SHORT-TERM INVESTMENTS 14.1%

U.S. Treasury Obligations(d)(e) 0.3%
	U.S. Treasury Bills
$ 30	2.91%, 03/13/08	$29,896
40	2.933%, 02/28/08	39,913
540	2.955%, 03/13/08	538,131
10	3.04%, 03/13/08	9,965

	TOTAL U.S. TREASURY OBLIGATIONS (cost $617,961)	617,905

Contracts/ Notional Amount (000)#
Outstanding Options Purchased(a) 1.4%

Call Options 1.3%
	5 Year U.S. Treasury Note Futures,
21,000	expiring 02/22/2008, Strike Price $122.00	3,281
	20 Year U.S. Treasury Bond Futures,
12,100	expiring 02/22/2008, Strike Price $137.00	1,891
	Currency Option USD vs. JPY,
4,500	expiring 09/16/2008 @ FX Rate 118.00	4,991
1,700	expiring 03/31/2010 @ FX Rate 104.65	66,055
	Eurodollar Futures,
116,000	expiring 03/17/2008, Strike Price $95.00	607,550
	Swap on 3 Month LIBOR,
6,500	expiring 09/19/2008 @ 4.55%	189,886
16,100	expiring 09/26/2008 @ 4.75%	525,221
16,000	expiring 12/19/2008 @ 4.50%	419,126
9,600	expiring 12/31/2008 @ 3.75%	144,193
EUR 42,400	expiring 04/20/2009 @ 4.18%	561,020

		2,523,214

Put Options 0.1%
	10 Year U.S. Treasury Note Futures,
15,100	expiring 02/22/2008, Strike Price $109.50	2,359
	Currency Option USD vs. JPY,
1,700	expiring 03/31/2010 @ FX Rate 104.65	110,837
	Eurodollar Futures,
200,000	expiring 03/17/2008, Strike Price $91.75	1,250
149,000	expiring 03/17/2008, Strike Price $92.50	931

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	35

Portfolio of Investments

as of January 31, 2008 (Unaudited) continued

	Contracts/ Notional Amount (000)#		Description	Value (Note 1)

Put Options (continued)
			FNMA,
		$4,000	expiring 04/07/2008, Strike Price $86.00	$44
			Swap on 3 Month LIBOR,
	GBP	39,500	expiring 03/19/2008, Strike Price $93.00	—
	GBP	17,500	expiring 03/19/2008, Strike Price $93.13	—
	GBP	44,500	expiring 06/18/2008, Strike Price $92.50	—
	GBP	43,500	expiring 12/17/2008, Strike Price $92.00	—

				115,421

			TOTAL OUTSTANDING OPTIONS PURCHASED (cost $998,384)	2,638,635

	Shares

Affiliated Money Market Mutual Fund 5.7%
		10,420,283	Dryden Core Investment Fund - Taxable Money Market Series(f) (cost $10,420,283)	10,420,283

Moody’s(†) Ratings	Principal Amount (000)#

Commercial Paper(e) 6.7%
A1+		$2,800	Danske Corp. (cost $2,792,010; purchased 01/29/08)(h) 3.21%, 03/04/08	2,792,010
A1		2,700	Den Norske Bank (cost $2,673,438; purchased 01/02/08)(h) 4.66%, 04/17/08	2,682,213
A1+		2,000	Rabobank USA 3.01%, 02/01/08	2,000,000
A1+		2,800	UBS Finance 3.02%, 02/01/08	2,800,000
A1		2,000	Unicred Bank (cost $1,983,673; purchased 01/02/08)(h) 4.665%, 04/04/08	1,989,048

			TOTAL COMMERCIAL PAPER (cost $12,249,122)	12,263,271

			TOTAL SHORT-TERM INVESTMENTS (cost $24,285,750)	25,940,094

			TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT(i) 117.0% (cost $205,806,640; Note 5)	215,687,868

See Notes to Financial Statements.

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Principal Amount (000)#	Description	Value (Note 1)

Securities Sold Short (7.2)%
	Federal National Mortgage Assoc.
$ 2,000	5.00%, TBA	$(1,991,250)
	Government National Mortgage Assoc.
1,500	5.00%, TBA	(1,503,282)
7,500	U.S. Treasury Bonds 5.00%, 05/15/37	(8,306,835)
600	5.375%, 02/15/31	(687,610)
700	U.S. Treasury Notes 4.25%, 11/15/17	(735,109)

	TOTAL SECURITIES SOLD SHORT (proceeds received $13,147,411)	(13,224,086)

Contracts/ Notional Amount (000)#
OUTSTANDING OPTIONS WRITTEN(a) (0.8)%

Call Options (0.8)%
	Swap on 3 Month LIBOR,
2,100	expiring 09/19/2008 @ 5.05%	(131,267)
7,000	expiring 09/26/2008 @ 4.95%	(391,328)
5,400	expiring 12/19/2008 @ 5.00%	(307,330)
3,200	expiring 12/31/2008 @ 5.22%	(213,205)
EUR 13,700	expiring 04/20/2009 @ 4.44%	(425,960)

		(1,469,090)

Put Option
	Currency Option USD vs. JPY,
2,200	expiring 09/16/2008, @ FX Rate 100.00	(39,349)

	TOTAL OUTSTANDING OPTIONS WRITTEN (premium received $542,034)	(1,508,439)

	TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT 109.0% (cost $192,117,195; Note 5)	200,955,343
	Other liabilities in excess of other assets(l) (9.0)%	(16,641,157)

	NET ASSETS 100%	$184,314,186

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	37

Portfolio of Investments

as of January 31, 2008 (Unaudited) continued

The	following abbreviations are used in portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

IO—Interest Only

MTN—Medium Term Note

NR—Not Rated by Moody’s or Standard & Poor’s

TBA—To Be Announced

TIPS—Treasury Inflation Protected Securities

#—Principal amount is shown in U.S. dollars unless otherwise stated.

AUD—Australian Dollar

BRL—Brazilian Real

CNY—Chinese Yuan

EUR—Euro

GBP—British Pound

INR—Indian Rupee

JPY—Japanese Yen

KRW—Korean Won

MXN—Mexican Peso

RUB—Russian Ruble

(a)	Non-income producing security.
(b)	Indicates a variable rate security.
(c)	Standard & Poor’s rating.
(d)	Securities segregated as collateral for futures contracts.
(e)	Rates shown are the effective yields at purchase date.
(f)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the underlying portfolios in which the Portfolio invests.
(h)	Security is restricted as to resale and generally is sold only to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution (does not include 144A securities—see footnote above). At the end of the current reporting period, the aggregate cost of such securities was $7,449,121. The aggregate market value of $7,463,271 is approximately 4.0% of net assets. These securities have been deemed to be liquid under procedures established by the Board of Trustees.
(i)	As of January 31, 2008, 3 securities representing $1,239,843 and 0.7% of the total market value were fair valued in accordance with the policies adopted by the Board of Trustees.
(j)	Indicates a security that has been deemed illiquid.
(k)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $8,343,031. The aggregate value of $8,283,892 is approximately 4.5% of net assets.
†	The ratings reflected are as of January 31, 2008. Ratings of certain bonds may have changed subsequent to that date.

See Notes to Financial Statements.

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(l)	Other liabilities in excess of other assets includes unrealized appreciation (depreciation) on futures contracts, forward exchange currency contracts, interest rate and credit default swaps as follows:

Future contracts open at January 31, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2008	Unrealized Appreciation (Depreciation)
	Long Positions:
392	10 Year U.S. Treasury Notes	Mar 08	$45,086,031	$45,753,750	$667,719
30	10 Year U.S. Treasury Notes	Jun 08	3,480,469	3,472,031	(8,438)
16	90 Day Euro	Jun 08	3,849,000	3,900,400	51,400
29	90 Day Euro	Sept 08	6,952,375	7,072,738	120,363
20	90 Day Euro	Jun 09	4,773,500	4,853,250	79,750
31	90 Day Euro	Sep 09	7,399,313	7,509,363	110,050
31	90 Day Euro	Dec 09	7,391,175	7,496,963	105,788
22	90 Day Euro EURIBOR	Jun 08	7,815,881	7,855,099	39,218
54	90 Day Euro EURIBOR	Sep 08	19,177,052	19,329,869	152,817
25	90 Day Sterling	Mar 08	5,859,764	5,877,396	17,632
62	90 Day Sterling	Sept 08	14,588,719	14,671,492	82,773
77	90 Day Sterling	Dec 08	18,110,235	18,247,842	137,607
13	90 Day Sterling	Jun 09	3,033,950	3,083,067	49,117
7	S&P 500 Mini	Mar 08	468,125	482,860	14,735

					$1,620,531

	Short Positions:
58	2 Year U.S. Treasury Notes	Mar 08	$12,160,063	$12,366,688	$(206,625)
230	5 Year U.S. Treasury Notes	Mar 08	25,617,141	25,990,000	(372,859)
10	30 Year U.S. Treasury Bonds	Mar 08	1,161,125	1,193,125	(32,000)
81	90 Day Sterling	Jun 08	19,018,603	19,115,246	(96,643)
7	Euro-Bund	Mar 08	1,205,848	1,214,382	(8,534)

					$(716,661)

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	39

Portfolio of Investments

as of January 31, 2008 (Unaudited) continued

Forward foreign currency exchange contracts outstanding at January 31, 2008:

Purchase Contracts		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Austrailian Dollar, Expiring 02/28/08	AUD	37	$32,775	$33,160	$385
Brazilian Real, Expiring 07/02/08	BRL	3,205	1,623,629	1,771,520	147,891
Chinese Yuan, Expiring 03/05/08 Expiring 10/10/08	CNY CNY	9,340 12,912	1,272,000 1,880,809	1,311,379 1,908,598	39,379 27,789
Indian Rupee, Expiring 05/12/08	INR	102,948	2,494,069	2,596,908	102,839
Japanese Yen, Expiring 02/07/08	JPY	300,618	2,708,295	2,828,189	119,894
Mexican Peso, Expiring 03/13/08	MXN	4,457	391,000	409,856	18,856
South Korean Won, Expiring 08/04/08	KRW	863,395	934,114	912,082	(22,032)
Russian Ruble, Expiring 07/10/08 Expiring 11/19/08	RUB RUB	25,354 34,657	1,000,000 1,397,740	1,028,844 1,391,813	28,844 (5,927)

			$13,734,431	$14,192,349	$457,918

Sale Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real, Expiring 07/02/08	BRL	2,444	$1,347,000	$1,350,517	$(3,517)
British Pound, Expiring 03/06/08	GBP	1,452	2,874,017	2,881,444	(7,427)
Euros, Expiring 02/26/08	EUR	1,004	1,482,502	1,491,668	(9,166)
Indian Rupee, Expiring 05/12/08	INR	60,936	1,538,000	1,537,124	876
Japanese Yen, Expiring 02/07/08	JPY	122,332	1,141,000	1,150,327	(9,327)
Mexican Peso, Expiring 03/13/08	MXN	4,457	403,711	409,855	(6,144)
Russian Ruble, Expiring 07/10/08	RUB	12,664	515,000	513,893	1,107

			$9,301,230	$9,334,828	$(33,598)

See Notes to Financial Statements.

40	Visit our website at www.prudential.com

The Fund entered into interest rate swap agreements during the six months ended January 31, 2008. Details of the interest rate swap agreements outstanding as of January 31, 2008 were as follows:

Counterparty	Termination Date	Notional Amount#		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Bank of America Securities LLC(1)	06/18/23		$2,000,000	5.00%	3 Month LIBOR	$65,630
Bank of America Securities LLC(1)	06/18/10		54,200,000	4.00%	3 Month LIBOR	(97,636)
Barclays Capital(2)	06/18/13		9,800,000	4.00%	3 Month LIBOR	298,348
Barclays Capital(2)	06/18/38		400,000	5.00%	3 Month LIBOR	12,772
Citibank(1)	06/20/17		2,800,000	5.00%	3 Month LIBOR	(133,828)
Citibank(1)	06/18/23		1,900,000	5.00%	3 Month LIBOR	58,287
Deutsche Bank(2)	06/18/13		2,500,000	4.00%	3 Month LIBOR	22,343
Deutsche Bank(2)	06/18/15		2,300,000	5.00%	3 Month LIBOR	62,799
Lehman Brothers(1)	06/18/23		1,200,000	5.00%	3 Month LIBOR	(14,181)
Merrill Lynch & Co.(1)	06/18/18		2,800,000	5.00%	3 Month LIBOR	(72,378)
Merrill Lynch & Co.(2)	12/17/10		3,000,000	4.00%	3 Month LIBOR	39,168
Morgan Stanley & Co.(1)	06/18/18		7,200,000	5.00%	3 Month LIBOR	(68,963)
Morgan Stanley & Co.(1)	06/18/10		10,400,000	4.00%	3 Month LIBOR	(17,042)
Morgan Stanley & Co.(2)	06/20/37		800,000	5.00%	3 Month LIBOR	39,795
Morgan Stanley & Co.(2)	06/18/13		28,200,000	4.00%	3 Month LIBOR	886,120
UBS AG(2)	06/20/37		1,900,000	5.00%	3 Month LIBOR	105,124
Citigroup(2)	04/15/09	AUD	5,000,000	7.00%	3 Month Australian Bank Bill rate	(5,102)
Citigroup(2)	09/15/09	AUD	15,000,000	7.00%	3 Month Australian Bank Bill rate	(43,740)
Deutsche Bank(2)	06/15/09	AUD	8,000,000	7.00%	3 Month Australian Bank Bill rate	7,597
UBS AG(2)	09/15/09	AUD	9,700,000	7.00%	3 Month Australian Bank Bill rate	(29,060)
Morgan Stanley & Co.(2)	12/15/09	AUD	2,700,000	7.00%	6 Month Australian Bank Bill rate	(10,427)
Goldman Sachs & Co.(2)	01/02/12	BRL	4,400,000	10.15%	Brazilian interbank lending rate	(180,014)
Morgan Stanley & Co.(2)	01/02/12	BRL	9,800,000	10.12%	Brazilian interbank lending rate	(304,516)
UBS AG(2)	01/02/12	BRL	5,600,000	10.58%	Brazilian interbank lending rate	(141,602)
Barclays Capital(2)	06/15/10	EUR	4,400,000	4.50%	6 Month EURIBOR	51,435
Deutsche Bank(2)	06/18/34	EUR	600,000	5.00%	6 Month EURIBOR	1,693

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	41

Portfolio of Investments

as of January 31, 2008 (Unaudited) continued

Counterparty	Termination Date	Notional Amount#		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Deutsche Bank(2)	06/15/13	EUR	100,000	4.00%	6 Month EURIBOR	$1,540
UBS AG(2)	10/15/10	EUR	100,000	2.15%	FRC - Excluding Tobacco - Non- Revised Consumer Price Index	1,299
Barclays Capital(1)	09/15/10	GBP	2,500,000	5.00%	6 Month LIBOR	21,981
Barclays Capital(1)	06/20/17	JPY	20,000,000	2.00%	6 Month LIBOR	(2,271)
UBS AG(1)	06/20/17	JPY	50,000,000	2.00%	6 Month LIBOR	(7,808)

						$547,363

(1)	Fund pays the fixed rate and receives the floating rate.
(2)	Fund pays the floating rate and receives the fixed rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

The Fund entered into credit default swap agreements during the six months ended January 31, 2008. Details of the credit default swap agreements outstanding as of January 31, 2008 were as follows:

Counterparty	Termination Date	Notional Amount#	Fixed Rate	Reference Entity/ Obligation	Unrealized Appreciation (Depreciation)
Goldman Sachs(2)	03/20/08	$700,000	0.05%	AIG, 5.60%, due 10/18/16	$(998)
Morgan Stanley & Co.(1)	12/20/08	200,000	0.26%	Allstate Corp., 6.125%, due 02/15/12	145
UBS AG(1)	12/20/08	300,000	0.35%	AutoZone, Inc., 5.875%, due 10/15/12	103
Lehman Brothers(1)	03/20/18	1,000,000	2.20%	Bear Stearns Co. Inc., 7.25%, due 02/01/18	—
Bank of America Securities LLC(1)	03/20/18	2,000,000	1.83%	Con-way Inc. 7.25%, due 01/15/18	(9,301)
Lehman Brothers(1)	12/20/08	100,000	0.24%	Costco Wholesale Corp., 5.50%, due 03/15/07	5
Barclays Bank PLC(1)	09/20/11	200,000	0.58%	DaimlerChrysler, 5.75%, due 09/08/11	163
Barclays Bank PLC(1)	12/20/11	600,000	0.75%	Dow Jones CDX HVOL7 Index	37,071
Lehman Brothers(1)	12/20/11	100,000	0.00%	Dow Jones CDX HY7 Index	17,307
Citigroup(2)	06/20/12	4,000,000	2.11%	Dow Jones CDX HY7 Index	(264,705)

See Notes to Financial Statements.

42	Visit our website at www.prudential.com

Counterparty	Termination Date	Notional Amount#	Fixed Rate	Reference Entity/ Obligation	Unrealized Appreciation (Depreciation)
Merrill Lynch & Co.(1)	12/20/11	$300,000	0.00%	Dow Jones CDX HY7 Index	$52,949
Merrill Lynch & Co.(1)	06/20/12	300,000	2.75%	Dow Jones CDX HY8 Index	18,876
Deutsche Bank(2)	12/20/12	100,000	3.75%	Dow Jones CDX HY9 Index	(3,687)
Morgan Stanley & Co.(2)	12/20/15	470,000	0.46%	Dow Jones CDX IG5 Index	(44,264)
Morgan Stanley & Co.(1)	12/20/12	700,000	0.14%	Dow Jones CDX IG5 Index	47,747
Morgan Stanley & Co.(2)	12/20/15	1,500,000	0.46%	Dow Jones CDX IG5 Index	(140,769)
Morgan Stanley & Co.(1)	12/20/12	2,100,000	0.14%	Dow Jones CDX IG5 Index	143,242
Goldman Sachs(1)	12/20/16	100,000	0.65%	Dow Jones CDX IG7 Index	4,758
Morgan Stanley & Co.(1)	12/20/16	1,000,000	0.65%	Dow Jones CDX IG7 Index	47,922
Lehman Brothers(1)	06/20/12	1,000,000	0.35%	Dow Jones CDX IG8 Index	22,492
Goldman Sachs(2)	12/20/12	1,000,000	0.60%	Dow Jones CDX IG9 5Y Index	5,220
JPMorgan Chase Bank(1)	12/20/11	1,000,000	1.65%	Dow Jones CDX XO7 Index	55,635
Bank of America Securities LLC(1)	12/20/08	100,000	0.13%	E.I. DuPont, 6.875%, due 10/15/09	3
Citigroup(1)	12/20/08	200,000	0.28%	Eaton Corp., 5.75%, due 07/15/12	(5)
Barclays Bank PLC(1)	12/20/08	200,000	0.16%	Eli Lilly & Co., 6.00%, due 03/15/12	(225)
Morgan Stanley & Co.(1)	12/20/08	100,000	0.21%	Emerson Electric Co., 6.48%, due 10/15/12	(56)
Citigroup(1)	12/20/08	100,000	0.29%	FedEx Corp., 7.25%, due 02/15/11	(99)
Lehman Brothers(1)	12/20/08	100,000	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(845)
Bear Stearns International Ltd.(1)	12/20/08	200,000	0.32%	Hewlett Packard Co., 6.50% due 07/01/12	(309)
Lehman Brothers(1)	12/20/08	200,000	0.12%	Home Depot, Inc., 5.375%, due 04/01/06	808
Merrill Lynch & Co.(1)	12/20/08	100,000	0.32%	Ingersoll-Rand Co., 6.48%, due 06/01/25	(76)
Barclays Bank PLC(1)	12/20/12	2,000,000	0.47%	International Paper Co., 5.85%, due 10/30/18	37,086
Lehman Brothers(1)	12/20/08	200,000	0.11%	Johnson & Johnson, 3.80%, due 05/15/13	(145)
Lehman Brothers(1)	12/20/08	100,000	0.53%	Lockheed Martin Corp., 8.20%, due 12/01/09	(442)

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	43

Portfolio of Investments

as of January 31, 2008 (Unaudited) continued

Counterparty	Termination Date	Notional Amount#	Fixed Rate	Reference Entity/ Obligation	Unrealized Appreciation (Depreciation)
Lehman Brothers(1)	12/20/08	$100,000	0.30%	Masco Corp., 5.875%, due 07/15/12	$1,708
Bear Stearns International Ltd.(1)	12/20/12	500,000	0.29%	Nordstrom, Inc., 6.95%, due 03/15/28	14,008
Lehman Brothers(1)	12/20/08	100,000	0.48%	Northrop & Grumman Corp., 7.125%, due 02/15/11	(427)
Morgan Stanley & Co.(1)	06/20/16	300,000	0.39%	Omnicom 5.90%, due 04/15/16	10,075
Lehman Brothers(1)	06/20/09	500,000	0.40%	People’s Republic of China, 6.80%, due 05/23/11	(710)
Lehman Brothers(1)	12/20/08	100,000	0.35%	RadioShack Corp., 7.375%, due 05/15/11	827
Morgan Stanley & Co.(1)	05/20/16	1,000,000	0.54%	Republic of Hungary, 4.75%, due 02/03/15	21,646
JPMorgan Chase Bank(1)	05/20/16	300,000	0.54%	Republic of Hungary, 4.75%, due 02/03/15	6,387
Citigroup(1)	02/09/46	600,000	2.20%	Vertical CDO, Ltd., 7.01%, due 02/09/46	531,887
Lehman Brothers(1)	09/20/12	200,000	0.60%	Viacom, Inc., 4.625%, due 05/15/18	3,267
Goldman Sachs(1)	12/20/12	500,000	0.24%	Wal-Mart Stores, Inc., 5.75%, due 12/19/30	2,155
Citigroup(1)	12/20/08	300,000	0.14%	Wal-Mart Stores, Inc., 6.875%, due 08/10/09	60
Barclays Bank PLC(1)	12/20/08	100,000	0.67%	Walt Disney Co. (The), 6.375%, due 03/12/12	(402)
Lehman Brothers(1)	12/20/08	100,000	0.29%	Whirlpool Corp., 8.60%, due 05/01/10	167
Barclays Bank PLC(1)	03/20/12	100,000	0.21%	XL Capital, Ltd., 6.50%, due 01/15/12	8,670

					$624,924

(1)	Fund pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.
(2)	Fund receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.

See Notes to Financial Statements.

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The industry classification of investments and other liabilities in excess of other assets shown as a percentage of net assets as January 31, 2008 were as follows:

U.S. Government Mortgage-Backed Obligations	39.5%
Commercial Paper	6.7
Affiliated Money Market Mutual Fund	5.7
Financial—Bank & Trust	4.7
Financial Services	4.6
Oil, Gas & Consumable Fuels	3.9
U.S. Treasury Obligations	3.8
Telecommunications	3.7
Collateralized Mortgage Obligations	2.7
Foreign Government Bonds	2.7
Pharmaceuticals	2.4
Insurance	2.0
Software	2.0
Diversified Financial Services	2.0
Transportation	1.7
Asset-Backed Securities	1.7
Outstanding Options Purchased	1.4
Retail & Merchandising	1.2
Bank Notes	1.1
Chemicals	1.1
Internet Services	1.0
Metals & Mining	1.0
Healthcare Services	0.9
Commercial Services	0.9
Media	0.9
Aerospace & Defense	0.9
Hotels, Restaurants & Leisure	0.8
Computer Hardware	0.8
Medical Supplies & Equipment	0.8
Consumer Products & Services	0.7
Industrial Conglomerates	0.7
Semiconductors	0.7
Aerospace	0.7
Entertainment & Leisure	0.7
Utilities	0.6
Real Estate Investment Trusts	0.6
Electronic Components	0.6
Biotechnology	0.6
Farming & Agriculture	0.6
Hotels & Motels	0.5
Machinery	0.5
Beverages	0.5
Commercial Banks	0.5
Thrifts & Mortgage Finance	0.4
Energy Equipment & Services	0.3

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	45

Portfolio of Investments

as of January 31, 2008 (Unaudited) continued

Diversified Manufacturing Operations	0.3%
Specialty Retail	0.3
Electric Utilities	0.3
Foods	0.3
Healthcare Providers & Services	0.2
Food Products	0.2
Household Durables	0.2
Advertising	0.2
Healthcare Equipment & Supplies	0.2
Clothing & Apparel	0.2
IT Services	0.2
Electronic Equipment & Instruments	0.2
Independent Power Producers & Energy Traders	0.1
Diversified	0.1
Tobacco Products	0.1
Automobile Manufacturers	0.1
Auto Components	0.1
Municipal Bonds	0.1
Office Equipment	0.1
Household Products	0.1
Paper & Forest Products	0.1
Computer Services & Software	0.1
Semiconductors & Semiconductor Equipment	0.1
Manufacturing	0.1
Construction	0.1
Business Services	0.1
Automotive Parts	0.1
Real Estate	0.1
Building Products	0.1
Engineering/Construction	0.1
Capital Markets	0.1
Electrical Equipment	0.1
Air Freight & Couriers	0.1
Auto Parts & Related	0.1
Textiles, Apparel & Luxury Goods	0.1
Communication Equipment	0.1

117.0
Written options and securities sold short	(8.0)
Other liabilities in excess of other assets	(9.0)

100.0%

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

JANUARY 31, 2008	SEMIANNUAL REPORT

Target Asset Allocation Funds/Target Conservative Allocation Fund

Statement of Assets and Liabilities

January 31, 2008 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $195,386,357)	$205,267,585
Affiliated investments (cost $10,420,283)	10,420,283
Foreign currency, at value (cost $2,450,031)	2,442,360
Receivable for investments sold	91,583,179
Unrealized appreciation on swap agreements	2,768,320
Dividends and interest receivable	688,216
Unrealized appreciation on foreign currency exchange contracts	487,860
Receivable for Fund shares sold	223,297
Prepaid expenses	3,980

Total assets	313,885,080

Liabilities
Payable for investments purchased	109,387,020
Securities sold short, at value (proceeds $13,147,411)	13,224,086
Payments received for swaps agreements	2,590,277
Unrealized depreciation on swap agreements	1,596,033
Outstanding options written (premiums received $542,034)	1,508,439
Payable for Fund shares reacquired	328,301
Accrued expenses and other liabilities	259,657
Payable to custodian	202,714
Management fee payable	116,770
Distribution fee payable	107,472
Interest payable on investments sold short	87,264
Unrealized depreciation on foreign currency exchange contracts	63,540
Transfer agent fee payable	61,689
Payable to broker-variation margin	29,457
Deferred trustees’ fees	8,175

Total liabilities	129,570,894

Net Assets	$184,314,186

Net assets were comprised of:
Shares of beneficial interest, at par	$21,552
Paid-in capital, in excess of par	171,524,883

171,546,435
Distributions in excess of net investment income	(749,573)
Accumulated net realized gain on investments	2,330,290
Net unrealized appreciation on investments and foreign currencies	11,187,034

Net assets, January 31, 2008	$184,314,186

See Notes to Financial Statements.

48	Visit our website at www.prudential.com

Class A:
Net asset value and redemption price per share ($66,245,574 ÷ 6,330,629 shares of beneficial interest issued and outstanding)	$10.46
Maximum sales charge (5.5% of offering price)	.61

Maximum offering price to public	$11.07

Class B:
Net asset value, offering price and redemption price per share ($70,567,990 ÷ 6,758,895 shares of beneficial interest issued and outstanding)	$10.44

Class C:
Net asset value, offering price and redemption price per share ($32,290,411 ÷ 3,092,949 shares of beneficial interest issued and outstanding)	$10.44

Class M:
Net asset value, offering price and redemption price per share ($2,659,510 ÷ 254,739 shares of beneficial interest issued and outstanding)	$10.44

Class R:
Net asset value, offering price and redemption price per share ($5,152,287 ÷ 491,890 shares of beneficial interest issued and outstanding)	$10.47

Class X:
Net asset value, offering price and redemption price per share ($2,568,749 ÷ 246,106 shares of beneficial interest issued and outstanding)	$10.44

Class Z:
Net asset value, offering price and redemption price per share ($4,829,665 ÷ 461,082 shares of beneficial interest issued and outstanding)	$10.47

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	49

Statement of Operations

Six Months Ended January 31, 2008 (Unaudited)

Net Investment Income
Income
Unaffiliated interest	$2,639,990
Unaffiliated dividends (net of foreign withholding taxes $2,109)	746,180
Affiliated dividends	264,553

3,650,723

Expenses
Management fee	708,727
Distribution fee—Class A	80,500
Distribution fee—Class B	382,321
Distribution fee—Class C	164,781
Distribution fee—Class M	14,038
Distribution fee—Class R	10,881
Distribution fee—Class X	12,860
Custodian’s fees and expenses	150,000
Transfer agent’s fees and expenses (including affiliated expense of $66,600)	137,000
Registration fees	49,000
Reports to shareholders	34,000
Audit fee	25,000
Legal fee	12,000
Trustees’ fees	7,000
Insurance expense	2,000
Miscellaneous	10,385

Total expenses	1,800,493

Net investment income	1,850,230

Net Realized And Unrealized Gain (Loss) On Investments And Foreign Currency
Net realized gain (loss) on:
Investment transactions	2,224,871
Options written	329,763
Foreign currency transactions	789,251
Futures	(400,458)
Swaps	2,967,602
Short sale transactions	(154,038)

5,756,991

Net change in unrealized appreciation (depreciation) on:
Investments	(1,465,769)
Short sales	(92,676)
Foreign currencies	(54,291)
Futures	1,773,485
Swaps	502,569
Options written	(986,739)

(323,421)

Net gain on investments	5,433,570

Net Increase In Net Assets Resulting From Operations	$7,283,800

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended January 31, 2008	Year Ended July 31, 2007
Increase (Decrease) In Net Assets
Operations
Net investment income	$1,850,230	$3,767,379
Net realized gain on investments and foreign currency transactions	5,756,991	6,438,690
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(323,421)	4,486,748

Net increase in net assets resulting from operations	7,283,800	14,692,817

Dividends and distributions (Note 1)
Dividends from net investment income:
Class A	(790,616)	(1,528,934)
Class B	(638,179)	(1,540,436)
Class C	(278,688)	(611,152)
Class M	(23,171)	(57,363)
Class R	(40,867)	(185,681)
Class X	(21,455)	(42,951)
Class Z	(73,499)	(124,828)

	(1,866,475)	(4,091,345)

Distributions from net realized gains:
Class A	(3,033,792)	(1,207,325)
Class B	(3,278,171)	(1,817,015)
Class C	(1,469,678)	(700,590)
Class M	(127,929)	(67,656)
Class R	(237,051)	(162,551)
Class X	(111,378)	(46,264)
Class Z	(249,783)	(91,039)

	(8,507,782)	(4,092,440)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	13,636,591	20,503,014
Net asset value of shares issued in reinvestment of distributions	9,672,964	7,491,465
Cost of shares reacquired	(27,352,574)	(48,723,968)

Net decrease in net assets resulting from Fund share transactions	(4,043,019)	(20,729,489)

Total decrease	(7,133,476)	(14,220,457)

Net Assets
Beginning of period	191,447,662	205,668,119

End of period	$184,314,186	$191,447,662

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	51

Notes to Financial Statements

(Unaudited)

Target Asset Allocation Funds (the “Trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company presently consisting of three portfolios: Target Moderate Allocation Fund, Target Conservative Allocation Fund (the “Fund”) and Target Growth Allocation Fund. These financial statements relate only to Target Conservative Allocation Fund. The financial statements of the other portfolios are not presented herein. The Trust was organized as a business trust in Delaware on July 29, 1998.

The Fund uses investment managers (“Subadvisers”), each managing a portion of the Fund’s assets. The following lists the Subadvisers and their respective segment during the six months ended January 31, 2008.

Fund Segment	Subadvisors
Large-cap value stocks	Hotchkis & Wiley Capital Management LLC J.P. Morgan Asset Management NFJ Investment Group L.P.
Large-cap growth stocks	Marsico Capital Management, LLC Goldman Sachs Asset Management L.P.
Core fixed income bonds	Pacific Investment Management Company LLC
Small-cap value stocks	EARNEST Partners, LLC Vaughan Nelson Investment Management, L.P.
Small-cap growth stocks	RS Investment Management Co. LLC

The investment objective of the Fund is to provide current income and a reasonable level of capital appreciation. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of debt obligations and equity securities. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or country.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter

52	Visit our website at www.prudential.com

market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the Subadvisers, to be over- the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Certain fixed income securities for which daily market quotations are not readily available may be valued with reference to fixed income securities whose prices are more readily available, pursuant to guidelines established by the Board of Trustees. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of January 31, 2008, there were 3 securities representing $1,239,843 whose values were adjusted in accordance with procedures approved by the Board of Trustees.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities, which mature in more than sixty days are valued at current market quotations.

Target Asset Allocation Funds/Target Conservative Allocation Fund	53

Notes to Financial Statements

(Unaudited) continued

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. Dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts

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are valued daily at current exchange rates and any unrealized gain or loss is included in the Statement of Assets and Liabilities as in unrealized appreciation and/or depreciation on forward foreign currency contracts. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Options: The Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates with respect to securities or currencies which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written.

The Fund, as writer of an option, has no control over whether the underlying securities or currencies may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

When a Fund writes an option on a swap contract, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a

Target Asset Allocation Funds/Target Conservative Allocation Fund	55

Notes to Financial Statements

(Unaudited) continued

swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps, is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Short Sales: The Fund may make short sales of securities as a method of hedging potential price declines in similar securities owned. The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it will borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow the particular securities and may be obligated to return any interest or dividends received on such borrowed securities.

A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price is less or greater than the proceeds originally received, respectively, and is presented in the Statement of Operations as net realized gain or loss on short sales.

Swaps: The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into interest rate, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk.

Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest and may involve payment/ receipt of a premium at the time of initiation of the swap agreement. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. Dividends and interest on the securities in the swap are included in the

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value of the exchange. The swaps are valued daily at current market value and any unrealized gain or loss is included in the net unrealized appreciation or depreciation on investments. Gain or loss is realized on the termination date of the swap and is equal to the difference between the Fund’s basis in the swap and the proceeds of the closing transaction, including fees. During the period that the swap agreement is open, the Fund may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement.

Written options, future contracts, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy on the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Target Asset Allocation Funds/Target Conservative Allocation Fund	57

Notes to Financial Statements

(Unaudited) continued

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. Net investment income or loss (other than distribution fees, which are charged directly to respective class) and unrealized and realized gains or losses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income quarterly, and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid in capital in excess of par as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has a management agreement with PI. Pursuant to this agreement, PI manages the investment operations of the Fund, administers the Fund’s affairs and supervises the Subadvisers’ performance of all investment advisory services. Pursuant to the advisory agreement, PI pays the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all

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other costs and expenses. The management fee paid to PI is computed daily and payable monthly at an annual rate of .75 of 1% of average daily net assets up to $500 million, .70 of 1% of average daily net assets for the next $500 million and .65 of 1% of average daily net assets in excess of $1 billion. The effective management fee rate was .75 of 1% for the six months ended January 31, 2008.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class B, Class C, Class M, Class R, Class X and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, Class M, Class R and Class X shares, pursuant to plans of distribution (the Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1%, 1%, .75 of 1% and 1% of the average daily net assets of the Class A, B, C, M, R and X shares, respectively. Such expenses under the plans were .25 of 1%, 1%, 1%, 1%, .50 of 1% and 1% of the average daily net assets of the Class A, B, C, M, R and X shares, respectively, for the six months ended January 31, 2008.

PIMS has advised the Fund that it has received approximately $81,400 in front-end sales charges resulting from sales of Class A shares during the six months ended January 31, 2008. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to sales persons and incurred other distribution costs. PIMS has advised the Fund that for the six months ended January 31, 2008, it has received approximately $48,000, $2,300, $3,100 and 600 in contingent deferred sales charges imposed upon certain redemptions by Class B, Class C, Class M and Class X shareholders, respectively.

PIMS and PI are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI, and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out–of-pocket expenses paid to non-affiliates, where applicable.

Target Asset Allocation Funds/Target Conservative Allocation Fund	59

Notes to Financial Statements

(Unaudited) continued

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national mutual fund clearing system. First Clearing Corporation, an affiliate of PI, served as a broker/dealer. The Fund incurred approximately $25,000 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, formally known as Prudential Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. Earnings from the Series are disclosed on the Statement of Operations as affiliated dividends.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments and U.S. Government investments, for the six months ended January 31, 2008, aggregated $58,778,424 and $43,014,041, respectively.

Transactions in options/swap options written during the six months ended January 31, 2008, were as follows:

	Number of Contracts/ Notional Amount	Premium
Options outstanding at July 31, 2007	9,100,000	$98,509
Written options	30,170,000	692,581
Expired options	(450,000)	(36,604)
Closed options	(5,220,000)	(212,452)

Options outstanding at January 31, 2008	33,600,000	$542,034

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of January 31, 2008 were as follows:

Tax Basis	Appreciation	(Depreciation)	Total Net Unrealized Appreciation
$207,215,246	$13,264,004	$(4,791,382)	$8,472,622

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The difference between book basis and tax basis were primarily attributable to deferred losses on wash sales, passive foreign investment companies, are real estate investment trusts.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of January 31, 2008, no provision for income tax would be required in the Funds’ financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class M, Class R, Class X and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are subject to a CDSC of 5%, which decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. Class M shares are generally closed to new purchases. Class M shares are subject to a CDSC of 6%, which decreases by 1% annually to 2% in the fifth and sixth years and 1% in the seventh year. Class M shares automatically convert to Class A shares approximately eight years after purchase. Class X shares are generally closed to new purchases. Class X shares are subject to a CDSC of 6%, which decreases by 1% annually to 4% in the third and fourth years, by 1% annually to 2% in the sixth and seventh years, and 1% in the eighth year. Class X shares automatically convert to Class A shares on a quarterly basis approximately ten years (eight years in the case of shares purchased prior to August 19, 1998) after purchase. An exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value per share. As of January 31, 2008, Prudential owned 231 shares of Class R shares.

Target Asset Allocation Funds/Target Conservative Allocation Fund	61

Notes to Financial Statements

(Unaudited) continued

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six Months ended January 31, 2008:
Shares sold	378,060	$4,071,185
Shares issued in reinvestment of dividends and distributions	343,206	3,617,059
Shares reacquired	(572,075)	(6,201,923)

Net increase (decrease) in shares outstanding before conversion	149,191	1,486,321
Shares issued, upon conversion from Class B , Class M, and Class X	489,321	5,372,891

Net increase (decrease) in shares outstanding	638,512	$6,859,212

Year ended July 31, 2007:
Shares sold	708,999	$7,558,267
Shares issued in reinvestment of dividends and distributions	234,424	2,495,939
Shares reacquired	(1,672,038)	(17,823,019)

Net increase (decrease) in shares outstanding before conversion	(728,615)	(7,768,813)
Shares issued, upon conversion from Class B , Class M, and Class X	793,444	8,402,196

Net increase (decrease) in shares outstanding	64,829	$633,383

Class B
Six Months ended January 31, 2008:
Shares sold	163,064	$1,747,662
Shares issued in reinvestment of dividends and distributions	350,194	3,679,813
Shares reacquired	(655,198)	(7,093,638)

Net increase (decrease) in shares outstanding before conversion	(141,940)	(1,666,163)
Shares reacquired upon conversion into Class A	(460,752)	(5,047,681)

Net increase (decrease) in shares outstanding	(602,692)	$(6,713,844)

Year ended July 31, 2007:
Shares sold	360,646	$3,829,609
Shares issued in reinvestment of dividends and distributions	297,375	3,158,718
Shares reacquired	(1,650,176)	(17,542,206)

Net increase (decrease) in shares outstanding before conversion	(992,155)	(10,553,879)
Shares reacquired upon conversion into Class A	(763,338)	(8,065,713)

Net increase (decrease) in shares outstanding	(1,755,493)	$(18,619,592)

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Class C	Shares	Amount
Six Months ended January 31, 2008:
Shares sold	289,919	$3,082,062
Shares issued in reinvestment of dividends and distributions	145,474	1,527,997
Shares reacquired	(426,385)	(4,605,281)

Net increase (decrease) in shares outstanding	9,008	$4,778

Year ended July 31, 2007:
Shares sold	429,500	$4,541,607
Shares issued in reinvestment of dividends and distributions	103,500	1,099,586
Shares reacquired	(901,063)	(9,586,340)

Net increase (decrease) in shares outstanding	(368,063)	$(3,945,147)

Class M
Six Months ended January 31, 2008:
Shares sold	57,521	$633,562
Shares issued in reinvestment of dividends and distributions	11,782	123,702
Shares reacquired	(60,580)	(659,294)

Net increase (decrease) in shares outstanding before conversion	8,723	97,970
Shares reacquired upon conversion into Class A	(30,023)	(324,849)

Net increase (decrease) in shares outstanding	(21,300)	$(226,879)

Year ended July 31, 2007:
Shares sold	113,195	$1,197,385
Shares issued in reinvestment of dividends and distributions	9,071	96,359
Shares reacquired	(148,497)	(1,568,630)

Net increase (decrease) in shares outstanding before conversion	(26,231)	(274,886)
Shares reacquired upon conversion into Class A	(31,304)	(334,305)

Net increase (decrease) in shares outstanding	(57,535)	$(609,191)

Class R
Six Months ended January 31, 2008:
Shares sold	290,069	$3,181,082
Shares issued in reinvestment of dividends and distributions	26,421	277,753
Shares reacquired	(644,762)	(6,956,201)

Net increase (decrease) in shares outstanding	(328,272)	$(3,497,366)

Year ended July 31, 2007:
Shares sold	102,568	$1,091,897
Shares issued in reinvestment of dividends and distributions	32,644	348,127
Shares reacquired	(32,387)	(345,325)

Net increase (decrease) in shares outstanding	102,825	$1,094,699

Target Asset Allocation Funds/Target Conservative Allocation Fund	63

Notes to Financial Statements

(Unaudited) continued

Class X	Shares	Amount
Six Months ended January 31, 2008:
Shares sold	21,226	$223,658
Shares issued in reinvestment of dividends and distributions	12,574	132,129
Shares reacquired	(32,330)	(352,656)

Net increase (decrease) in shares outstanding before conversion	1,470	3,131
Shares reacquired upon conversion into Class A	(32)	(361)

Net increase (decrease) in shares outstanding	1,438	$2,770

Year ended July 31, 2007:
Shares sold	66,376	$711,109
Shares issued in reinvestment of dividends and distributions	8,204	87,135
Shares reacquired	(82,695)	(876,344)

Net increase (decrease) in shares outstanding before conversion	(8,115)	(78,100)
Shares reacquired upon conversion into Class A	(202)	(2,178)

Net increase (decrease) in shares outstanding	(8,317)	$(80,278)

Class Z
Six Months ended January 31, 2008:
Shares sold	64,295	$697,380
Shares issued in reinvestment of dividends and distributions	29,813	314,511
Shares reacquired	(138,999)	(1,483,581)

Net increase (decrease) in shares outstanding	(44,891)	$(471,690)

Year ended July 31, 2007:
Shares sold	146,494	$1,573,140
Shares issued in reinvestment of dividends and distributions	19,291	205,601
Shares reacquired	(92,195)	(982,104)

Net increase (decrease) in shares outstanding	73,590	$796,637

Note 7. Borrowings

The Trust, along with other affiliated registered investment companies (the “Companies”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 26, 2007, the Companies renewed the SCA with the two banks. The Companies pays a commitment fee of .06 of 1% of the unused portion of the SCA. The expiration date of the SCA will be October 24, 2008. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions.

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The Trust did not utilize the line of credit during the six months ended January 31, 2008.

Note 8. New Accounting Pronouncements

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

Target Asset Allocation Funds/Target Conservative Allocation Fund	65

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended January 31, 2008(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.66

Income (loss) from investment operations:
Net investment income	.13
Net realized and unrealized gains (loss) on investments transactions	.30

Total from investment operations	.43

Less Dividends and Distributions:
Dividends from net investment income	(.13)
Distributions from net realized gains on investments	(.50)

Total dividends and distributions	(.63)

Net asset value, end of period	$10.46

Total Return(a)	4.07%
Ratios/Supplemental Data:
Net assets, end of period (000)	$66,246
Average net assets (000)	$64,050
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees(b)	1.45	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.20	%(d)
Net investment income	2.42	%(d)
For Class A, B, C, M, R, X and Z shares:
Portfolio turnover rate	156	%(e)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily assets of the Class A shares.
(c)	Calculated based upon the average shares outstanding during the period.
(d)	Annualized.
(e)	Not annualized.
(f)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

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Class A
Year Ended July 31,
2007	2006(c)	2005	2004	2003

$10.33	$11.36	$10.51	$9.71	$8.81

.25	.28	.18	.17	.24
.56	(.05)	1.05	.82	.89

.81	.23	1.23	.99	1.13

(.27)	(.30)	(.21)	(.19)	(.23)
(.21)	(.96)	(.17)	—	—

(.48)	(1.26)	(.38)	(.19)	(.23)

$10.66	$10.33	$11.36	$10.51	$9.71

7.93%	2.20%	11.85%	10.18%	13.08%

$60,657	$58,130	$46,743	$36,307	$27,364
$61,106	$51,963	$42,639	$32,710	$22,847

1.35%	1.41%	1.44%	1.42%	1.51%
1.10%	1.16%	1.19%	1.17%	1.26%
2.34%	2.57%	1.65%	1.67%	2.66%

395%	481%	379%	160%	269%

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	67

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended January 31, 2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.64

Income (loss) from investment operations:
Net investment income	.09
Net realized and unrealized gains (loss) on investments transactions	.30

Total from investment operations	.39

Less Dividends and Distributions:
Dividends from net investment income	(.09)
Distributions from net realized gains on investments	(.50)

Total dividends and distributions	(.59)

Net asset value, end of period	$10.44

Total Return(a)	3.70%
Ratios/Supplemental Data:
Net assets, end of period (000)	$70,568
Average net assets (000)	$76,049
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	2.20	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.20	%(c)
Net investment income	1.66	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon the average shares outstanding during the period.
(c)	Annualized.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

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Class B
Year Ended July 31,
2007	2006(b)	2005	2004	2003

$10.31	$11.34	$10.49	$9.69	$8.79

.17	.18	.10	.10	.18
.56	(.03)	1.05	.81	.88

.73	.15	1.15	.91	1.06

(.19)	(.22)	(.13)	(.11)	(.16)
(.21)	(.96)	(.17)	—	—

(.40)	(1.18)	(.30)	(.11)	(.16)

$10.64	$10.31	$11.34	$10.49	$9.69

7.12%	1.40%	11.02%	9.40%	12.27%

$78,305	$94,011	$116,378	$110,140	$90,029
$87,224	$106,189	$114,342	$104,309	$78,562

2.10%	2.16%	2.19%	2.17%	2.26%
1.10%	1.16%	1.19%	1.17%	1.26%
1.60%	1.68%	.89%	.93%	1.93%

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	69

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended January 31, 2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.64

Income (loss) from investment operations:
Net investment income	.09
Net realized and unrealized gains (loss) on investments transactions	.30

Total from investment operations	.39

Less Dividends and Distributions:
Dividends from net investment income	(.09)
Distributions from net realized gains on investments	(.50)

Total dividends and distributions	(.59)

Net asset value, end of period	$10.44

Total Return(a)	3.70%
Ratios/Supplemental Data:
Net assets, end of period (000)	$32,290
Average net assets (000)	$32,777
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	2.20	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.20	%(c)
Net investment income	1.66	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon the average shares outstanding during the period.
(c)	Annualized.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

70	Visit our website at www.prudential.com

	Class C
	Year Ended July 31,
2007	2006(b)	2005	2004	2003

$10.31	$11.34	$10.49	$9.69	$8.79

.17	.20	.10	.10	.17
.56	(.05)	1.05	.81	.89

.73	.15	1.15	.91	1.06

(.19)	(.22)	(.13)	(.11)	(.16)
(.21)	(.96)	(.17)	—	—

(.40)	(1.18)	(.30)	(.11)	(.16)

$10.64	$10.31	$11.34	$10.49	$9.69

7.12%	1.40%	11.02%	9.40%	12.27%

$32,800	$35,591	$43,787	$43,375	$37,429
$34,907	$39,175	$43,819	$41,938	$31,449

2.10%	2.16%	2.19%	2.17%	2.26%
1.10%	1.16%	1.19%	1.17%	1.26%
1.60%	1.83%	.89%	.94%	1.91%

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	71

Financial Highlights

(Unaudited) continued

	Class M

	Six Months Ended January 31, 2008(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.64

Income (loss) from investment operations:
Net investment income	.09
Net realized and unrealized gains (loss) on investments transactions	.30

Total from investment operations	.39

Less Dividends and Distributions:
Dividends from net investment income	(.09)
Distributions from net realized gains on investments	(.50)

Total dividends and distributions	(.59)

Net asset value, end of period	$10.44

Total Return(b)	3.70%
Ratios/Supplemental Data:
Net assets, end of period (000)	$2,660
Average net assets (000)	$2,792
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	2.20	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.20	%(c)
Net investment income	1.67	%(c)

(a)	Commencement of offering new share class.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Calculated based upon the average shares outstanding during the period.
(e)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

72	Visit our website at www.prudential.com

Class M
Year Ended July 31,		October 4, 2004(a) Through July 31, 2005
2007	2006(d)

$10.31	$11.34	$10.81

.17	.19	.14
.56	(.04)	.69

.73	.15	.83

(.19)	(.22)	(.13)
(.21)	(.96)	(.17)

(.40)	(1.18)	(.30)

$10.64	$10.31	$11.34

7.12%	1.41%	7.80%

$2,936	$3,439	$1,900
$3,219	$2,579	$1,115

2.10%	2.16%	2.19	%(c)
1.10%	1.16%	1.19	%(c)
1.60%	1.84%	1.25	%(c)

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	73

Financial Highlights

(Unaudited) continued

	Class R

	Six Months Ended January 31, 2008(e)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.67

Income (loss) from investment operations:
Net investment income	.12
Net realized and unrealized gains (loss) on investments transactions	.30

Total from investment operations	.42

Less Dividends and Distributions:
Dividends from net investment income	(.12)
Distributions from net realized gains on investments	(.50)

Total dividends and distributions	(.62)

Net asset value, end of period	$10.47

Total Return(b)	3.94%
Ratios/Supplemental Data:
Net assets, end of period (000)	$5,152
Average net assets (000)	$4,329
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees(d)	1.70	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.20	%(c)
Net investment income	2.13	%(c)

(a)	Commencement of offering new share class.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily assets of the Class R shares.
(e)	Calculated based upon the average shares outstanding during the period.
(f)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

74	Visit our website at www.prudential.com

Class R
Year Ended July 31,		October 4, 2004(a) Through July 31, 2005
2007	2006(e)

$10.34	$11.37	$10.84

.23	.25	.16
.55	(.05)	.72

.78	.20	.88

(.24)	(.27)	(.18)
(.21)	(.96)	(.17)

(.45)	(1.23)	(.35)

$10.67	$10.34	$11.37

7.64%	1.93%	8.25%

$8,751	$7,419	$3
$8,273	$4,498	$3

1.60%	1.66%	1.69	%(c)
1.10%	1.16%	1.19	%(c)
2.09%	2.31%	1.77	%(c)

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	75

Financial Highlights

(Unaudited) continued

	Class X

	Six Months Ended January 31, 2008(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.63

Income (loss) from investment operations:
Net investment income	.09
Net realized and unrealized gains (loss) on investments transactions	.31

Total from investment operations	.40

Less Dividends and Distributions:
Dividends from net investment income	(.09)
Distributions from net realized gains on investments	(.50)

Total dividends and distributions	(.59)

Net asset value, end of period	$10.44

Total Return(b)	3.80%
Ratios/Supplemental Data:
Net assets, end of period (000)	$2,569
Average net assets (000)	$2,558
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	2.20	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.20	%(c)
Net investment income	1.66	%(c)

(a)	Commencement of offering new share class.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Calculated based upon the average shares outstanding during the period.
(e)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

76	Visit our website at www.prudential.com

Class X
Year Ended July 31,		October 4, 2004(a) Through July 31, 2005
2007	2006(d)

$10.31	$11.33	$10.81

.17	.19	.15
.55	(.03)	.67

.72	.16	.82

(.19)	(.22)	(.13)
(.21)	(.96)	(.17)

(.40)	(1.18)	(.30)

$10.63	$10.31	$11.33

7.13%	1.41%	7.71%

$2,601	$2,607	$1,688
$2,463	$1,892	$853

2.10%	2.16%	2.19	%(c)
1.10%	1.16%	1.19	%(c)
1.60%	1.86%	1.31	%(c)

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	77

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended January 31, 2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.67

Income (loss) from investment operations:
Net investment income	.15
Net realized and unrealized gains (loss) on investments transactions	.30

Total from investment operations	.45

Less Dividends and Distributions:
Dividends from net investment income	(.15)
Distributions from net realized gains on investments	(.50)

Total dividends and distributions	(.65)

Net asset value, end of period	$10.47

Total Return(a)	4.20%
Ratios/Supplemental Data:
Net assets, end of period (000)	$4,830
Average net assets (000)	$5,412
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.20	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.20	%(c)
Net investment income	2.66	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon the average shares outstanding during the period.
(c)	Annualized.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

78	Visit our website at www.prudential.com

Class Z
Year Ended July 31,
2007	2006(b)	2005	2004	2003

$10.34	$11.37	$10.52	$9.72	$8.81

.28	.30	.21	.20	.26
.56	(.04)	1.05	.81	.90

.84	.26	1.26	1.01	1.16

(.30)	(.33)	(.24)	(.21)	(.25)
(.21)	(.96)	(.17)	—	—

(.51)	(1.29)	(.41)	(.21)	(.25)

$10.67	$10.34	$11.37	$10.52	$9.72

8.20%	2.47%	12.10%	10.44%	13.45%

$5,397	$4,471	$4,611	$5,267	$3,714
$4,521	$4,587	$4,731	$4,712	$3,139

1.10%	1.16%	1.19%	1.17%	1.26%
1.10%	1.16%	1.19%	1.17%	1.26%
2.59%	2.83%	2.02%	1.93%	2.90%

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	79

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudential.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Noreen M. Fierro, Acting Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISERS	EARNEST Partners, LLC	75 14th Street, Suite 2300 Atlanta, GA 30309

	Goldman Sachs Asset Management	32 Old Slip 23rd Floor New York, NY 10005

	Hotchkis and Wiley Capital Management LLC	725 South Figueroa Street Suite 3900 Los Angeles, CA 90017

	J.P. Morgan Asset Management	522 Fifth Avenue New York, NY 10036

	Marsico Capital Management, LLC	1200 17th Street Suite 1600 Denver, CO 80202

	NFJ Investment Group L.P.	2100 Ross Avenue Suite 1840 Dallas, TX 75201

	Pacific Investment Management Company LLC	840 Newport Center Drive Newport Beach, CA 92660

	RS Investment Management Co. LLC	388 Market Street Suite 1700 San Francisco, CA 94111

	Vaughan Nelson Investment Management, L.P.	600 Travis Street Suite 6300 Houston, TX 77002

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	PFPC Trust Company	400 Bellevue Parkway Wilmington, DE 19809

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.prudential.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Target Asset Allocation Funds, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Target Conservative Allocation Fund
Share Class	A	B	C	M	R	X	Z
NASDAQ	PCGAX	PBCFX	PCCFX	N/A	PCLRX	N/A	PDCZX
CUSIP	87612A104	87612A203	87612A302	87612A609	87612A401	87612A708	87612A500

MFSP504E2    IFS-A145516    Ed. 03/2008

JANUARY 31, 2008	SEMIANNUAL REPORT

Target

Moderate Allocation Fund

OBJECTIVE

Seeks capital appreciation and a reasonable level of current income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2008, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Target Funds, Prudential, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

March 14, 2008

Dear Shareholder:

On the following pages, you’ll find your semiannual report for the Target Moderate Allocation Fund.

Target Asset Allocation Funds are managed by institutional-quality asset managers selected, matched, and monitored by a research team from Prudential Investments LLC. Portions of the Funds’ assets are assigned to carefully chosen asset managers, with the allocations actively managed on the basis of our projections for the financial markets and the managers’ individual strengths.

We believe our Target Moderate Allocation Fund will help you to achieve broad, actively managed diversification at a targeted risk/return balance with a single investment purchase. We appreciate your continued confidence in us.

Sincerely,

Judy A. Rice, President

Target Asset Allocation Funds

Target Asset Allocation Funds/Target Moderate Allocation Fund	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudential.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.32%; Class B, 2.02%; Class C, 2.02%; Class M, 2.02%; Class R, 1.77%; Class X, 2.02%; Class Z, 1.02%. Net operating expenses apply to: Class A, 1.27%; Class B, 2.02%; Class C, 2.02%; Class M, 2.02%; Class R, 1.52%; Class X, 2.02%; Class Z, 1.02%, after contractual reduction through 11/30/2008.

Cumulative Total Returns as of 1/31/08
	Six Months	One Year	Five Years	Since Inception[1]
Class A	–0.70%	1.88%	75.56%	76.41%
Class B	–1.11	1.08	69.04	64.42
Class C	–1.11	1.08	69.04	64.42
Class M	–1.11	1.08	N/A	28.97
Class R	–0.82	1.62	N/A	31.23
Class X	–1.11	1.08	N/A	29.14
Class Z	–0.57	2.13	77.73	80.41
Customized Blend[2]	–0.96	1.60	68.48	**
S&P 500 Index[3]	–4.32	–2.31	76.44	***
Lipper Mixed-Asset Target Allocation Growth Funds Avg.[4]	–1.97	0.52	62.54	****

Average Annual Total Returns[5] as of 12/31/07
		One Year	Five Years	Since Inception[1]
Class A		1.22%	11.25%	6.21%
Class B		1.53	11.56	6.06
Class C		5.42	11.69	6.06
Class M		0.57	N/A	8.72
Class R		6.84	N/A	10.03
Class X		0.56	N/A	8.51
Class Z		7.37	12.79	7.13
Customized Blend[2]		6.70	11.45	**
S&P 500 Index[3]		5.49	12.82	***
Lipper Mixed-Asset Target Allocation Growth Funds Avg.[4]		6.41	10.71	****

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns

2	Visit our website at www.prudential.com

performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class M and Class X shares are subject to a maximum CDSC of 6%. Class R and Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception dates: Class A, B, C, and Z, 11/18/98; Class M, R, and X, 10/04/04.

2The Customized Benchmark for Target Moderate Allocation Fund (Customized Blend) is a model portfolio consisting of the Russell 3000® Index (52%), MSCI EAFE (13%), and the Lehman Brothers U.S. Aggregate Bond Index (35%). Each component of the Customized Blend is an unmanaged index generally considered as representing the performance of the Fund’s asset classes. The Customized Blend is intended to provide a theoretical comparison of the Fund’s performance, based on the amounts allocated to each asset class rather than based on amounts allocated to various Fund segments. The Customized Blend does not reflect deductions for any sales charges or operating expenses of a mutual fund.

3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives an indication of how U.S. stock prices have performed.

4The Lipper Mixed-Asset Target Allocation Growth Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Mixed-Equity Funds category for the periods noted. Funds in the Lipper Average invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Mixed-Asset Funds are funds that, by portfolio practice, maintain a mix of between 60% and 80% equity securities, with the remainder invested in bonds, cash, and cash equivalents.

5The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, Class M, Class R, and Class X shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, 1.00%, 0.75%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Approximately eight years after purchase, Class M shares will automatically convert to Class A shares on a quarterly basis. Approximately 10 years after purchase, Class X shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

**Customized Blend Closest Month-End to Inception cumulative total returns as of 1/31/08 are 62.35% for Classes A, B, C, and Z; and 32.07% for Classes M, R, and X. Customized Blend Closest Month-End to Inception average annual total returns as of 12/31/07 are 5.93% for Classes A, B, C, and Z; and 10.23% for Classes M, R, and X.

***S&P 500 Index Closest Month-End to Inception cumulative total returns as of 1/31/08 are 37.26% for Classes A, B, C, and Z; and 31.56% for Classes M, R, and X. S&P 500 Index Closest Month-End to Inception average annual total returns as of 12/31/07 are 4.26% for Classes A, B, C, and Z; and 10.90% for Classes M, R, and X.

****Lipper Average Closest Month-End to Inception cumulative total returns as of 1/31/08 are 54.41% for Classes A, B, C, and Z; and 29.29% for Classes M, R, and X. Lipper Average Closest Month-End to Inception average annual total returns as of 12/31/07 are 5.27% for Classes A, B, C, and Z; and 9.65% for Classes M, R, and X.

Investors cannot invest directly in an index. The returns for the S&P 500 Index and the Customized Blend would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the S&P 500 Index, the Customized Blend, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Target Asset Allocation Funds/Target Moderate Allocation Fund	3

Your Fund’s Performance (continued)

Fund objective

The investment objective of the Target Moderate Allocation Fund is capital appreciation and a reasonable level of current income. There can be no assurance that the Fund will achieve its investment objective.

4	Visit our website at www.prudential.com

Source: Lipper Inc.

The chart above shows the total returns for six months ended January 31, 2008, of various securities indexes that are generally considered representative of broad market sectors. It does not reflect a mutual fund’s expenses. The performance cited does not represent the performance of the Target Moderate Allocation Fund. Past performance is not indicative of future results. Investors cannot invest directly in an index.

The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE ND Index) is an unmanaged, weighted index that reflects stock price movements in Europe, Australasia, and the Far East. It gives a broad look at how foreign stock prices have performed. The Fund utilizes the net dividends (ND) version of the MSCI EAFE Index. The net dividends and gross dividends versions of the MSCI EAFE Index differ in that net dividends returns reflect the impact of the maximum withholding taxes on reinvested dividends, while the gross dividends version does not reflect the impact of withholding taxes on reinvested dividends. These returns do not include the effect of any investment management expenses. These returns would have been lower if they included the effect of these expenses.

The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies, and by corporations with between one and 10 years remaining to maturity. It gives a broad look at how short- and intermediate-term bonds have performed.

Target Asset Allocation Funds/Target Moderate Allocation Fund	5

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2007, at the beginning of the period, and held through the six-month period ended January 31, 2008. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden Funds, including the Target Asset Allocation Funds, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

6	Visit our website at www.prudential.com

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Target Moderate Allocation Fund		Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$993.00	1.27%	$6.36
	Hypothetical	$1,000.00	$1,018.75	1.27%	$6.44

Class B	Actual	$1,000.00	$988.90	2.02%	$10.10
	Hypothetical	$1,000.00	$1,014.98	2.02%	$10.23

Class C	Actual	$1,000.00	$988.90	2.02%	$10.10
	Hypothetical	$1,000.00	$1,014.98	2.02%	$10.23

Class M	Actual	$1,000.00	$988.90	2.02%	$10.10
	Hypothetical	$1,000.00	$1,014.98	2.02%	$10.23

Class R	Actual	$1,000.00	$991.80	1.52%	$7.61
	Hypothetical	$1,000.00	$1,017.50	1.52%	$7.71

Class X	Actual	$1,000.00	$988.90	2.02%	$10.10
	Hypothetical	$1,000.00	$1,014.98	2.02%	$10.23

Class Z	Actual	$1,000.00	$994.30	1.02%	$5.11
	Hypothetical	$1,000.00	$1,020.01	1.02%	$5.18

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2008, and divided by the 366 days in the Fund’s fiscal year ending July 31, 2008 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Target Asset Allocation Funds/Target Moderate Allocation Fund	7

Portfolio of Investments

as of January 31, 2008 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 108.0%
COMMON STOCKS 65.3%

Aerospace 0.9%
350	Alliant Techsystems, Inc.*	$37,048
1,500	BE Aerospace, Inc.*	57,915
5,100	Boeing Co. (The)	424,218
455	DRS Technologies, Inc.	24,420
11,100	Empresa Brasileira de Aeronautica SA, ADR (Brazil)	481,740
22,395	Lockheed Martin Corp.	2,416,868
1,700	Moog, Inc. (Class A Stock)*	78,268
4,400	Raytheon Co.	286,616
6,600	United Technologies Corp.	484,506

		4,291,599

Aerospace & Defense 1.2%
1,500	AAR Corp.*	44,190
2,580	Aerovironment, Inc.*	59,366
5,100	Finmeccanica SpA (Italy)	152,436
23,148	General Dynamics Corp.	1,955,080
1,000	Goodrich Corp.	62,550
2,390	HEICO Corp.	106,379
11,000	Honeywell International, Inc.	649,770
27,600	Northrop Grumman Corp.	2,190,336
3,640	Orbital Sciences Corp.*	84,812
600	Teledyne Technologies, Inc.*	30,978
2,300	Thales SA (France)	133,294
1,570	Zoltek Cos., Inc.*	57,305

		5,526,496

Air Freight & Couriers 0.1%
3,600	FedEx Corp.	336,528
1,900	United Parcel Service, Inc. (Class B Stock)	139,004

		475,532

Air Freight & Logistics
700	Forward Air Corp.	21,700

Airlines 0.2%
75,500	Air New Zealand Ltd. (New Zealand)	108,720
3,450	Allegiant Travel Co.*	107,916
5,200	Deutsche Lufthansa AG (Germany)	124,669
61,500	Qantas Airways Ltd. (Australia)	261,037

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	9

Portfolio of Investments

as of January 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Airlines (cont’d.)
17,434	Singapore Airlines Ltd. (Singapore)	$192,030
4,600	Southwest Airlines Co.	53,958

		848,330

Auto Parts & Related
1,800	Compagnie Generale des Establissements Michelin (Class B Stock) (France)	173,714

Auto/Trucks Parts & Equipment
6,700	Nifco, Inc. (Japan)	150,041

Automobiles 0.8%
3,300	DaimlerChrysler AG (Germany)	258,058
12,400	Ford Motor Co.*	82,336
53,000	Fuji Heavy Industries Ltd. (Japan)	212,764
10,000	General Motors Corp.	283,100
4,900	Harley-Davidson, Inc.	198,842
12,100	Honda Motor Co. Ltd. (Japan)	374,177
39,000	Nissan Motor Co. Ltd. (Japan)	364,258
3,400	Peugeot SA (France)	251,691
1,500	Renault SA (France)	171,205
19,300	Toyota Motor Corp. (Japan)	1,044,923
3,000	Valeo SA (France)	110,855
7,700	Volvo AB (Class B Stock) (Sweden)	104,227
400	Winnebago Industries, Inc.	8,424

		3,464,860

Automotive Components 0.3%
22,800	Johnson Controls, Inc.	806,436
7,200	Paccar, Inc.	337,824

		1,144,260

Automotive Parts 0.1%
700	Advance Auto Parts, Inc.	24,976
3,900	Amerigon, Inc.*	66,768
200	Georg Fischer AG (Switzerland)*	87,608
37,300	GKN PLC (United Kingdom)	197,594

		376,946

See Notes to Financial Statements.

10	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Beverages 1.2%
9,000	Anheuser-Busch Cos., Inc.	$418,680
4,000	Carlsberg A/S (Class B Stock) (Denmark)	421,932
35,852	Coca-Cola Co. (The)	2,121,363
9,300	Coca-Cola Enterprises, Inc.	214,551
33,931	Heinekin NV, ADR (Netherlands)	944,483
1,000	Pepsi Bottling Group, Inc.	34,850
2,800	PepsiAmericas, Inc.	68,992
9,500	PepsiCo, Inc.	647,805
28,128	SABMiller PLC (United Kingdom)	608,565

		5,481,221

Biotechnology 1.0%
20,700	Amgen, Inc.*	964,413
10,200	Biogen Idec, Inc.*	621,690
1,900	Celgene Corp.*	106,609
36,043	Genentech, Inc.*	2,529,858
2,140	Genomic Health, Inc.*	44,919
1,700	Invitrogen Corp.*	145,639
2,700	Millennium Pharmaceuticals, Inc.*	40,959

		4,454,087

Broadcasting
1,900	Liberty Media Corp. - Capital (Class A Stock)*	204,478

Building Materials 0.1%
500	Ciments Francais SA (France)	75,894
61,000	Kurabo Industries Ltd. (Japan)	138,245
40,000	Sanwa Holdings Corp. (Japan)	192,845

		406,984

Building Products 0.1%
860	Lennox International, Inc.	31,958
11,000	Masco Corp.	252,230

		284,188

Business Services 0.1%
500	Administaff, Inc.	15,005
7,500	Manpower, Inc.	421,950

		436,955

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	11

Portfolio of Investments

as of January 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Cable Television
700	Dish Network Corp. (Class A Stock)*	$19,768

Capital Goods
1,200	Harsco Corp.	68,304

Capital Markets 0.3%
20,800	Morgan Stanley	1,028,144
3,622	Raymond James Financial, Inc.	101,742
725	Waddell & Reed Financial, Inc. (Class A Stock)	24,055

		1,153,941

Chemicals 1.9%
7,910	Air Products & Chemicals, Inc.	712,058
625	Airgas, Inc.	29,006
80	Arkema (France)*	4,537
28,000	Asahi Kasei Corp. (Japan)	171,819
9,249	BASF AG (Germany)	1,204,600
3,200	Celanese Corp. (Class A Stock)	118,976
300	CF Industries Holdings, Inc.	32,079
2,300	Ciba Specialty Chemicals AG (Switzerland)	93,525
21,300	Denki Kagaku Kogyo Kabushiki Kiasha (Japan)	86,888
40,200	Dow Chemical Co.	1,554,132
3,100	DuPont (E.I.) de Nemours & Co.	140,058
11,800	Eastman Chemical Co.	779,626
350	FMC Corp.	18,606
425	Givaudan SA (Switzerland)	419,099
1,100	Lubrizol Corp. (The)	57,871
25,100	Mitsubishi Chemical Holdings Corp. (Japan)	182,724
1,600	Mosaic Co. (The)*	145,616
23,000	Nippon Shokubai Co. Ltd. (Japan)	204,801
7,150	PPG Industries, Inc.	472,543
15,394	Praxair, Inc.	1,245,529
10,100	Rohm & Haas Co.	538,835
3,100	Terra Industries, Inc.*	139,717
2,200	Valspar Corp. (The)	44,066

		8,396,711

Clothing & Apparel 0.1%
3,560	Iconix Brand Group, Inc.*	74,012
3,250	NIKE, Inc. (Class B Stock)	200,720
1,775	Phillips-Van Heusen Corp.	74,799
1,100	VF Corp.	85,107

		434,638

See Notes to Financial Statements.

12	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Commercial Banks 1.2%
11,900	Alliance & Leicester PLC (United Kingdom)	$156,354
5,900	Allied Irish Banks PLC (Ireland)	131,419
4,600	Bank of New York Mellon Corp. (The)	214,498
29,000	Barclays PLC (United Kingdom)	273,750
25	City National Corp.	1,422
6,100	Colonial BancGroup, Inc. (The)	95,770
9,400	Comerica, Inc.	410,028
600	Cullen/Frost Bankers, Inc.	32,664
3,100	Deutsche Bank AG (Germany)	348,926
16,700	Huntington Bancshares, Inc.	224,615
25,100	Lloyds TSB Group PLC (United Kingdom)	219,207
6,500	National City Corp.	115,635
750	Prosperity Bancshares, Inc.	21,562
850	Provident Bankshares Corp.	17,620
34,000	Regions Financial Corp.	858,160
625	United Bankshares, Inc.	20,100
57,300	Wachovia Corp.	2,230,689
650	Whitney Holding Corp.	17,446

		5,389,865

Commercial Services 0.8%
22,800	Accenture Ltd. (Class A Stock) (Bermuda)	789,336
1,666	American Public Education, Inc.*	65,657
11,000	Apollo Group, Inc. (Class A Stock)*	877,140
6,696	Cardtronics, Inc.*	52,430
12,900	Davis Service Group PLC (United Kingdom)	130,676
1,000	Deluxe Corp.	24,320
1,340	FirstService Corp. (Canada)*	30,217
1,100	Healthcare Services Group, Inc.	26,686
1,520	HMS Holdings Corp.*	48,032
4,000	HNI Corp.	134,640
7,100	ITT Educational Services, Inc.*	648,585
1,800	McKesson Corp.	113,022
3,100	Moody’s Corp.	108,469
1,400	Paychex, Inc.	45,808
4,900	Rollins, Inc.	87,171
2,105	Team, Inc.*	63,255
15,000	Toppan Printing Co. Ltd. (Japan)	150,416
697	Waste Connections, Inc.*	20,325
9,700	Waste Management, Inc.	314,668

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	13

Portfolio of Investments

as of January 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Commercial Services (cont’d.)
550	Watson Wyatt Worldwide, Inc. (Class A Stock)	$27,032
100	Weight Watchers International, Inc.	4,260

		3,762,145

Communication Equipment 0.1%
30,800	Alcatel-Lucent, ADR (France)	194,964
3,400	Arris Group, Inc.*	29,886
575	CommScope, Inc.*	25,501
4,650	Nuance Communications, Inc.*	73,889

		324,240

Computer Hardware 1.0%
20,372	Apple, Inc.*	2,757,554
300	Cadence Design Systems, Inc.*	3,045
500	Computer Sciences Corp.*	21,160
21,500	Dell, Inc.*	430,860
31,800	EMC Corp.*	504,666
4,750	International Business Machines Corp.	509,865
4,206	Logitech International SA (Switzerland)*	127,733
4,280	Magma Design Automation, Inc.*	48,792
12,500	Synopsys, Inc.*	275,250

		4,678,925

Computer Networking
2,750	Aladdin Knowledge Systems Ltd. (Israel)*	58,052
1,470	Atheros Communications, Inc.*	40,146

		98,198

Computer Services & Software 0.1%
3,550	Advent Software, Inc.*	160,318
200	Affiliated Computer Services, Inc. (Class A Stock)*	9,750
1,500	Autodesk, Inc.*	61,725
890	Concur Technologies, Inc.*	31,203
1,400	Global Payments, Inc.	52,360
3,860	Innerworkings, Inc.*	53,461
265	Micros Systems, Inc.*	16,319
1,400	NCR Corp.*	30,072
6,700	TietoEnator Oyj (Finland)	124,900

		540,108

See Notes to Financial Statements.

14	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Computers 0.5%
45,188	Hewlett-Packard Co.	$1,976,975
3,200	Lexmark International, Inc. (Class A Stock)*	115,872
1,200	SanDisk Corp.*	30,540
1,700	Sun Microsystems, Inc.*	29,750

		2,153,137

Conglomerates 0.1%
38,300	Marubeni Corp. (Japan)	267,145

Construction 0.2%
59,700	CSR Ltd. (Australia)	169,041
800	Fluor Corp.	97,336
1,600	Foster Wheeler Ltd.*	109,552
1,425	Granite Construction, Inc.	54,250
1,000	Herman Miller, Inc.	31,780
3,300	KBR, Inc.*	104,247
20,800	Taylor Woodrow PLC (United Kingdom)	75,207
9,100	Toll Brothers, Inc.*	211,848
1,650	URS Corp.*	72,435

		925,696

Consumer Finance
868	Cash America International, Inc.	28,219
1,900	First Cash Financial Services, Inc.*	19,019
785	McGrath RentCorp	18,282

		65,520

Consumer Products & Services 0.4%
3,300	Bare Escentuals, Inc.*	78,672
9,500	Electrolux AB (Class B Stock) (Sweden)	149,431
55,000	Pacific Brands Ltd. (Australia)	141,449
12,850	Procter & Gamble Co.	847,457
11,900	Reckitt Benckiser PLC (United Kingdom)	623,321

		1,840,330

Containers & Packaging
475	Silgan Holdings, Inc.	22,496

Distribution/Wholesale 0.1%
16,500	Sumitomo Corp. (Japan)	230,575
3,700	W.W. Grainger, Inc.	294,409

		524,984

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	15

Portfolio of Investments

as of January 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Distributors
570	WESCO International, Inc.*	$24,077

Diversified Financial Services 2.3%
960	Affiliated Managers Group, Inc.*	94,377
90,509	Bank of America Corp.	4,011,264
61,900	Citigroup, Inc.	1,746,818
5,100	Janus Capital Group, Inc.	137,751
48,037	JPMorgan Chase & Co.	2,284,159
725	KBW, Inc.*	21,540
3,558	KKR Financial Holdings LLC	57,782
28,023	Lehman Brothers Holdings, Inc.	1,798,236
7,700	Nomura Holdings, Inc. (Japan)	112,540

		10,264,467

Diversified Manufacturing
9,300	AGFA-Gevaert NV (Belgium)	103,598
2,800	Crane Co.	114,436

		218,034

Diversified Manufacturing Operations 0.2%
2,100	Eaton Corp.	173,796
14,400	Ingersoll-Rand Co. Ltd. (Class A Stock) (Bermuda)	569,088

		742,884

Diversified Operations 0.2%
50,148	Citic Pacific Ltd. (Hong Kong)	248,774
6,657	LVMH Moet Hennessy Louis Vuitton SA (France)	683,628

		932,402

Diversified Telecommunication Services 1.6%
119,892	AT&T, Inc.	4,614,643
9,600	Royal KPN NV (Netherlands)	174,232
59,750	Verizon Communications, Inc.	2,320,690

		7,109,565

Education
1,720	DeVry, Inc.	94,927

Electric 0.2%
4,200	NRG Energy, Inc.*	162,078
28,459	Reliant Energy, Inc.*	605,323

		767,401

See Notes to Financial Statements.

16	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Electric Utilities 0.6%
1,600	Entergy Corp.	$173,088
6,200	Exelon Corp.	472,378
6,350	FirstEnergy Corp.	452,247
26,179	Fortum Oyj (Finland)	1,061,293
8,100	FPL Group, Inc.	522,288
14,700	Sierra Pacific Resources	220,059
1,145	Westar Energy, Inc.	27,892

		2,929,245

Electrical Equipment
500	First Solar, Inc.*	90,885
625	Regal-Beloit Corp.	23,700

		114,585

Electronic Components 0.7%
5,800	Agilent Technologies, Inc.*	196,678
11,400	Alpine Electronics, Inc. (Japan)	168,911
12,100	Alps Electric Co. Ltd. (Japan)	139,099
8,200	Avnet, Inc.*	292,002
6,800	Energizer Holdings, Inc.*	636,616
7,600	Fanuc Ltd. (Japan)	674,515
3,800	FLIR Systems, Inc.*	115,064
2,000	Hokkaido Electric Power Co., Inc. (Japan)	43,870
30,000	HongKong Electric Holdings (Hong Kong)	171,191
400	Hubbell, Inc. (Class B Stock)	19,072
763	Itron, Inc.*	62,871
500	Kyushu Electric Power Co., Inc. (Japan)	12,646
1,000	L-3 Communications Holdings, Inc.	110,830
4,800	PerkinElmer, Inc.	119,472
150	Pinnacle West Capital Corp.	5,763
1,250	PNM Resources, Inc.	24,150
14,100	TT Electronics PLC (United Kingdom)	25,430
100	Varian, Inc.*	5,425
7,700	Waters Corp.*	442,365

		3,265,970

Electronic Components & Equipment
17,000	SMK Corp. (Japan)	105,935

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	17

Portfolio of Investments

as of January 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Electronic Equipment & Instruments 0.3%
2,000	Tech Data Corp.*	$68,760
40,150	Tyco Electronics Ltd.	1,357,471

		1,426,231

Electronics 0.1%
3,200	Garmin Ltd. (Cayman Islands)	230,880
2,500	Thomas & Betts Corp.*	113,125

		344,005

Energy Equipment & Services 0.6%
100	BJ Services Co.	2,175
800	Cameron International Corp.*	32,208
557,341	China Petroleum & Chemical Corp. (Class H Stock) (China)	584,974
600	Complete Production Services, Inc.*	9,540
4,600	Diamond Offshore Drilling, Inc.	519,478
1,750	Dril-Quip, Inc.*	84,945
39,700	Halliburton Co.	1,316,849
2,395	Oil States International, Inc.*	83,969
2,610	Superior Energy Services, Inc.*	104,635

		2,738,773

Entertainment & Leisure 0.8%
800	Brunswick Corp.	15,192
14,900	Carnival PLC (United Kingdom)	648,579
17,470	Las Vegas Sands Corp.*	1,531,595
1,370	Life Time Fitness, Inc.*	60,746
1,839	Nintendo Co. Ltd. (Japan)	929,951
3,100	Royal Caribbean Cruises Ltd.	124,868
3,820	Scientific Games Corp. (Class A Stock)*	90,916

		3,401,847

Environmental Control
6,930	Darling International, Inc.*	80,388

Environmental Services
3,400	Allied Waste Industries, Inc.*	33,490

Exchange Traded Funds
1,200	iShares Nasdaq Biotechnology Index Fund	93,540
10	iShares Russell 1000 Value Index Fund	769
700	iShares Russell 2000 Value Index Fund	47,404

		141,713

See Notes to Financial Statements.

18	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Farming & Agriculture 1.3%
39,000	Altria Group, Inc.	$2,956,980
38,400	AWB Ltd. (Australia)	75,551
246,139	Chaoda Modern Agriculture Holdings Ltd. (Cayman Islands)	250,466
23,308	Monsanto Co.	2,620,752

		5,903,749

Finance - Consumer Loans
900	Promise Co. Ltd. (Japan)	29,531

Financial - Bank & Trust 2.3%
1,850	Astoria Financial Corp.	50,283
13,900	Banco Bilbao Vizcaya Argentaria SA (Spain)	292,397
28,400	Banco Santander Central Hispano SA (Spain)	499,490
5,700	BB&T Corp.	206,796
3,900	BNP Paribas SA (France)	386,858
23,900	Bradford & Bingley PLC (United Kingdom)	119,553
99,217	China Merchants Bank Co. Ltd. (Class H Stock) (China)	349,802
4,400	Commonwealth Bank of Australia (Australia)	198,144
5,300	Credit Agricole SA (France)	163,099
7,000	Credit Suisse Group (Switzerland)	398,562
4,100	Danske Bank A/S (Denmark)	147,328
5,300	Dexia (Belgium)	128,679
5,000	Fortis (Belgium)	111,835
25,900	HBOS PLC (United Kingdom)	360,892
26,789	Intesa Sanpaolo SpA (Italy)	190,652
7,100	National Bank of Greece SA (Greece)	433,952
6,000	Natixis (France)	101,908
14,700	Nordea Bank AB (Sweden)	200,657
1,400	Pacific Capital Bancorp	30,100
33,300	Royal Bank of Scotland Group PLC (United Kingdom)	256,726
110,000	Sberbank (Class S Stock) (Russia)	396,000
900	Societe Generale (France)	113,051
100	Sovereign Bancorp, Inc.	1,247
2,400	State Street Corp.	197,088
1,200	Sterling Financial Corp.	21,348
200	Student Loan Corp. (The)	23,684
32,000	Sumitomo Trust & Banking Co. Ltd. (The) (Japan)	206,012
4,300	SunTrust Banks, Inc.	296,485
3,700	Takefuji Corp. (Japan)	106,328
9,000	TCF Financial Corp.	191,250
17,500	U.S. Bancorp	594,125

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	19

Portfolio of Investments

as of January 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Financial - Bank & Trust (cont’d.)
24,102	UBS AG (Switzerland)	$1,001,290
6,000	Unione di Banche Italiane ScpA (Italy)	150,032
600	Verwaltungs und Privat Bank AG (Switzerland)	140,225
69,344	Wells Fargo & Co.	2,358,389
2,800	Zions Bancorp	153,272

		10,577,539

Financial Services 2.2%
6,900	AMBAC Financial Group, Inc.	80,868
7,440	Ameriprise Financial, Inc.	411,506
22,000	AXA SA (France)	755,643
900	Bear Stearns Cos., Inc. (The)	81,270
590	Calamos Asset Management, Inc. (Class A Stock)	12,874
9,700	Capital One Financial Corp.	531,657
9,050	CIT Group, Inc.	253,038
500	CME Group, Inc.	309,450
3,600	Eaton Vance Corp.	134,172
1,900	Federated Investors, Inc.	80,883
200	GFI Group, Inc.*	17,642
14,885	Goldman Sachs Group, Inc. (The)	2,988,461
24,600	Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	512,976
2,421,000	Industrial and Commercial Bank of China (Class H Stock) (China)	1,457,388
1,540	Investment Technology Group, Inc.*	72,334
7,400	Irish Life & Permanent PLC (Ireland)	118,599
2,000	Jefferies Group, Inc.	40,440
47,400	Marks & Spencer Group PLC (United Kingdom)	423,848
300	Marshall & Ilsley Corp.	8,370
3,950	Merrill Lynch & Co., Inc.	222,780
11,400	Okasan Holdings, Inc. (Japan)	65,552
10,900	Santos Ltd. (Australia)	119,567
6,100	Shinhan Financial Group Co. Ltd., ADR (South Korea)*	660,264
12,500	TD Ameritrade Holding Corp.*	234,500
6,820	TheStreet.com, Inc.	75,702
4,300	ValueClick, Inc.*	93,869
7,300	Western Union Co. (The)	163,520

		9,927,173

Food 1.2%
14,000	Archer-Daniels-Midland Co.	616,700
500	Campbell Soup Co.	15,805

See Notes to Financial Statements.

20	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Food (cont’d.)
625	Corn Products International, Inc.	$21,125
6,200	General Mills, Inc.	338,582
10,200	Groupe Danone (France)	824,394
100	Kellogg Co.	4,790
23,700	Kraft Foods, Inc. (Class A Stock)	693,462
20,100	Kroger Co. (The)	511,545
2,144	Nestle SA (Switzerland)	959,858
600	Ralcorp Holdings, Inc.*	32,646
10,600	Safeway, Inc.	328,494
3,100	Sysco Corp.	90,055
64,684	Tesco PLC (United Kingdom)	540,729
31,600	Tyson Foods, Inc. (Class A Stock)	450,300

		5,428,485

Food & Beverage 0.1%
12,400	Dairy Crest Group PLC (United Kingdom)	133,302
48,600	Northern Foods PLC (United Kingdom)	95,694
10,500	Tate & Lyle PLC (United Kingdom)	102,612

		331,608

Gaming 0.1%
15,640	OPAP SA (Greece)	546,399

Gas Utilities
850	Atmos Energy Corp.	24,412

Healthcare Equipment & Supplies 0.1%
9,750	Covidien Ltd. (Bermuda)	435,143
3,600	Kinetic Concepts, Inc.*	179,208
1,000	Somanetics Corp.*	26,800

		641,151

Healthcare Providers & Services 0.3%
26,300	CIGNA Corp.	1,292,908
475	inVentiv Health, Inc.*	15,623
1,400	Kindred Healthcare, Inc.*	38,556
1,125	LHC Group, Inc.*	25,942
500	Owens & Minor, Inc.	20,660

		1,393,689

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	21

Portfolio of Investments

as of January 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Healthcare Services 0.9%
1,300	Aetna, Inc.	$69,238
2,030	Amedisys, Inc.*	86,539
1,400	Amerigroup Corp.*	52,528
2,900	Apria Healthcare Group, Inc.*	61,538
800	Covance, Inc.*	66,528
1,325	Healthspring, Inc.*	27,414
2,990	Healthways, Inc.*	168,337
3,300	Humana, Inc.*	264,990
1,643	IPC The Hospitalist Co., Inc.*	34,536
1,955	Pediatrix Medical Group, Inc.*	133,116
2,930	Psychiatric Solutions, Inc.*	88,398
7,540	RadNet, Inc.*	67,936
1,600	Sunrise Senior Living, Inc.*	45,936
5,590	TriZetto Group, Inc. (The)*	109,117
55,593	UnitedHealth Group, Inc.	2,826,348
3,200	WellPoint, Inc.*	250,240

		4,352,739

Healthcare-Products
500	Intuitive Surgical, Inc.*	127,000

Home Furnishings 0.1%
9,000	Matsushita Electric Industrial Co. Ltd. (Japan)	191,927
9,200	Thomson (France)	112,480

		304,407

Hotels & Motels 0.7%
19,525	MGM Mirage*	1,429,620
3,200	Starwood Hotels & Resorts Worldwide, Inc.	144,800
14,824	Wynn Resorts Ltd.	1,704,464

		3,278,884

Hotels, Restaurants & Leisure 1.1%
19,300	Carnival Corp.	858,657
1,600	Chipotle Mexican Grill, Inc. (Class A Stock)*	194,784
2,570	Home Inns & Hotels Management, Inc., ADR (China)*	71,934
69,945	McDonald’s Corp.	3,745,555
2,650	Triarc Cos., Inc. (Class B Stock)	24,645
6,700	Wyndham Worldwide Corp.	157,852

		5,053,427

See Notes to Financial Statements.

22	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Household Durables 0.2%
500	Black & Decker Corp.	$36,270
13,200	Centex Corp.	366,696
3,400	Fortune Brands, Inc.	237,728
11,500	Lennar Corp. (Class A Stock)	236,900
2,900	Lennar Corp. (Class B Stock)	55,738
1,225	Tempur-Pedic International, Inc.	24,280

		957,612

Household Products 0.1%
8,900	Kimberly-Clark Corp.	584,285
1,800	Scotts Miracle-Gro Co. (The) (Class B Stock)	70,272

		654,557
Independent Power Producers & Energy Traders
12,783	Drax Group PLC (United Kingdom)	128,889

Industrial Conglomerates 1.0%
16,850	3M Co.	1,342,102
64,600	General Electric Co.	2,287,486
100	McDermott International, Inc.*	4,718
375	Teleflex, Inc.	22,170
19,400	Tyco International Ltd.	763,584

		4,420,060

Insurance 2.7%
7,600	Aegon NV (Netherlands)	113,541
2,200	Aflac, Inc.	134,926
29,150	Allstate Corp. (The)	1,436,220
8,100	American International Group, Inc.	446,796
9,000	AmTrust Financial Services, Inc.	141,300
2,300	Assurant, Inc.	149,247
9,500	Aviva PLC (United Kingdom)	119,182
6,200	Axis Capital Holdings Ltd. (Bermuda)	248,248
1,600	Baloise Holding AG (Switzerland)	142,215
38,100	Beazley Group PLC (United Kingdom)	128,623
3,200	Chubb Corp.	165,728
1,000	Delphi Financial Group, Inc. (Class A Stock)	31,380
1,530	eHealth, Inc.*	40,071
35,050	Genworth Financial, Inc. (Class A Stock)	853,117
5,900	Hanover Insurance Group, Inc. (The)	268,745
4,200	Hartford Financial Services Group, Inc.	339,234

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	23

Portfolio of Investments

as of January 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Insurance (cont’d.)
1,562	HCC Insurance Holdings, Inc.	$43,517
700	Hilb Rogal & Hobbs Co.	25,326
10,900	ING Groep NV, ADR (Netherlands)	355,143
1,100	IPC Holdings Ltd. (Bermuda)	28,303
50,500	Legal & General PLC (United Kingdom)	133,692
3,900	Lincoln National Corp.	212,004
8,800	MBIA, Inc.	136,400
34,900	MetLife, Inc.	2,058,053
2,100	Muenchener Rueckversicherungs AG (Germany)	377,296
50,900	Old Mutual PLC (United Kingdom)	126,984
1,500	Philadelphia Consolidated Holding Corp.*	53,700
4,500	Protective Life Corp.	178,830
3,400	Prudential Financial, Inc.(i)	286,858
4,600	RenaissanceRe Holdings Ltd. (Bermuda)	262,154
1,200	State Auto Financial Corp.	33,516
4,500	Swiss Reinsurance Co. (Switzerland)	338,109
25,000	Travelers Cos., Inc. (The)	1,202,500
1,600	United Fire & Casualty Co.	53,408
24,600	Unum Group	556,452
2,800	W.R. Berkely Corp.	84,728
7,200	XL Capital Ltd. (Class A Stock) (Bermuda)	324,000
1,300	Zurich Financial Services AG (Switzerland)	372,231

		12,001,777

Internet 0.2%
9,800	Amazon.com, Inc.*	761,460
2,740	Digital River, Inc.*	102,750

		864,210

Internet Services 1.0%
5,910	CyberSource Corp.*	98,992
13,300	eBay, Inc.*	357,637
880	Equinix, Inc.*	66,466
11,900	Expedia, Inc.*	273,938
3,722	Google, Inc. (Class A Stock)*	2,100,325
9,373	Internet Brands, Inc. (Class A Stock)*	72,360
6,190	j2 Global Communications, Inc.*	135,623
15,370	NaviSite, Inc.*	69,165
5,670	NIC, Inc.	40,541
3,160	NutriSystem, Inc.*	90,439

See Notes to Financial Statements.

24	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Internet Services (cont’d.)
2,390	Shutterfly, Inc.*	$46,485
48,800	Symantec Corp.*	874,984
1,400	VeriSign, Inc.*	47,488
2,250	Yahoo! Inc.*	43,155

		4,317,598

Iron/Steel
400	AK Steel Holding Corp.*	19,112

IT Services 0.2%
50,100	Electronic Data Systems Corp.	1,007,010

Machinery 0.8%
675	Actuant Corp. (Class A Stock)	18,448
11,500	AGCO Corp.*	692,530
25,800	Bluescope Steel Ltd. (Australia)	239,142
1,890	Bucyrus International, Inc. (Class A Stock)	175,222
16,600	Caterpillar, Inc.	1,180,924
4,648	Deere & Co.	407,909
6,600	Dover Corp.	266,376
450	General Cable Corp.*	26,105
6,600	Heidelberger Druckmaschinen AG (Germany)	179,060
525	Lincoln Electric Holdings, Inc.	32,366
300	Rieter Holdings AG (Switzerland)	108,716
175	Rofin Sinar Technologies, Inc.*	7,439
900	Snap-on, Inc.	44,208
1,300	SPX Corp.	130,780

		3,509,225

Machinery & Equipment 0.1%
425	Nordson Corp.	21,199
5,800	Rockwell Automation, Inc.	330,716

		351,915

Machinery - Construction & Mining 0.1%
11,500	Komatsu Ltd. (Japan)	280,361

Manufacturing
1,800	Danaher Corp.	134,010
2,900	Hexcel Corp.*	63,307

		197,317

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	25

Portfolio of Investments

as of January 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Media 1.4%
57,750	CBS Corp. (Class B Stock)	$1,454,723
5,130	DG FastChannel, Inc.*	108,602
15,868	DIRECTV Group, Inc. (The)*	358,299
23,000	Idearc, Inc.	373,980
23,900	News Corp. (Class A Stock)	451,710
22,200	Rogers Communications, Inc. (Class B Stock) (Canada)	848,820
57,700	Time Warner, Inc.	908,198
1,500	Viacom, Inc. (Class B Stock)*	58,140
5,000	Vivendi (France)	201,478
45,900	Walt Disney Co. (The)	1,373,787

		6,137,737

Medical Supplies & Equipment 0.4%
1,300	Bard (C.R.), Inc.	125,541
500	Baxter International, Inc.	30,370
400	Beckman Coulter, Inc.	26,600
2,900	Boston Scientific Corp.*	35,177
1,350	Immucor, Inc.*	38,934
950	Medical Action Industries, Inc.*	15,884
6,000	Medtronic, Inc.	279,420
5,770	Micrus Endovascular Corp.*	110,842
980	Myriad Genetics, Inc.*	42,150
6,600	Nipro Corp. (Japan)	132,436
11,100	NovaMed, Inc.*	43,845
2,340	NuVasive, Inc.*	92,220
600	Sepracor, Inc.*	16,944
8,500	Spectranetics Corp. (The)*	106,080
10,400	St. Jude Medical, Inc.*	421,304
200	Stryker Corp.	13,394
1,850	Wright Medical Group, Inc.*	50,505
1,440	Zoll Medical Corp.*	38,390

		1,620,036

Metals & Mining 1.4%
21,000	Alcoa, Inc.	695,100
150	Century Aluminum Co.*	7,799
175	Cleveland-Cliffs, Inc.	17,822
9,300	Crane Group Ltd. (Australia)	123,672
1,240	Dynamic Materials Corp.	66,439
13,600	Freeport-McMoRan Copper & Gold, Inc.	1,210,808

See Notes to Financial Statements.

26	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Metals & Mining (cont’d.)
1,300	Joy Global, Inc.	$81,965
2,260	Ladish Co., Inc.*	80,207
400	Newmont Mining Corp.	21,736
6,500	Nucor Corp.	375,700
900	Precision Castparts Corp.	102,420
3,000	Rautaruukki Oyj (Finland)	124,249
1,200	Southern Copper Corp.	112,608
7,500	ThyssenKrupp AG (Germany)	366,676
1,600	Timken Co.	48,368
18,416	Transocean, Inc.*	2,257,802
4,000	United States Steel Corp.	408,440
7,500	Zinifex Ltd. (Australia)	71,001

		6,172,812

Multi-Line Retail 0.1%
4,900	J.C. Penney Co., Inc.	232,309
200	Macy’s, Inc.	5,528

		237,837

Multi-Utilities 0.1%
7,800	Dominion Resources, Inc.	335,400
1,300	Vectren Corp.	35,685

		371,085

Office Equipment 0.2%
8,800	OCE NV (Netherlands)	176,971
9,000	Ricoh Co. Ltd. (Japan)	141,700
300	Seiko Epson Corp. (Japan)	7,336
40,400	Xerox Corp.	622,160

		948,167

Oil & Gas
6,553	StatoilHydro ASA (Norway)	172,541

Oil & Gas Exploration/Production 0.2%
650	Core Laboratories NV (Netherlands)*	73,255
15,100	OAO Gazprom, ADR (Russia)	726,310
400	St. Mary Land & Exploration Co.	14,092

		813,657

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	27

Portfolio of Investments

as of January 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels 5.9%
7,510	Air Liquide (France)	$1,047,171
3,100	Anadarko Petroleum Corp.	181,629
12,000	Apache Corp.	1,145,280
2,405	Arena Resources, Inc.*	85,546
200	Ashland, Inc.	9,106
57,600	BP PLC (United Kingdom)	613,900
2,800	Cabot Oil & Gas Corp.	108,332
9,600	Canadian Natural Resources Ltd. (Canada)	613,930
12,000	ChevronTexaco Corp.	1,014,000
1,250	Concho Resources, Inc.*	25,375
29,500	ConocoPhillips	2,369,440
1,075	Continental Resources, Inc.*	26,778
46,800	Cosmo Oil Co. Ltd. (Japan)	159,672
8,100	Devon Energy Corp.	688,338
1,800	Dresser-Rand Group, Inc.*	57,060
15,100	Eni SpA (Italy)	488,221
50,500	Exxon Mobil Corp.	4,363,200
19,400	Global Industry Ltd.*	342,604
1,375	Gulfport Energy Corp.*	20,831
20,509	Hess Corp.	1,862,833
26,350	Marathon Oil Corp.	1,234,498
2,900	Nabors Industries Ltd. (Bermuda)*	78,938
6,600	National Oilwell Varco, Inc.*	397,518
27,700	Nippon Oil Corp. (Japan)	187,907
2,100	Noble Energy, Inc.	152,418
7,600	Norsk Hydro ASA (Norway)	91,063
9,600	Occidental Petroleum Corp.	651,552
1,000	ONEOK, Inc.	47,000
13,600	Patterson-UTI Energy, Inc.	266,288
1,075	PetroHawk Energy Corp.*	16,931
18,315	Petroleo Brasileiro SA, ADR (Brazil)	2,035,529
1,650	Petroquest Energy, Inc.*	21,318
1,400	Pioneer Natural Resources Co.	58,660
9,700	Repsol YPF SA (Spain)	310,226
3,300	Royal Dutch Shell PLC (Class A Stock) (Netherlands)	118,029
19,600	Royal Dutch Shell PLC (Class B Stock) (United Kingdom)	681,118
6,900	Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)	477,135
32,116	Schlumberger Ltd.	2,423,473
100	SEACOR Holdings, Inc.*	8,820
5,700	Sunoco, Inc.	354,540
900	Swift Energy Co.*	38,835

See Notes to Financial Statements.

28	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
3,200	Total SA (France)	$232,891
18,200	Valero Energy Corp.	1,077,258
900	W&T Offshore, Inc.	25,461
8,500	XTO Energy, Inc.	441,490

		26,652,142

Paper & Forest Products 0.2%
27,500	Domtar Corp. (Canada)*	221,925
10,300	International Paper Co.	332,175
70	Nippon Paper Group, Inc. (Japan)	165,385
3,000	Oji Paper Co. Ltd. (Japan)	12,842
800	Owens-Illinois, Inc.*	40,320
700	Weyerhaeuser Co.	47,404

		820,051

Pharmaceuticals 4.7%
3,900	Abbott Laboratories	219,570
16,000	AmerisourceBergen Corp.	746,400
17,953	Amylin Pharmaceuticals, Inc.*	532,306
11,000	AstraZeneca PLC (United Kingdom)	461,964
7,200	AstraZeneca PLC, ADR (United Kingdom)	301,320
550	Barr Pharmaceuticals, Inc.*	28,705
6,600	Bristol-Myers Squibb Co.	153,054
20,900	Eli Lilly & Co.	1,076,768
8,500	Express Scripts, Inc.*	573,665
22,700	Gilead Sciences, Inc.*	1,037,163
10,100	GlaxoSmithKline PLC (United Kingdom)	239,374
8,700	H. Lundbeck A/S (Denmark)	211,775
18,800	Johnson & Johnson	1,189,288
5,710	K-V Pharmaceutical Co. (Class A Stock)*	148,346
17,180	LeMaitre Vascular, Inc*	94,490
1,190	LifeCell Corp.*	47,017
19,600	Medco Health Solutions, Inc.*	981,568
79,539	Merck & Co., Inc.	3,681,065
13,700	Novartis AG (Switzerland)	694,088
17,500	Novo Nordisk AS (Class B Stock) (Denmark)	1,104,083
131,000	Pfizer, Inc.	3,064,090
2,000	Pharmaceutical Product Development, Inc.	86,720
6,229	Roche Holding AG (Switzerland)	1,131,007
7,200	Sanofi-Aventis (France)	587,146

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	29

Portfolio of Investments

as of January 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)
26,200	Schering-Plough Corp.	$512,734
4,530	Sciele Pharma, Inc.*	108,358
25,557	Teva Pharmaceutical Industries Ltd., ADR (Israel)	1,176,644
5,100	Watson Pharmaceuticals, Inc.*	133,161
21,900	Wyeth	871,620

		21,193,489

Real Estate 0.4%
800	Chimera Investment Corp.	15,320
356,300	Country Garden Holdings Co. Ltd. (China)*	270,107
1,500	Hovnanian Enterprises, Inc. (Class A Stock)*	14,835
2,500	Jones Lang LaSalle, Inc.	194,500
900	Meritage Homes Corp.*	14,445
7,425	Potash Corp. of Saskatchewan, Inc. (Canada)	1,046,034
327,500	Soho China Ltd. (China)*	279,306

		1,834,547

Real Estate Investment Trusts 0.8%
600	Alexandria Real Estate Equities, Inc.	58,938
3,600	AMB Property Corp.	182,160
5,200	Apartment Investment & Management Co. (Class A Stock)	206,128
1,800	AvalonBay Communities, Inc.	169,110
6,500	Duke Realty Corp.	153,660
8,000	Hospitality Properties Trust	271,600
6,100	Host Hotels & Resorts, Inc.	102,114
1,600	Liberty Property Trust	51,376
2,700	Macerich Co. (The)	184,599
26,900	ProLogis	1,596,515
2,100	Public Storage, Inc.	164,325
3,400	Simon Property Group, Inc.	296,922
400	SL Green Realty Corp.	37,124
2,000	UDR, Inc.	45,660
4,300	Ventas, Inc.	190,060

		3,710,291

Retail 0.5%
1,575	AFC Enterprises, Inc.*	14,600
57,700	DSG International PLC (United Kingdom)	87,786
4,000	Family Dollar Stores, Inc.	84,120
7,330	FGX International Holdings Ltd. (British Virgin Islands)*	74,033

See Notes to Financial Statements.

30	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Retail (cont’d.)
13,939	NEXT PLC (United Kingdom)	$393,418
1,900	Rallye SA (France)	106,341
149,700	Wal-Mart de Mexico SA de CV (Mexico)	536,810
17,900	Wal-Mart Stores, Inc.	910,752

		2,207,860

Retail & Merchandising 1.1%
600	Abercrombie & Fitch Co. (Class A Stock)	47,814
100	Best Buy Co., Inc.	4,881
800	BJ’s Wholesale Club, Inc.*	25,952
1,300	Brinker International, Inc.	24,193
32,788	CVS Caremark Corp.	1,281,027
5,300	GameStop Corp. (Class A Stock)*	274,169
2,946	Jos. A. Bank Clothiers, Inc.*	80,249
900	Kohl’s Corp.*	41,076
40,475	Lowe’s Cos., Inc.	1,070,159
1,190	Lululemon Athletica, Inc. (Canada)*	40,329
1,600	Ross Stores, Inc.	46,640
1,400	Ruddick Corp.	47,712
800	School Specialty, Inc.*	25,968
1,625	Sonic Corp.*	36,043
3,400	Staples, Inc.	81,396
4,772	Yamada Denki Co. Ltd. (Japan)	511,123
42,346	Yum! Brands, Inc.	1,446,539

		5,085,270

Road & Rail 0.1%
3,900	Burlington Northern Santa Fe Corp.	337,428

Semiconductor Components 0.1%
123,400	ARM Holdings PLC (United Kingdom)	288,785

Semiconductors 1.0%
2,100	Analog Devices, Inc.	59,556
645	ATMI, Inc.*	16,964
2,000	Broadcom Corp. (Class A Stock)*	44,160
1,725	Brooks Automation, Inc.*	21,200
1,600	Checkpoint Systems, Inc.*	38,016
93,452	Intel Corp.	1,981,182
2,700	LSI Logic Corp.*	14,094
2,500	MEMC Electronic Materials, Inc.*	178,650

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	31

Portfolio of Investments

as of January 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Semiconductors (cont’d.)
1,200	Microsemi Corp.*	$27,264
9,600	National Semiconductor Corp.	176,928
14,800	Novellus Systems, Inc.*	351,648
18,650	NVIDIA Corp.*	458,603
5,280	O2Micro International Ltd., ADR (Cayman Islands)*	42,082
29,200	Texas Instruments, Inc.	903,156
1,325	Ultra Clean Holdings, Inc.*	12,972
5,800	Xilinx, Inc.	126,846

		4,453,321

Semiconductors & Semiconductor Equipment
600	Varian Semiconductor Equipment Associates, Inc.*	19,326

Software 2.6%
10,000	Adobe Systems, Inc.*	349,300
4,500	BEA Systems, Inc.*	84,105
14,000	BMC Software, Inc.*	448,560
49,605	CA, Inc.	1,092,798
13,300	Fair Isaac Corp.	339,150
14,882	MasterCard, Inc. (Class A Stock)	3,080,574
184,441	Microsoft Corp.	6,012,777
1,500	MoneyGram International, Inc.	8,010
2,560	Phase Forward, Inc.*	44,160
4,790	PROS Holdings, Inc.*	73,526
1,475	Sybase, Inc.*	41,625
1,500	Tyler Technologies, Inc.*	20,070

		11,594,655

Specialty Retail 0.6%
2,555	Aaron Rents, Inc.	48,852
38,200	AutoNation, Inc.*	621,896
700	AutoZone, Inc.*	84,616
19,700	Gap, Inc. (The)	376,664
35,894	Home Depot, Inc.	1,100,869
11,800	Limited Brands, Inc.	225,262
537	Monro Muffler Brake, Inc.	9,934
20,600	RadioShack Corp.	357,410

		2,825,503

Steel Producers/Products
2,900	Voestalpine AG (Austria)	178,830

See Notes to Financial Statements.

32	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Telecommunication Services
300	Crown Castle International Corp.*	$10,857

Telecommunications 3.4%
17,700	Amdocs Ltd. (Guernsey)*	585,693
41,786	America Movil SAB de CV (Class L Stock), ADR (Mexico)	2,503,399
73,300	BT Group PLC (United Kingdom)	380,859
1,960	Cbeyond, Inc.*	66,130
3,300	CenturyTel, Inc.	121,803
159,413	China Mobile Ltd. (China)	2,350,258
66,802	Cisco Systems, Inc.*	1,636,649
7,500	Corning, Inc.	180,525
400	Embarq Corp.	18,120
24,551	France Telecom SA (France)	865,862
2,230	GeoEye, Inc.*	77,961
28,200	Juniper Networks, Inc.*	765,630
100,170	MobileOne Ltd. (Singapore)	134,019
500	Motorola, Inc.	5,765
70	Nippon Telegraph and Telephone Corp. (Japan)	333,138
26,100	Nokia Oyj (Finland)	961,065
200	NTT DoCoMo, Inc. (Japan)	316,190
11,757	QUALCOMM, Inc.	498,732
78,915	Sprint Nextel Corp.	830,975
800	Swisscom AG (Switzerland)	319,355
34,000	Telefonica SA (Spain)	993,943
45,700	Telestra Corp. Ltd. (Australia)	179,793
122,200	Vodafone Group PLC (United Kingdom)	427,487
24,958	Vodafone Group PLC, ADR (United Kingdom)	868,539

		15,421,890

Textiles, Apparel & Luxury Goods 0.1%
17,900	Jones Apparel Group, Inc.	300,720

Thrifts & Mortgage Finance 0.6%
7,000	Countrywide Financial Corp.	48,720
11,900	Fannie Mae	402,934
26,500	Freddie Mac	805,335
66,800	Washington Mutual, Inc.	1,330,656

		2,587,645

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	33

Portfolio of Investments

as of January 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Tobacco Products 0.2%
3,000	Universal Corp.	$149,430
13,790	UST, Inc.	716,528

		865,958

Trading Companies & Distributors
600	Watsco, Inc.	22,128

Transportation 0.9%
14,200	Canadian National Railway Co. (Canada)	718,592
10,800	J.B. Hunt Transport Services, Inc.	335,880
47,000	Neptune Orient Lines Ltd. (Singapore)	109,099
16,506	Norfolk Southern Corp.	897,761
17,690	Orient Overseas International Ltd. (Bermuda)	107,795
800	Overseas Shipholding Group, Inc.	52,176
900	Ryder System, Inc.	46,854
13,838	Union Pacific Corp.	1,730,165

		3,998,322

Utilities 1.0%
13,800	American Electric Power Co., Inc.	591,054
20,000	CMS Energy Corp.	313,400
4,000	DTE Energy Co.	170,600
7,200	Duke Energy Corp.	134,352
3,700	Dynegy, Inc. (Class A Stock)*	25,974
5,637	E.ON AG (Germany)	1,038,093
24,200	Edison International	1,262,272
1,472	Headwaters, Inc.*	16,589
1,900	Illinois Tool Works, Inc.	95,760
7,500	Northeast Utilities	207,900
3,300	SCANA Corp.	123,057
2,350	Wisconsin Energy Corp.	106,996
14,000	Xcel Energy, Inc.	291,060

		4,377,107

	TOTAL COMMON STOCKS (cost $270,206,220)	295,033,314

See Notes to Financial Statements.

34	Visit our website at www.prudential.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

ASSET-BACKED SECURITIES 0.1%
		Bear Stearns Commercial Mortgage Securities, Series 2006-BBA7, Class A1, 144A (original cost $381,679; purchased 06/05/06)(b)(d)
Aaa	$382	4.346%(a), 03/15/19	$371,253
		Brazos Student Finance Corp., Series 1998-A, Class A2
Aaa	54	4.21%(a), 06/01/23	53,751
		Nelnet Student Loan Trust, Series 2005-1, Class A2
Aaa	54	3.341%(a), 01/26/15	53,690

		TOTAL ASSET-BACKED SECURITIES (cost $486,781)	478,694

COLLATERALIZED MORTGAGE OBLIGATIONS 1.4%
		Bank Trust Mortgage Trust, Series 1, Class G
AAA(h)	104	5.70%, 12/01/23	102,167
		Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-4, Class 23A2
Aaa	242	5.373%(a), 05/25/35	238,781
		Federal Home Loan Mortgage Corp., Series 119, Class H
Aaa	38	7.50%, 01/15/21	37,851
		Series 2266, Class F
Aaa	6	4.686%(a), 11/15/30	5,745
		Series 3346, Class FA
Aaa	2,567	4.466%(a), 02/15/19	2,549,231
		Federal National Mortgage Assoc., Series 1998-73, Class MZ
Aaa	589	6.30%, 10/17/38	593,223
		Series 2000-32, Class FM
Aaa	12	4.439%(a), 10/18/30	11,994
		Series 2006-5, Class 3A2
Aaa	1,200	4.671%, 05/25/35	1,221,790
		Government National Mortgage Assoc., Series 2000-9, Class FH
Aaa	33	4.581%(a), 02/16/30	33,360
		GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
Aaa	432	4.54%, 12/25/35	422,911

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	35

Portfolio of Investments

as of January 31, 2008 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#		Description	Value (Note 1)

COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
			Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class A8
Aaa		$161	3.45%(a), 08/25/36	$159,421
			Washington Mutual Mortgage Pass-Through Certificates, Series 2003-R1, Class A1
Aaa		883	3.916%(a), 12/25/27	843,363

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $6,279,594)	6,219,837

CORPORATE BONDS 5.1%

Advertising 0.1%
			Omnicom Group, Inc., Gtd. Notes
Baa1		300	5.90%, 04/15/16	312,014

Automobile Manufacturers
			DaimlerChrysler NA Holding Corp., Gtd. Notes, MTN
A3		100	5.75%, 09/08/11	104,003

Diversified Manufacturing 0.2%
			Siemens Financieringsmat NV, Gtd. Notes, 144A (Netherlands) (original cost $1,000,000; purchased 08/09/06)(b)(d)
A1		1,000	4.92%(a), 08/14/09	1,000,597

Financial Services 3.4%
			Bank of America Corp., Notes
Aa3		1,500	8.00%(a), 12/29/49	1,558,125
			Bank of America Corp., Sr. Unsec’d. Notes
Aa1		2,800	5.75%, 12/01/17	2,880,864
			Citigroup Capital XXI, Gtd. Notes
A1		1,400	8.30%(a), 12/21/57	1,509,263
			General Electric Capital Corp., Sr. Unsec’d. Notes, MTN
Aaa		2,200	5.625%, 09/15/17	2,270,756
			General Electric Capital Corp., Sub. Notes, 144A (original cost $1,399,944; purchased 08/30/07)(b)(d)
Aa1	GBP	700	6.50%(a), 09/15/47	1,367,664
			GMAC LLC, Sr. Unsec’d. Notes
B1		700	8.00%, 11/01/31	580,131
			Goldman Sachs Group, Inc. (The), Sub. Notes
A1		900	6.75%, 10/01/37	882,945

See Notes to Financial Statements.

36	Visit our website at www.prudential.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Financial Services (cont’d.)
		JPMorgan Chase Bank NA, Sub. Notes
Aa1	$1,400	6.00%, 10/01/17	$1,459,576
		Morgan Stanley, Sr. Unsec`d. Notes, MTN
Aa3	1,300	5.75%, 10/18/16	1,299,241
		SLM Corp., Sr. Notes, MTN, 144A (original cost $1,493,955; purchased 06/08/07)(b)(d)
Baa1	1,500	3.944%(a), 04/18/08	1,489,233
		SLM Corp., Unsec’d. Notes
Baa1	200	4.246%(a), 04/14/08	198,637

			15,496,435

Food 0.3%
		Kraft Foods, Inc., Sr. Unsec’d. Notes
Baa2	400	6.125%, 02/01/18	406,020
		Kraft Foods, Inc., Sr. Unsec’d. Notes
Baa2	900	6.875%, 02/01/38	914,110

			1,320,130

Healthcare & Pharmaceuticals 0.2%
		HCA, Inc., Gtd. Notes, 144A
B2	600	9.25%, 11/15/16	631,500
		Merck & Co., Inc., Sr. Unsec’d. Notes
Aa3	100	4.75%, 03/01/15	101,997

			733,497

Paper & Forest Products 0.1%
		Georgia-Pacific Corp., Gtd. Notes, 144A (original cost $300,000; purchased 12/13/06)(b)(d)
Ba3	300	7.00%, 01/15/15	288,000
		Georgia-Pacific Corp., Gtd. Notes, 144A (original cost $400,000; purchased 12/13/06)(b)(d)
Ba3	400	7.125%, 01/15/17	381,000

			669,000

Real Estate Investment Trusts 0.1%
		Nationwide Health Properties, Inc., Unsec’d. Notes
Baa3	200	6.50%, 07/15/11	212,226

Telecommunications 0.3%
A2	400	BellSouth Corp., Sr. Unsec’d. Notes 4.969%(a), 08/15/08	399,590

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	37

Portfolio of Investments

as of January 31, 2008 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#		Description	Value (Note 1)

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Baa3		$1,000	Embarq Corp., Sr. Unsec’d. Notes 7.082%, 06/01/16	$1,012,123

				1,411,713

Utilities - Electric 0.4%
Aaa		1,500	General Electric Capital Corp., Sr. Unsec’d. Notes 5.875%, 01/14/38	1,465,854
Baa3		368	Midwest Generation LLC, Pass-Through Certificates, Series A 8.30%, 07/02/09	372,864

				1,838,718

			TOTAL CORPORATE BONDS (cost $22,769,666)	23,098,333

FOREIGN GOVERNMENT BONDS 1.1%
Aaa	EUR	800	Deutsche Bundesrepublik 6.25%, 01/04/30	1,484,085
Aaa	EUR	800	French Government Bond 5.75%, 10/25/32	1,403,458
Ba1	BRL	1,800	Republic of Brazil 12.50%, 01/05/22	1,123,081
Aa2	JPY	54,000	Republic of Italy 3.80%, 03/27/08	509,794
Ba1		120	Republic of Panama 9.625%, 02/08/11	136,500
Aaa	GBP	200	United Kingdom Gilt 5.75%, 12/07/09	407,891

			TOTAL FOREIGN GOVERNMENT BONDS (cost $4,898,091)	5,064,809

MUNICIPAL BONDS 0.2%
Aa1		500	Arizona Agricultural Improvement & Power District, Salt River Project, Revenue Bonds 4.75%, 01/01/32	505,440
Aaa		200	Georgia State Road & Tollway Authority, Revenue Bonds 5.00%, 03/01/21	210,306

			TOTAL MUNICIPAL BONDS (cost $695,376)	715,746

See Notes to Financial Statements.

38	Visit our website at www.prudential.com

Principal Amount (000)#	Description	Value (Note 1)

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS 27.4%
$327	Federal Home Loan Mortgage Corp. 4.365%(a), 09/01/35	$325,861
1,989	5.50%, 09/01/37	2,014,498
405	6.00%, 04/01/16 - 09/01/22	419,179
8,009	Federal National Mortgage Assoc. 4.00%, 08/01/18 - 01/01/20	7,897,460
2,354	4.50%, 01/01/22 - 09/01/35	2,317,375
257	4.533%(a), 12/01/34	261,002
10,931	5.00%, 02/01/19 - 11/01/33	10,906,530
81	5.496%(a), 05/01/36	81,144
35,883	5.50%, 07/01/14 - 12/01/37	36,380,964
5,000	5.50%, TBA	5,065,625
291	5.862%(a), 06/01/43	291,601
12,501	6.00%, 03/01/17 - 07/01/37	12,830,699
117	6.114%(a), 09/01/34	119,349
3,000	6.50%, TBA	3,113,436
50	Government National Mortgage Assoc. 4.50%, 08/15/33	49,248
12,353	5.00%, 11/15/36 - 06/15/37	12,388,026
21	5.125%, 10/20/27 - 11/20/29	21,797
12,902	5.50%, 01/15/32 - 12/15/37	13,159,001
2,000	5.50%, TBA	2,038,750
7	5.625%(a), 09/20/22	7,431
9,000	6.00%, TBA	9,292,500
5,000	6.50%, TBA	5,204,690
11	8.50%, 05/20/30 - 04/20/31	11,331

	TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $121,857,598)	124,197,497

U.S. TREASURY OBLIGATIONS 7.1%
1,500	U.S. Treasury Bonds 5.00%, 05/15/37	1,661,367
1,100	U.S. Treasury Inflation Index Bonds, TIPS 1.75%, 01/15/28	1,112,665
100	2.00%, 01/15/16	112,772
3,300	2.00%, 07/15/14	3,922,563
200	2.375%, 01/15/27	231,945
700	2.375%, 01/15/25	860,408
800	2.50%, 07/15/16	921,195
5,000	U.S. Treasury Notes 4.25%, 11/15/17	5,250,780

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	39

Portfolio of Investments

as of January 31, 2008 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

U.S. TREASURY OBLIGATIONS (Continued)
		U.S. Treasury Notes (cont’d.)
	$2,400	4.625%(a), 02/15/17	$2,587,126
	1,500	5.125%, 06/30/11-05/15/16	1,653,046
	12,300	5.13%, 11/15/14	13,069,709
	1,250	U.S. Treasury Strip, PO 7.25%, 02/15/22	670,165

		TOTAL U.S. TREASURY OBLIGATIONS (cost $32,009,190)	32,053,741

BANK LOANS 0.3%
Ba-	1,097	Chrysler Finco Term, 144A (original cost $1,045,000; purchased 07/31/07)(b)(d) 8.99%, 08/03/12	981,764
		Ford Motor Co. Term B, 144A (original cost $495,000; purchased 12/12/06)(b)(d)
Ba-	495	8.00%, 12/15/13	432,000

		TOTAL BANK LOANS (cost $1,540,954)	1,413,764

		TOTAL LONG-TERM INVESTMENTS (cost $460,743,470)	488,275,735

SHORT-TERM INVESTMENTS 5.4%

U.S. TREASURY OBLIGATIONS 0.4%
		U.S. Treasury Bills(c)(f)
	500	2.06%, 03/13/08	498,827
	560	2.91%, 03/13/08	558,061
	435	2.955%, 03/13/08	433,494
	150	2.971%, 02/28/08	149,674
	70	3.058%, 02/28/08	69,848

		TOTAL U.S. TREASURY OBLIGATIONS (cost $1,710,012)	1,709,904

	Shares

AFFILIATED MONEY MARKET MUTUAL FUND 4.2%
	18,889,822	Dryden Core Investment Fund—Taxable Money Market Series (cost $18,889,822)(e)	18,889,822

See Notes to Financial Statements.

40	Visit our website at www.prudential.com

Contracts/ Notional Amount (000)#	Description	Value (Note 1)

OUTSTANDING OPTIONS PURCHASED* 0.8%

Call Options 0.8%
$16,000	2 Year U.S. Treasury Note Futures, expiring 02/22/2008, Strike Price $112.00	$1,250
16,100	5 Year U.S. Treasury Note Futures, expiring 02/22/2008, Strike Price $134.00	2,516
2,400	20 Year U.S. Treasury Bond Futures, expiring 02/22/2008, Strike Price $139.00	375
1,700	Currency Option on USD vs JPY, expiring 09/16/2008 @ FX Rate 118.00	1,885
156,000	Eurodollar Futures, expiring 03/17/2008, Strike Price $95.00	817,050
26,600	Interest Rate Swap Option, expiring 12/19/2008 @ 4.50%	696,796
EUR 62,500	expiring 04/20/2009 @ 4.18%	826,976
	Swap on 3 Month LIBOR,
10,600	expiring 09/19/2008 @ 4.55%	309,660
20,400	expiring 09/26/2008 @ 4.75%	665,469
13,600	expiring 12/31/2008 @ 4.72%	401,199

		3,723,176

Put Options
	90 Day Sterling Futures,
GBP 22,000	expiring 03/19/2008, Strike Price $92.75	—
GBP 35,000	expiring 03/19/2008, Strike Price $93.00	—
GBP 38,500	expiring 06/18/2008, Strike Price $92.50	—
	EURIBOR Futures,
EUR 10,000	expiring 03/17/2008, Strike Price $95.12	—
	Eurodollar Futures,
255,000	expiring 03/17/2008, Strike Price $91.75	1,594
68,000	expiring 03/17/2008, Strike Price $92.25	425
104,000	expiring 03/17/2008, Strike Price $92.50	650
	Federal National Mortgage Assoc.,
2,000	expiring 02/05/2008, Strike Price $87.00	—
4,000	expiring 04/07/2008, Strike Price $86.00	88
	Swap on 3 Month LIBOR,
10,000	expiring 04/07/2008, Strike Price $91.00	240

		2,997

	TOTAL OUTSTANDING OPTIONS PURCHASED (cost $1,199,124)	3,726,173

	TOTAL SHORT-TERM INVESTMENTS (cost $21,798,958)	24,325,899

	TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OUTSTANDING OPTIONS WRITTEN 113.4% (cost $482,542,428; Note 5)(g)	512,601,634

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	41

Portfolio of Investments

as of January 31, 2008 (Unaudited) continued

Principal Amount (000)#	Description	Value (Note 1)

SECURITIES SOLD SHORT (8.7)%
	Government National Mortgage Assoc.
$12,000	5.00%, TBA	$(12,026,256)
	U.S. Treasury Bonds
300	4.75%, 02/15/37	(319,594)
900	5.375%, 02/15/31	(1,031,415)
	U.S. Treasury Notes
12,300	4.25%, 11/15/14	(13,069,709)
1,400	4.25%, 11/15/17	(1,470,218)
10,600	4.625%, 02/15/17	(11,426,471)

	TOTAL SECURITIES SOLD SHORT (proceeds received $38,053,225)	(39,343,663)

Contracts/ Notional Amount (000)#

OUTSTANDING OPTIONS WRITTEN* (0.5)%

Call Options (0.5)%
	Swap on 3 Month LIBOR,
3,500	expiring 09/19/2008 @ 5.05%	(218,779)
8,900	expiring 09/26/2008 @ 4.95%	(497,518)
8,800	expiring 12/19/2008 @ 5.00%	(500,833)
4,500	expiring 12/31/2008 @ 5.22%	(299,820)
EUR 20,200	expiring 04/20/2009 @ 4.44%	(628,058)

		(2,145,008)

Put Option
	Currency Option on USD vs JPY,
800	expiring 09/16/2008 @ FX Rate 100.00	(14,309)

	TOTAL OUTSTANDING OPTIONS WRITTEN (premiums received $950,881)	(2,159,317)

	TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OUTSTANDING OPTIONS WRITTEN 104.2% (cost $443,538,322; Note 5)	471,098,654
	Other liabilities in excess of other assets(j) (4.2)%	(19,039,076)

	NET ASSETS 100%	$452,059,578

The following abbreviations are used in portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

See Notes to Financial Statements.

42	Visit our website at www.prudential.com

MTN—Medium Term Note

PO—Principal Only Securities

TBA—To Be Announced

TIPS—Treasury Inflation Protected Securities

AUD—Australian Dollar

BRL—Brazilian Real

CHF—Swiss Franc

CNY—Chinese Yuan

EUR—Euro

GBP—British Pound

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexico Peso

RUB—Russian Ruble

†	The ratings reflected are as of January 31, 2008. Ratings of certain bonds may have changed subsequent to that date.
#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	Indicates a variable rate security.
(b)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $6,515,578. The aggregate value of $6,311,511 is approximately 1.4% of net assets.
(c)	Securities segregated as collateral for futures contracts.
(d)	Indicates a security that has been deemed illiquid.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(f)	Rates shown are the effective yields at purchase date.
(g)	As of January 31, 2008, 171 securities representing $53,790,223 and 11.9% of net assets were fair valued in accordance with policies adopted by the Board of Trustees.
(h)	Standard & Poor’s rating.
(i)	Affiliated security.

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	43

Portfolio of Investments

as of January 31, 2008 (Unaudited) continued

(j)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts and swap agreements as follows:

Futures contracts open at January 31, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2008	Unrealized Appreciation (Depreciation)
	Long Positions:
89	90 Day Euro	Jun 08	$21,410,063	$21,695,975	$285,912
141	90 Day Euro	Dec 08	33,756,226	34,345,839	589,613
23	90 Day Euro	Jun 09	5,489,525	5,581,238	91,713
19	90 Day Euro	Sep 09	4,535,063	4,602,513	67,450
18	90 Day Euro	Dec 09	4,291,650	4,353,075	61,425
96	90 Day Euro EURIBOR	Jun 08	34,112,066	34,276,794	164,728
20	90 Day Sterling	Mar 08	4,687,972	4,701,917	13,945
77	90 Day Sterling	Sep 08	18,114,660	18,221,047	106,387
90	90 Day Sterling	Dec 08	21,163,250	21,328,647	165,397
17	90 Day Sterling	Jun 09	3,967,472	4,031,702	64,230
5	10 Year EURO-BUND	Mar 08	863,476	867,416	3,940
65	10 Year U.S. Treasury Notes	Mar 08	7,566,047	7,586,719	20,672
19	S&P 500 Mini	Mar 08	1,270,625	1,310,620	39,995

					$1,675,407

	Short Positions:
11	90 Day Euro	Mar 08	$2,654,163	$2,670,113	$(15,950)
12	90 Day Euro EURIBOR	Sep 08	4,272,334	4,295,527	(23,193)
75	90 Day Sterling	Jun 08	17,609,817	17,699,302	(89,485)
80	2 Year U.S. Treasury Notes	Mar 08	16,852,500	17,057,500	(205,000)
195	5 Year U.S. Treasury Notes	Mar 08	21,388,047	22,035,000	(646,953)
79	30 Year U.S. Treasury Bonds	Mar 08	9,067,219	9,425,688	(358,469)

					(1,339,050)

					$336,357

See Notes to Financial Statements.

44	Visit our website at www.prudential.com

Forward foreign currency exchange contracts outstanding at January 31, 2008:

Purchase Contracts	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 07/02/08	BRL	4,418	$2,241,574	$2,441,778	$200,204
Chinese Yuan,
Expiring 02/27/08	CNY	723	100,000	101,255	1,255
Expiring 03/05/08	CNY	12,490	1,701,000	1,753,660	52,660
Expiring 10/10/08	CNY	14,015	2,041,571	2,071,735	30,164
Indian Rupee,
Expiring 05/12/08	INR	140,357	3,415,069	3,540,565	125,496
Japanese Yen,
Expiring 02/07/08	JPY	170,969	1,540,275	1,608,462	68,187
Mexican Peso,
Expiring 03/13/08	MXN	5,950	522,000	547,172	25,172
Expiring 06/06/08	MXN	2,000	181,570	182,025	455
Russian Ruble,
Expiring 07/10/08	RUB	53,243	2,100,000	2,160,572	60,572
Expiring 11/19/08	RUB	42,243	1,703,703	1,696,479	(7,224)
South Korean Won,
Expiring 08/04/08	KRW	1,167,795	1,263,446	1,233,647	(29,799)

			$16,810,208	$17,337,350	$527,142

Sale Contracts	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 07/02/08	BRL	3,898	$2,149,000	$2,154,266	$(5,266)
British Pound,
Expiring 03/06/08	GBP	1,521	3,010,591	3,018,372	(7,781)
Euros,
Expiring 02/26/08	EUR	2,375	3,502,671	3,528,597	(25,926)
Expiring 06/24/08	EUR	1,450	2,080,460	2,144,809	(64,349)
Indian Rupee,
Expiring 05/12/08	INR	80,468	2,031,000	2,029,843	1,157
Japanese Yen,
Expiring 02/07/08	JPY	34,416	321,000	323,622	(2,622)
Mexican Peso,
Expiring 03/13/08	MXN	5,950	538,970	547,173	(8,203)
Expiring 06/06/08	MXN	14,100	1,272,333	1,283,279	(10,946)
Russian Ruble,
Expiring 07/10/08	RUB	22,942	933,000	930,995	2,005
Swiss Franc,
Expiring 06/24/08	CHF	732	638,743	678,561	(39,818)

			$16,477,768	$16,639,517	$(161,749)

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	45

Portfolio of Investments

as of January 31, 2008 (Unaudited) continued

The Fund entered into interest rate swap agreements during the six months ended January 31, 2008. Details of the interest rate swap agreements outstanding as of January 31, 2008 were as follows:

Counterparty	Termination Date	Notional Amount#		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Bank of America Securities LLC(1)	06/18/23		$3,400,000	5.00%	3 Month LIBOR	$111,571
Bank of America Securities LLC(1)	06/18/10		25,000,000	4.00%	3 Month LIBOR	(40,330)
Bank of America Securities LLC(2)	06/15/35		700,000	6.00%	3 Month LIBOR	128,208
Bank of America Securities LLC(2)	06/18/08		2,900,000	5.00%	3 Month LIBOR	2,459
Barclays Capital, Inc.(2)	06/18/13		15,200,000	4.00%	3 Month LIBOR	462,744
Citigroup, Inc.(1)	06/20/17		4,300,000	5.00%	3 Month LIBOR	(206,119)
Citigroup, Inc.(1)	06/18/23		3,400,000	5.00%	3 Month LIBOR	104,304
Deutsche Bank(1)	06/18/38		3,200,000	5.00%	3 Month LIBOR	(180,446)
Deutsche Bank(2)	06/18/15		3,100,000	5.00%	3 Month LIBOR	84,642
Lehman Brothers, Inc.(1)	06/18/23		1,500,000	5.00%	3 Month LIBOR	(17,727)
Morgan Stanley & Co.(1)	06/18/10		14,400,000	4.00%	3 Month LIBOR	(26,012)
Morgan Stanley & Co.(2)	06/18/13		31,800,000	4.00%	3 Month LIBOR	990,872
Citigroup, Inc.(2)	04/15/09	AUD	7,000,000	7.00%	3 month Australian Bank Bill rate	(50,526)
Citigroup, Inc.(2)	09/15/09	AUD	18,900,000	7.00%	3 month Australian Bank Bill rate	(55,112)
UBS AG(2)	09/15/09	AUD	13,800,000	7.00%	3 month Australian Bank Bill rate	(41,343)
Morgan Stanley & Co.(2)	12/15/09	AUD	3,000,000	7.00%	6 month Australian Bank Bill rate	(36,353)
Goldman Sachs & Co.(2)	01/02/12	BRL	5,900,000	10.15%	Brazilian interbank lending rate	(241,349)
Morgan Stanley & Co.(2)	01/02/12	BRL	7,800,000	10.12%	Brazilian interbank lending rate	(279,697)
UBS AG(2)	01/02/12	BRL	6,000,000	10.58%	Brazilian interbank lending rate	(151,716)
Barclays Capital, Inc.(2)	06/15/10	EUR	6,900,000	4.50%	6 Month EURIBOR	80,659
Deutsche Bank(2)	06/18/34	EUR	900,000	5.00%	6 Month EURIBOR	2,538
Deutsche Bank(2)	06/15/13	EUR	2,100,000	4.00%	6 Month EURIBOR	32,332
UBS AG(2)	10/15/10	EUR	100,000	2.15%	FRC—Excluding Tobacco—Non- Revised Consumer Price Index	1,332

See Notes to Financial Statements.

46	Visit our website at www.prudential.com

Counterparty	Termination Date	Notional Amount#		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.(2)	09/15/10	GBP	3,500,000	5.00%	6 Month LIBOR	$60,435
Barclays Capital, Inc.(1)	06/20/17	JPY	30,000,000	2.00%	6 Month LIBOR	(3,407)
UBS AG(1)	06/20/17	JPY	60,000,000	2.00%	6 Month LIBOR	(9,369)
Merrill Lynch & Co., Inc.(2)	11/04/16	MXN	31,000,000	8.17%	28 day Mexican interbank rate	(127,686)

						$594,904

(1)	Fund pays the fixed rate and receives the floating rate.
(2)	Fund pays the floating rate and receives the fixed rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

The Fund entered into credit default swap agreements during the six months ended January 31, 2008. Details of the dredit default swap agreements outstanding as of January 31, 2008 were as follows:

Counterparty	Termination Date	Notional Amount#	Fixed Rate	Reference Entity/ Obligation	Unrealized Appreciation (Depreciation)
Credit Suisse International(2)	08/25/37	$800,000	0.09%	ABX HE AAA 07-1	$12,928
Morgan Stanley & Co.(1)	12/20/08	200,000	0.26%	Allstate Corp., 6.125%, due 02/15/12	146
UBS AG(1)	12/20/08	200,000	0.35%	AutoZone, Inc., 5.875%, due 10/15/12	69
Barclays Capital, Inc.(1)	09/20/11	100,000	0.54%	DaimlerChrysler N.A., 5.75%, due 09/08/11	241
Lehman Brothers, Inc.(1)	12/20/11	700,000	0.00%	Dow Jones CDX HY7 Index	17,307
Merrill Lynch & Co.(1)	12/20/11	300,000	0.00%	Dow Jones CDX HY7 Index	52,949
Morgan Stanley & Co.(2)	06/20/12	1,600,000	2.08%	Dow Jones CDX HY8 Index	(107,242)
Citigroup, Inc.(1)	06/20/12	6,700,000	0.47%	Dow Jones CDX HY8 Index	(144,446)
Merrill Lynch & Co.(1)	06/20/12	2,500,000	2.75%	Dow Jones CDX HY8 Index	157,506
Citigroup, Inc.(1)	06/20/12	300,000	2.14%	Dow Jones CDX HY8 Index	(19,379)
Deutsche Bank(2)	12/20/12	1,800,000	3.75%	Dow Jones CDX HY9 Index	(66,372)
Morgan Stanley & Co.(2)	12/20/15	530,000	0.46%	Dow Jones CDX IG5 Index	(49,919)
Morgan Stanley & Co.(1)	12/20/12	700,000	0.14%	Dow Jones CDX IG5 Index	47,747
Morgan Stanley & Co.(2)	12/20/15	1,900,000	0.46%	Dow Jones CDX IG5 Index	(178,308)
Morgan Stanley & Co.(1)	12/20/12	2,700,000	0.14%	Dow Jones CDX IG5 Index	184,168
Goldman Sachs & Co.(1)	12/20/16	100,000	0.65%	Dow Jones CDX IG7 Index	4,751
Barclays Capital, Inc.(1)	12/20/11	1,300,000	0.75%	Dow Jones CDX IG7 Index	80,322
Morgan Stanley & Co.(1)	12/20/16	1,200,000	0.65%	Dow Jones CDX IG7 Index	57,505

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	47

Portfolio of Investments

as of January 31, 2008 (Unaudited) continued

Counterparty	Termination Date	Notional Amount#	Fixed Rate	Reference Entity/ Obligation	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.(1)	12/20/17	$1,300,000	0.80%	Dow Jones CDX IG9 Index	$36,495
JPMorgan Chase Bank(1)	12/20/11	1,000,000	1.65%	Dow Jones CDX XO7 Index	55,635
Bank of America Securities LLC(1)	12/20/08	100,000	0.13%	E.I. DuPont, 6.875%, due 10/15/09	4
Citigroup, Inc.(1)	12/20/08	100,000	0.28%	Eaton Corp., 5.75%, due 07/15/12	(2)
Barclays Capital, Inc.(1)	12/20/08	200,000	0.16%	Eli Lilly & Co., 6.00%, due 03/15/12	(225)
Morgan Stanley & Co.(1)	12/20/08	100,000	0.21%	Emerson Electric Co., 6.48%, due 10/15/12	(56)
Lehman Brothers, Inc.(2)	02/20/12	350,000	0.93%	Federal Republic of Brazil, 12.25%, due 03/06/30	(2,045)
Citigroup, Inc.(1)	12/20/08	100,000	0.29%	FedEx Corp., 7.25%, due 02/15/11	(98)
Lehman Brothers, Inc.(1)	12/20/08	100,000	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(844)
Bear Stearns International Ltd.(1)	12/20/08	100,000	0.32%	Hewlett Packard Co., 6.50%, due 07/01/12	(154)
Lehman Brothers, Inc.(1)	12/20/08	100,000	0.12%	Home Depot, Inc., 3.75%, due 09/15/09	404
Merrill Lynch & Co.(1)	12/20/08	100,000	0.32%	Ingersoll-Rand Co., 6.48%, due 06/01/25	(76)
Lehman Brothers, Inc.(1)	12/20/08	100,000	0.11%	Johnson & Johnson, 3.80%, due 05/15/13	(72)
Lehman Brothers, Inc.(1)	12/20/08	100,000	0.53%	Lockheed Martin Corp., 8.20%, due 12/01/09	(442)
Lehman Brothers, Inc.(1)	12/20/08	100,000	0.30%	Masco Corp., 5.875%, due 07/15/12	1,709
Lehman Brothers, Inc.(1)	09/20/17	700,000	1.02%	Masco Corp., 5.875%, due 07/15/12	33,693
Lehman Brothers, Inc.(1)	03/20/15	100,000	0.14%	Merck & Co., 4.75%, due 03/01/15	1,024
Deutsche Bank(1)	09/20/11	200,000	0.62%	Nationwide Health, 6.50%, due 07/15/11	9,441
Bear Stearns International Ltd.(1)	12/20/12	600,000	0.29%	Nordstrom, Inc., 6.95%, due 03/15/28	16,809
Lehman Brothers, Inc.(1)	12/20/08	100,000	0.48%	Northrop & Grumman Corp., 7.125%, due 02/15/11	(427)

See Notes to Financial Statements.

48	Visit our website at www.prudential.com

Counterparty	Termination Date	Notional Amount#	Fixed Rate	Reference Entity/ Obligation	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co.(1)	06/20/16	$300,000	0.39%	Omnicom Group, Inc., 5.90%, due 04/15/16	$10,075
Lehman Brothers, Inc.(1)	06/20/09	500,000	0.40%	People’s Republic of China, 6.80%, due 05/23/11	(710)
Lehman Brothers, Inc.(1)	12/20/08	100,000	0.35%	RadioShack Corp., 7.375%, due 05/15/11	828
Morgan Stanley & Co.(1)	05/20/16	1,200,000	0.54%	Republic of Hungary, 4.75%, due 02/03/15	25,975
JPMorgan Chase Bank(1)	05/20/16	300,000	0.54%	Republic of Hungary, 4.75%, due 02/03/15	6,387
Morgan Stanley & Co.(1)	12/20/12	600,000	0.33%	TJX Cos., Inc., 7.45%, due 12/15/09	9,259
Lehman Brothers, Inc.(1)	09/20/12	500,000	0.60%	Viacom, Inc., 4.625%, due 05/15/18	8,167
Goldman Sachs & Co.(1)	12/20/12	600,000	0.24%	Wal-Mart Stores, Inc., 5.75%, due 12/19/30	2,585
Citigroup, Inc.(1)	12/20/08	300,000	0.14%	Wal-Mart Stores, Inc., 6.875%, due 08/10/09	60
Barclays Capital, Inc.(1)	12/20/08	100,000	0.67%	Walt Disney Co. (The), 6.375%, due 03/12/12	(401)
Bear Stearns International Ltd.(1)	06/20/16	200,000	0.63%	Whirlpool Corp., 6.50%, due 06/15/16	6,626
Lehman Brothers, Inc.(1)	12/20/08	100,000	0.29%	Whirlpool Corp., 8.60%, due 05/01/10	168
Barclays Capital, Inc.(1)	03/20/12	100,000	0.21%	XL Capital Ltd., 6.50%, due 01/15/12	8,670

					$278,435

(1)	Fund pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.
(2)	Fund receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

The industry classification of investments and other liabilities in excess of other assets shown as a percentage of net assets as January 31, 2008 were as follows:

U.S. Government Mortgage-Backed Obligations	27.4%
U.S. Treasury Obligations	7.5
Oil, Gas & Consumable Fuels	5.9
Financial Services	5.6
Pharmaceuticals	4.7

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	49

Portfolio of Investments

as of January 31, 2008 (Unaudited) continued

Industry (cont’d.)
Affiliated Money Market Mutual Fund	4.2%
Telecommunications	3.7
Insurance	2.7
Software	2.6
Financial—Bank & Trust	2.3
Diversified Financial Services	2.3
Chemicals	1.9
Diversified Telecommunication Services	1.6
Food	1.5
Collateralized Mortgage Obligations	1.4
Metals & Mining	1.4
Media	1.4
Farming & Agriculture	1.3
Aerospace & Defense	1.2
Beverages	1.2
Commercial Banks	1.2
Retail & Merchandising	1.1
Foreign Government Bonds	1.1
Hotels, Restaurants & Leisure	1.1
Computer Hardware	1.0
Biotechnology	1.0
Semiconductors	1.0
Industrial Conglomerates	1.0
Utilities	1.0
Internet Services	1.0
Aerospace	0.9
Healthcare Services	0.9
Transportation	0.9
Real Estate Investment Trusts	0.9
Commercial Services	0.8
Outstanding Options Purchased	0.8
Machinery	0.8
Automobiles	0.8
Entertainment & Leisure	0.8
Hotels & Motels	0.7
Electronic Components	0.7
Electric Utilities	0.6
Specialty Retail	0.6
Thrifts & Mortgage Finance	0.6
Energy Equipment & Services	0.6
Retail	0.5
Computers	0.5
Consumer Products & Services	0.4
Utilities—Electric	0.4
Real Estate	0.4
Medical Supplies & Equipment	0.4
Paper & Forest Products	0.3
Electronic Equipment & Instruments	0.3

See Notes to Financial Statements.

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Industry (cont’d.)
Bank Loans	0.3%
Healthcare Providers & Services	0.3
Capital Markets	0.3
Automotive Components	0.3
Diversified Manufacturing	0.2
IT Services	0.2
Internet	0.2
Household Durables	0.2
Office Equipment	0.2
Diversified Operations	0.2
Construction	0.2
Tobacco Products	0.2
Airlines	0.2
Oil & Gas Exploration/Production	0.2
Electric	0.2
Diversified Manufacturing Operations	0.2
Healthcare & Pharmaceuticals	0.2
Municipal Bonds	0.2
Household Products	0.1
Healthcare Equipment & Supplies	0.1
Gaming	0.1
Computer Services & Software	0.1
Distribution/Wholesale	0.1
Asset-Backed Securities	0.1
Air Freight & Couriers	0.1
Business Services	0.1
Clothing & Apparel	0.1
Building Materials	0.1
Automotive Parts	0.1
Multi-Utilities	0.1
Machinery & Equipment	0.1
Electronics	0.1
Road & Rail	0.1
Food & Beverage	0.1
Communication Equipment	0.1
Advertising	0.1
Home Furnishings	0.1
Textiles, Apparel & Luxury Goods	0.1
Semiconductor Components	0.1
Building Products	0.1
Machinery—Construction & Mining	0.1
Conglomerates	0.1
Multi-Line Retail	0.1

113.4
Securities Sold Short and Outstanding Options Written	(9.2)
Other liabilities in excess of other assets	(4.2)

100.0%

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	51

Statement of Assets and Liabilities

January 31, 2008 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $463,652,606)	$493,711,812
Affiliated investments (cost $18,889,822)	18,889,822
Cash	272,775
Foreign currency, at value (cost $599,610)	612,578
Receivable for investments sold	115,032,825
Unrealized appreciation on swap agreements	2,911,749
Dividends and interest receivable	1,788,527
Receivable for Fund shares sold	718,138
Unrealized appreciation on foreign currency exchange contracts	567,327
Tax reclaim receivable	214,863
Receivable from broker-variation margin	18,956
Prepaid expenses	9,197

Total assets	634,748,569

Liabilities
Payable for investments purchased	134,264,850
Securities sold short, at value (proceeds $38,053,225)	39,343,663
Outstanding options written (premiums received $950,881)	2,159,317
Payments received for swaps agreements	2,121,839
Unrealized depreciation on swap agreements	2,038,410
Payable for Fund shares reacquired	1,321,120
Interest payable on investments sold short	453,171
Management fee payable	290,699
Distribution fee payable	268,023
Unrealized depreciation on foreign currency exchange contracts	201,934
Accrued expenses and other liabilities	181,480
Transfer agent fee payable	37,780
Deferred trustees’ fees	6,705

Total liabilities	182,688,991

Net Assets	$452,059,578

Net assets were comprised of:
Shares of beneficial interest, at par	$39,105
Paid-in capital, in excess of par	419,548,173

419,587,278
Distributions in excess of net investment income	(344,124)
Accumulated net realized gain on investments	3,452,708
Net unrealized appreciation on investments and foreign currencies	29,363,716

Net assets, January 31, 2008	$452,059,578

See Notes to Financial Statements.

52	Visit our website at www.prudential.com

Class A:
Net asset value and redemption price per share
($165,903,981 ÷ 14,297,906 shares of beneficial interest issued and outstanding)	$11.60
Maximum sales charge (5.50% of offering price)	.68

Maximum offering price to public	$12.28

Class B:
Net asset value, offering price and redemption price per share
($138,659,087 ÷ 12,025,413 shares of beneficial interest issued and outstanding)	$11.53

Class C:
Net asset value, offering price and redemption price per share
($118,497,613 ÷ 10,276,740 shares of beneficial interest issued and outstanding)	$11.53

Class M:
Net asset value, offering price and redemption price per share
($6,822,657 ÷ 593,183 shares of beneficial interest issued and outstanding)	$11.50

Class R:
Net asset value, offering price and redemption price per share
($3,502,677 ÷ 301,660 shares of beneficial interest issued and outstanding)	$11.61

Class X:
Net asset value, offering price and redemption price per share
($5,128,364 ÷ 445,063 shares of beneficial interest issued and outstanding)	$11.52

Class Z:
Net asset value, offering price and redemption price per share
($13,545,199 ÷ 1,165,117 shares of beneficial interest issued and outstanding)	$11.63

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	53

Statement of Operations

Six Months Ended January 31, 2008 (Unaudited)

Net Investment Income
Income
Unaffiliated interest	$3,959,633
Unaffiliated dividends (net of foreign withholding taxes $8,393)	3,291,462
Affiliated dividends	442,619

7,693,714

Expenses
Management fee	1,820,928
Distribution fee—Class A	215,230
Distribution fee—Class B	765,828
Distribution fee—Class C	639,134
Distribution fee—Class M	39,050
Distribution fee—Class R	9,856
Distribution fee—Class X	28,223
Transfer agent’s fees and expenses (including affiliated expense of $107,000)	338,000
Custodian’s fees and expenses	181,000
Registration fees	46,000
Reports to shareholders	31,000
Audit fee	26,000
Legal fee	11,000
Trustees’ fees	10,000
Insurance expense	4,000
Miscellaneous	10,384

Total expenses	4,175,633

Net investment income	3,518,081

Net Realized And Unrealized Gain (Loss) On Investments And Foreign Currency
Net realized gain (loss) on:
Investment transactions	9,669,623
Options written	491,475
Foreign currency transactions	1,033,947
Futures	(1,074,600)
Swaps	5,338,448
Short sale transactions	(1,686,048)

13,772,845

Net change in unrealized appreciation (depreciation) on:
Investments	(20,425,291)
Short sales	(671,922)
Foreign currencies	(8,570)
Futures	1,165,006
Swaps	106,941
Options written	(1,230,659)

(21,064,495)

Net loss on investments	(7,291,650)

Net Decrease In Net Assets Resulting From Operations	$(3,773,569)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended January 31, 2008	Year Ended July 31, 2007
Increase (Decrease) In Net Assets
Operations
Net investment income	$3,518,081	$6,010,659
Net realized gain on investment and foreign currency transactions	13,772,845	30,939,205
Net change in unrealized appreciation (deprecation) on investments and foreign currencies	(21,064,495)	19,566,878

Net increase (decrease) in net assets resulting from operations	(3,773,569)	56,516,742

Dividends and distributions (Note 1)
Dividends from net investment income:
Class A	(1,359,816)	(2,678,977)
Class B	(776,790)	(1,635,647)
Class C	(667,903)	(1,272,432)
Class M	(38,235)	(87,858)
Class R	(25,015)	(56,724)
Class X	(29,534)	(56,621)
Class Z	(134,530)	(286,174)

	(3,031,823)	(6,074,433)

Distributions from net realized gains:
Class A	(13,380,539)	(5,577,407)
Class B	(11,111,908)	(6,601,806)
Class C	(9,554,299)	(4,920,293)
Class M	(546,953)	(358,046)
Class R	(291,666)	(138,633)
Class X	(422,473)	(223,136)
Class Z	(1,144,078)	(530,902)

	(36,451,916)	(18,350,223)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	21,618,168	64,086,705
Net asset value of shares issued in reinvestment of distributions	36,842,139	22,612,482
Cost of shares reacquired	(45,927,089)	(93,926,981)

Net increase (decrease) in net assets resulting from Fund share transactions	12,533,218	(7,227,794)

Total increase (decrease)	(30,724,090)	24,864,292

Net Assets
Beginning of period	482,783,668	457,919,376

End of period	$452,059,578	$482,783,668

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	55

Notes to Financial Statements

(Unaudited)

Target Asset Allocation Funds (the “Trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company presently consisting of three portfolios: Target Moderate Allocation Fund (the “Fund”), Target Conservative Allocation Fund and Target Growth Allocation Fund. These financial statements relate only to Target Moderate Allocation Fund. The financial statements of the other portfolios are not presented herein. The Trust was organized as a business trust in Delaware on July 29, 1998.

The Fund uses investment managers (“Subadvisors”), each managing a portion of the Fund’s assets. The following lists the Subadvisors and their respective segment during the six months ended January 31, 2008.

Fund Segment
Hotchkis & Wiley Capital Management LLC JP Morgan Investment Management, Inc. NFJ Investment Group L.P.	Large-cap value stocks

LSV Asset Management Thornburg Investment Management, Inc.	International stocks

Marsico Capital Management, LLC Goldman Sachs Asset Management LP	Large-cap growth stocks

EARNEST Partners, LLC Vaughan Nelson Investment Management, LP	Small-cap value stocks

Pacific Investment Management Company LLC	Core fixed income bonds

RS Investment Management, L.P.	Small-cap growth stocks

The investment objective of the Fund is to provide capital appreciation and a reasonable level of current income. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity and fixed income securities. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or country.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last

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reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the NASDAQ official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the Subadvisor(s); to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Certain fixed income securities for which daily market quotations are not readily available may be valued with reference to fixed income securities whose prices are more readily available, pursuant to guidelines established by the Board of Trustees. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset value. As of January 31, 2008, there were 171 securities representing $53,790,223 whose values were adjusted in accordance with procedures approved by the Board of Trustees.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Target Asset Allocation Funds/Target Moderate Allocation Fund	57

Notes to Financial Statements

(Unaudited) continued

Short-term debt securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days are valued at current market quotation.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

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Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in the Statement of Assets and Liabilities as unrealized appreciation and/or depreciation on forward foreign currency contracts. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Options: The Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates with respect to securities or currencies, which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that

Target Asset Allocation Funds/Target Moderate Allocation Fund	59

Notes to Financial Statements

(Unaudited) continued

premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written.

The Fund, as writer of an option, has no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

When the Fund writes an option on a swap contract, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Short Sales: The Fund may make short sales of securities as a method of hedging potential price declines in similar securities owned. The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it will borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its

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obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow the particular securities and may be obligated to return any interest or dividends received on such borrowed securities. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price is less or greater than the proceeds originally received, respectively, and is presented in the Statement of Operations as net realized gain or loss on short sales.

Swaps: The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into interest rate, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest and may involve payment/receipt of a premium at the time of initiation of the swap agreement. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. Dividends and interest on the securities in the swap are included in the value of the exchange. The swaps are valued daily at current market value and any unrealized gain or loss is included in the net unrealized appreciation or depreciation on investments. Gain or loss is realized on the termination date of the swap and is equal to the difference between the Fund’s basis in the swap and the proceeds of the closing transaction, including fees. During the period that the swap agreement is open, the Fund may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement.

Written options, futures contracts, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

When-Issued/Delayed Delivery Securities: Securities purchased or sold on a when issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a fund enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Target Asset Allocation Funds/Target Moderate Allocation Fund	61

Notes to Financial Statements

(Unaudited) continued

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount, on debt securities as required, is recorded on the accrual basis. Expenses are recorded on accrual basis.

Net investment income or loss (other than distribution fees, which are charged directly to respective class), unrealized and realized gains or losses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: Dividends from net investment income are declared and paid semi-annually. Distributions of net realized capital and currency gains, if any, annually.

Dividends and distributions to shareholders which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s intention to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has a management agreement with PI. Pursuant to this agreement, PI manages the investment operations of the Fund, administers the Fund’s affairs and

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supervises the Subadvisors’ performance of all investment advisory services. Pursuant to the advisory agreements, PI pays the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .75 of 1% of the average daily net assets up to $500 million, .70 of 1% of average daily net assets for the next $500 million and .65 of 1% of average daily net assets in excess of $1 billion. The effective management fee rate was .75 of 1% for the six months ended January 31, 2008.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, B, C, M, R, X and Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, B, C, M, R and X shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1%, 1%, .75% of 1% and 1% of the average daily net assets of the Class A, B, C, M, R and X shares, respectively. Such expenses under the Plans were .25 of 1%, 1%, 1%, 1%, .50 of 1% and 1% of the average daily net assets of the Class A, B, C, M, R and X shares, respectively, for the six months ended January 31, 2008.

PIMS has advised the Fund that it has received approximately $149,600 in front-end sales charges resulting from sales of Class A shares during the six months ended January 31, 2008. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs. PIMS has advised the Fund that for the six months ended January 31, 2008, it has received approximately $92,800, $4,700, $10,100 and $1,200 in contingent deferred sales charges imposed upon certain redemptions by Class B, Class C, Class M and Class X shareholders, respectively.

PIMS and PI are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI, and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer

Target Asset Allocation Funds/Target Moderate Allocation Fund	63

Notes to Financial Statements

(Unaudited) continued

agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers, including fees related to the services of First Clearing, LLC (“First Clearing”), an affiliate of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended January 31, 2008, the Fund incurred approximately $77,500 in total networking fees, of which $48,900 was paid to First Clearing. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. Earnings from the Series are disclosed on the Statement of Operations as affiliated dividends.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments and U.S. government securities, for the six months ended January 31, 2008, aggregated $145,606,763 and $137,531,756, respectively.

Transactions in options written during the six months ended January 31, 2008 were as follows:

	Number of Contracts/ Swap Notional Amount	Premium
Options outstanding at July 31, 2007	11,200,000	$119,060
Written swap options	39,900,000	901,730
Expired swap options	(2,100,000)	(36,680)
Closed swap options	(2,300,000)	(33,229)

Options outstanding at January 31, 2008	46,700,000	$950,881

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Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2008 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$486,269,476	$45,288,112	$(18,955,954)	$26,332,158

The difference between book basis and tax basis were primarily attributable to deferred losses on wash sales, investments in real estate investment trusts and other differences between financial reporting and tax accounting. The other cost basis adjustments are primarily attributable to appreciation (depreciation) of foreign currency, mark-to-market of receivables and payable and swaps.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of January 31, 2008, no provision for income tax would be required in the Funds’ financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class M, Class R, Class X and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are subject to a CDSC of 5%, which decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. Class M shares are generally closed to new purchases. Class M shares are subject to a CDSC of 6%, which decreases by 1% annually to 2% in the fifth and sixth years and 1% in the seventh year. Class M shares automatically convert to Class A shares approximately eight years after purchase. Class X shares are generally closed to new purchases. Class X shares are subject to a CDSC of 6%, which decreases by 1% annually to 4% in the third and fourth years, by 1% annually to 2% in the sixth and seventh years, and 1% in the eighth year. Class X shares automatically convert to Class A shares on a quarterly basis approximately ten years after purchase. An exchange privilege is also available for shareholders who qualify to purchase Class A

Target Asset Allocation Funds/Target Moderate Allocation Fund	65

Notes to Financial Statements

(Unaudited) continued

shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. As of January 31, 2008, Prudential owns 219 shares of Class R.

The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended January 31, 2008:
Shares sold	781,193	$9,951,037
Shares issued in reinvestment of dividends and distributions	1,189,626	14,180,193
Shares reacquired	(1,467,789)	(18,414,843)

Net increase (decrease) in shares outstanding before conversion	503,030	5,716,387
Shares issued upon conversion from Class B and Class M	851,231	11,093,588

Net increase (decrease) in shares outstanding	1,354,261	$16,809,975

Year ended July 31, 2007:
Shares sold	1,722,340	$21,673,917
Shares issued in reinvestment of dividends and distributions	626,078	7,832,814
Shares reacquired	(2,569,276)	(32,392,119)

Net increase (decrease) in shares outstanding before conversion	(220,858)	(2,885,388)
Shares issued upon conversion from Class B, Class M, and Class X	1,805,802	22,444,000

Net increase (decrease) in shares outstanding	1,584,944	$19,558,612

Class B
Six months ended January 31, 2008:
Shares sold	316,811	$3,994,596
Shares issued in reinvestment of dividends and distributions	955,707	11,334,701
Shares reacquired	(795,804)	(10,001,401)

Net increase (decrease) in shares outstanding before conversion	476,714	5,327,896
Shares reaquired upon conversion into Class A	(791,706)	(10,272,710)

Net increase (decrease) in shares outstanding	(314,992)	$(4,944,814)

Year ended July 31, 2007:
Shares sold	1,048,193	$13,100,465
Shares issued in reinvestment of dividends and distributions	633,789	7,858,701
Shares reacquired	(2,006,715)	(25,094,086)

Net increase (decrease) in shares outstanding before conversion	(324,733)	(4,134,920)
Shares reaquired upon conversion into Class A	(1,762,481)	(21,769,606)

Net increase (decrease) in shares outstanding	(2,087,214)	$(25,904,526)

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Class C	Shares	Amount
Six months ended January 31, 2008:
Shares sold	418,379	$5,197,612
Shares issued in reinvestment of dividends and distributions	747,139	8,861,178
Shares reacquired	(989,327)	(12,403,394)

Net increase (decrease) in shares outstanding	176,191	$1,655,396

Year ended July 31, 2007:
Shares sold	1,500,167	$18,642,374
Shares issued in reinvestment of dividends and distributions	432,560	5,366,142
Shares reacquired	(2,223,906)	(27,822,107)

Net increase (decrease) in shares outstanding	(291,179)	$(3,813,591)

Class M
Six months ended January 31, 2008:
Shares sold	53,724	$663,086
Shares issued in reinvestment of dividends and distributions	47,700	564,291
Shares reacquired	(96,869)	(1,222,183)

Net increase (decrease) in shares outstanding before conversion	4,555	5,194
Shares reaquired upon conversion into Class A	(64,925)	(820,878)

Net increase (decrease) in shares outstanding	(60,370)	$(815,684)

Year ended July 31, 2007:
Shares sold	414,317	$5,145,890
Shares issued in reinvestment of dividends and distributions	33,470	414,011
Shares reacquired	(271,560)	(3,409,806)

Net increase (decrease) in shares outstanding before conversion	176,227	2,150,095
Shares reaquired upon conversion into Class A	(52,144)	(662,084)

Net increase (decrease) in shares outstanding	124,083	$1,488,011

Class R
Six months ended January 31, 2008:
Shares sold	6,829	$86,144
Shares issued in reinvestment of dividends and distributions	26,525	316,445
Shares reacquired	(44,724)	(558,543)

Net increase (decrease) in shares outstanding	(11,370)	$(155,954)

Year ended July 31, 2007:
Shares sold	66,409	$855,613
Shares issued in reinvestment of dividends and distributions	15,613	195,210
Shares reacquired	(57,198)	(724,439)

Net increase (decrease) in shares outstanding	24,824	$326,384

Target Asset Allocation Funds/Target Moderate Allocation Fund	67

Notes to Financial Statements

(Unaudited) continued

Class X	Shares	Amount
Six months ended January 31, 2008:
Shares sold	4,539	$58,873
Shares issued in reinvestment of dividends and distributions	38,144	452,007
Shares reacquired	(40,339)	(501,616)

Net increase (decrease) in shares outstanding	2,344	$9,264

Year ended July 31, 2007:
Shares sold	122,185	$1,514,502
Shares issued in reinvestment of dividends and distributions	22,064	273,486
Shares reacquired	(102,704)	(1,292,654)

Net increase (decrease) in shares outstanding before conversion	41,545	495,334
Shares reaquired upon conversion into Class A	(949)	(12,310)

Net increase (decrease) in shares outstanding	40,596	$483,024

Class Z
Six months ended January 31, 2008:
Shares sold	132,922	$1,666,820
Shares issued in reinvestment of dividends and distributions	94,918	1,133,324
Shares reacquired	(229,413)	(2,825,109)

Net increase (decrease) in shares outstanding	(1,573)	$(24,965)

Year ended July 31, 2007:
Shares sold	247,064	$3,153,944
Shares issued in reinvestment of dividends and distributions	53,637	672,118
Shares reacquired	(255,541)	(3,191,770)

Net increase (decrease) in shares outstanding	45,160	$634,292

Note 7. Borrowings

The Trust, along with other affiliated registered investment companies (the “Companies”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 26, 2007, the Companies renewed the SCA with the two banks. The Companies pays a commitment fee of .06 of 1% of the unused portion of the SCA. The expiration date of the SCA will be October 24, 2008. For the period October 27, 2006 through October 26, 2007, the Companies paid a commitment fee of .07 of 1% of the unused portion of the agreement. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions.

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The Fund did not borrow any amounts pursuant to the SCA during the six months ended January 31, 2008.

Note 8. New Accounting Pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

Target Asset Allocation Funds/Target Moderate Allocation Fund	69

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended January 31, 2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.75

Income (loss) from investment operations:
Net investment income	.12
Net realized and unrealized gain (loss) on investment transactions	(.18)

Total from investment operations	(.06)

Less Dividends and Distributions:
Dividends from net investment income	(.10)
Distributions from net realized gains	(.99)

Total dividends and distributions	(1.09)

Net asset value, end of period	$11.60

Total Return(a)	(0.70)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$165,904
Average net assets (000)	$171,248
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(c)	1.27	%(e)
Expenses, excluding distribution and service (12b-1) fees	1.02	%(e)
Net investment income	1.89	%(e)
Portfolio turnover rate	106	%(f)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

70	Visit our website at www.prudential.com

Class A
Year Ended July 31,
2007(b)	2006(b)	2005(b)	2004	2003(b)

$11.92	$12.56	$10.96	$9.89	$8.86

.22	.20	.14	.12	.15
1.31	.45	1.61	1.09	1.02

1.53	.65	1.75	1.21	1.17

(.22)	(.22)	(.15)	(.14)	(.14)
(.48)	(1.07)	—	—	—

(.70)	(1.29)	(.15)	(.14)	(.14)

$12.75	$11.92	$12.56	$10.96	$9.89

13.03%	5.53%	16.01%	12.27%	13.29%

$165,073	$135,384	$103,989	$79,172	$58,862
$154,791	$118,651	$91,030	$72,043	$51,006

1.18%	1.33%	1.32%	1.35%	1.49%
.93%	1.08%	1.07%	1.10%	1.24%
1.72%	1.67%	1.17%	1.15%	1.66%

195%	324%	285%	100%	158%

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	71

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended January 31, 2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.70

Income (loss) from investment operations:
Net investment income	.07
Net realized and unrealized gain (loss) on investment transactions	(.18)

Total from investment operations	(.11)

Less Dividends and Distributions:
Dividends from net investment income	(.07)
Distributions from net realized gains	(.99)

Total dividends and distributions	(1.06)

Net asset value, end of period	$11.53

Total Return(a)	(1.11)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$138,659
Average net assets (000)	$152,333
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.02	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.02	%(d)
Net investment income	1.15	%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.

See Notes to Financial Statements.

72	Visit our website at www.prudential.com

Class B
Year Ended July 31,
2007(b)	2006(b)	2005(b)	2004	2003(b)

$11.87	$12.52	$10.92	$9.86	$8.83

.12	.11	.05	.04	.08
1.32	.44	1.61	1.08	1.03

1.44	.55	1.66	1.12	1.11

(.13)	(.13)	(.06)	(.06)	(.08)
(.48)	(1.07)	—	—	—

(.61)	(1.20)	(.06)	(.06)	(.08)

$12.70	$11.87	$12.52	$10.92	$9.86

12.27%	4.65%	15.24%	11.37%	12.58%

$156,676	$171,286	$193,795	$170,863	$129,759
$167,764	$187,321	$184,197	$157,550	$113,902

1.93%	2.08%	2.07%	2.10%	2.24%
.93%	1.08%	1.07%	1.10%	1.24%
.97%	.92%	.41%	.41%	.91%

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	73

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended January 31, 2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.70

Income (loss) from investment operations:
Net investment income	.07
Net realized and unrealized gain (loss) on investment transactions	(.18)

Total from investment operations	(.11)

Less Dividends and Distributions:
Dividends from net investment income	(.07)
Distributions from net realized gains	(.99)

Total dividends and distributions	(1.06)

Net asset value, end of period	$11.53

Total Return(a)	(1.11)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$118,498
Average net assets (000)	$127,132
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.02	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.02	%(d)
Net investment income	1.15	%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.

See Notes to Financial Statements.

74	Visit our website at www.prudential.com

Class C
Year Ended July 31,
2007(b)	2006(b)	2005(b)	2004	2003(b)

$11.87	$12.52	$10.92	$9.86	$8.83

.12	.11	.05	.04	.08
1.32	.44	1.61	1.08	1.03

1.44	.55	1.66	1.12	1.11

(.13)	(.13)	(.06)	(.06)	(.08)
(.48)	(1.07)	—	—	—

(.61)	(1.20)	(.06)	(.06)	(.08)

$12.70	$11.87	$12.52	$10.92	$9.86

12.27%	4.65%	15.24%	11.37%	12.58%

$128,243	$123,378	$116,893	$100,712	$77,008
$129,699	$121,100	$108,434	$94,252	$59,626

1.93%	2.08%	2.07%	2.10%	2.24%
.93%	1.08%	1.07%	1.10%	1.24%
.97%	.92%	.41%	.41%	.89%

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	75

Financial Highlights

(Unaudited) continued

	Class M
	Six Months Ended January 31, 2008(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.66

Income (loss) from investment operations:
Net investment income	.07
Net realized and unrealized gain (loss) on investment transactions	(.17)

Total from investment operations	(.10)

Less Dividends and Distributions:
Dividends from net investment income	(.07)
Distributions from net realized gains	(.99)

Total dividends and distributions	(1.06)

Net asset value, end of period	$11.50

Total Return(b)	(1.11)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$6,823
Average net assets (000)	$7,768
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	2.02	%(e)
Expenses, excluding distribution and service (12b-1) fees	1.02	%(e)
Net investment income	1.16	%(e)

(a)	Commencement of offering new share class.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Calculated based upon average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.

See Notes to Financial Statements.

76	Visit our website at www.prudential.com

Class M
Year Ended July 31,		October 4, 2004(a) Through July 31, 2005
2007(c)	2006(c)

$11.85	$12.49	$11.34

.12	.11	.09
1.30	.45	1.15

1.42	.56	1.24

(.13)	(.13)	(.09)
(.48)	(1.07)	—

(.61)	(1.20)	(.09)

$12.66	$11.85	$12.49

12.21%	4.74%	10.96%

$8,277	$6,272	$4,233
$8,529	$5,622	$2,203

1.93%	2.08%	2.07	%(e)
.93%	1.08%	1.07	%(e)
.96%	.93%	.54	%(e)

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	77

Financial Highlights

(Unaudited) continued

	Class R
	Six Months Ended January 31, 2008(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.76

Income (loss) from investment operations:
Net investment income	.11
Net realized and unrealized gain (loss) on investment transactions	(.19)

Total from investment operations	(.08)

Less Dividends and Distributions:
Dividends from net investment income	(.08)
Distributions from net realized gains	(.99)

Total dividends and distributions	(1.07)

Net asset value, end of period	$11.61

Total Return(b)	(0.82)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3,503
Average net assets (000)	$3,921
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees(d)	1.52	%(f)
Expenses, excluding distribution and service (12b-1) fees	1.02	%(f)
Net investment income	1.65	%(f)

(a)	Commencement of offering new share class.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Calculated based upon average shares outstanding during the period.
(d)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(e)	Does not include expenses of the underlying portfolios in which the Fund invests.
(f)	Annualized.

See Notes to Financial Statements.

78	Visit our website at www.prudential.com

Class R
Year Ended July 31,		October 4, 2004(a) Through July 31, 2005
2007(c)	2006(c)

$11.93	$12.56	$11.40

.18	.18	.10
1.32	.46	1.19

1.50	.64	1.29

(.19)	(.20)	(.13)
(.48)	(1.07)	—

(.67)	(1.27)	(.13)

$12.76	$11.93	$12.56

12.75%	5.35%	11.39%

$3,995	$3,438	$3
$3,679	$2,872	$3

1.43%	1.58%	1.57	%(f)
.93%	1.08%	1.07	%(f)
1.46%	1.42%	1.02	%(f)

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	79

Financial Highlights

(Unaudited) continued

	Class X
	Six Months Ended January 31, 2008(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.69

Income (loss) from investment operations:
Net investment income	.07
Net realized and unrealized gain (loss) on investment transactions	(.18)

Total from investment operations	(.11)

Less Dividends and Distributions:
Dividends from net investment income	(.07)
Distributions from net realized gains	(.99)

Total dividends and distributions	(1.06)

Net asset value, end of period	$11.52

Total Return(b)	(1.11)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$5,128
Average net assets (000)	$5,614
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	2.02	%(e)
Expenses, excluding distribution and service (12b-1) fees	1.02	%(e)
Net investment income	1.15	%(e)

(a)	Commencement of offering new share class.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Calculated based upon average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.

See Notes to Financial Statements.

80	Visit our website at www.prudential.com

Class X
Year Ended July 31,		October 4, 2004(a) Through July 31, 2005
2007(c)	2006(c)

$11.87	$12.52	$11.34

.12	.12	.09
1.31	.43	1.18

1.43	.55	1.27

(.13)	(.13)	(.09)
(.48)	(1.07)	—

(.61)	(1.20)	(.09)

$12.69	$11.87	$12.52

12.19%	4.65%	11.23%

$5,617	$4,773	$2,284
$5,644	$3,571	$1,105

1.93%	2.08%	2.07	%(e)
.93%	1.08%	1.07	%(e)
.96%	.96%	.59	%(e)

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	81

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended January 31, 2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.77

Income (loss) from investment operations:
Net investment income	.14
Net realized and unrealized gain (loss) on investment transactions	(.17)

Total from investment operations	(.03)

Less Dividends and Distributions:
Dividends from net investment income	(.12)
Distributions from net realized gains	(.99)

Total dividends and distributions	(1.11)

Net asset value, end of period	$11.63

Total Return(a)	(0.57)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$13,545
Average net assets (000)	$14,926
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.02	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.02	%(d)
Net investment income	2.15	%(d)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.

See Notes to Financial Statements.

82	Visit our website at www.prudential.com

Class Z
Year Ended July 31,
2007(b)	2006(b)	2005(b)	2004	2003(b)

$11.94	$12.58	$10.97	$9.90	$8.87

.25	.24	.17	.15	.16
1.31	.44	1.62	1.09	1.03

1.56	.68	1.79	1.24	1.19

(.25)	(.25)	(.18)	(.17)	(.16)
(.48)	(1.07)	—	—	—

(.73)	(1.32)	(.18)	(.17)	(.16)

$12.77	$11.94	$12.58	$10.97	$9.90

13.30%	5.78%	16.36%	12.53%	13.54%

$14,902	$13,388	$9,329	$7,678	$8,679
$14,168	$12,022	$8,425	$9,098	$4,090

.93%	1.08%	1.07%	1.10%	1.24%
.93%	1.08%	1.07%	1.10%	1.24%
1.97%	1.93%	1.41%	1.41%	1.86%

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	83

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudential.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISERS	EARNEST Partners, LLC	75 14th Street, Suite 2300 Atlanta, GA 30309

	Goldman Sachs Asset Management LP	32 Old Slip 23rd Floor New York, NY 10005

	Hotchkis and Wiley Capital Management LLC	725 South Figueroa Street Suite 3900 Los Angeles, CA 90017

	JP Morgan Investment Management, Inc.	522 Fifth Avenue New York, NY 10036

	LSV Asset Management	One North Wacker Drive Suite 4000 Chicago, IL 60606

	Marsico Capital Management, LLC	1200 17th Street Suite 1600 Denver, CO 80202

	NFJ Investment Group L.P.	2100 Ross Avenue Suite 1840 Dallas, TX 75201

	Pacific Investment Management Company LLC	840 Newport Center Drive Newport Beach, CA 92660

	RS Investment Management Co. LLC	388 Market Street Suite 1700 San Francisco, CA 94111

	Thornburg Investment Management, Inc.	119 East Marcy Street Santa Fe, NM 87501

	Vaughan Nelson Investment Management, LP	600 Travis Street Suite 6300 Houston, TX 77002

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	PFPC Trust Company	400 Bellevue Parkway Wilmington, DE 19809

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.prudential.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Target Asset Allocation Funds, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Target Moderate Allocation Fund
Share Class	A	B	C	M	R	X	Z
NASDAQ	PAMGX	DMGBX	PIMGX	N/A	SPMRX	N/A	PDMZX
CUSIP	87612A807	87612A880	87612A872	87612A849	87612A864	87612A831	87612A856

MFSP504E4    IFS-A145509                    Ed. 03/2008

JANUARY 31, 2008	SEMIANNUAL REPORT

Target Growth Allocation Fund

OBJECTIVE

Seeks long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2008, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Target Funds, Prudential, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

March 14, 2008

Dear Shareholder:

On the following pages, you’ll find your semiannual report for the Target Growth Allocation Fund.

Target Asset Allocation Funds are managed by institutional-quality asset managers selected, matched, and monitored by a research team from Prudential Investments LLC. Portions of the Funds’ assets are assigned to carefully chosen asset managers, with the allocations actively managed on the basis of our projections for the financial markets and the managers’ individual strengths.

We believe our Target Growth Allocation Fund will help you to achieve broad, actively managed diversification at a targeted risk/return balance with a single investment purchase. We appreciate your continued confidence in us.

Sincerely,

Judy A. Rice, President

Target Asset Allocation Funds

Target Asset Allocation Funds/Target Growth Allocation Fund	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudential.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.37%; Class B, 2.07%; Class C, 2.07%; Class M, 2.07%; Class R, 1.82%; Class X, 2.07%; Class Z, 1.07%. Net operating expenses apply to: Class A, 1.32%; Class B, 2.07%; Class C, 2.07%; Class M, 2.07%; Class R, 1.57%; Class X, 2.07%; Class Z, 1.07%, after contractual reduction through 11/30/2008.

Cumulative Total Returns as of 1/31/08
	Six Months	One Year	Five Years	Since Inception[1]
Class A	–5.80%	–3.21%	98.43%	83.67%
Class B	–6.12	–3.94	91.26	71.59
Class C	–6.12	–3.94	91.26	71.59
Class M	–6.10	–3.93	N/A	35.05
Class R	–6.00	–3.47	N/A	37.00
Class X	–6.11	–3.93	N/A	34.84
Class Z	–5.70	–2.98	101.02	88.31
Customized Blend[2]	–5.12	–2.39	94.86	**
S&P 500 Index[3]	–4.32	–2.31	76.44	***
Lipper Multi-Cap Core Funds Average[4]	–5.02	–2.41	79.82	****

Average Annual Total Returns[5] as of 12/31/07
	One Year	Five Years	Since Inception[1]
Class A	0.38%	14.38%	7.08%
Class B	0.67	14.71	6.95
Class C	4.50	14.82	6.95
Class M	–0.30	N/A	11.48
Class R	5.92	N/A	12.70
Class X	–0.29	N/A	11.19
Class Z	6.49	15.98	8.04
Customized Blend[2]	6.36	15.21	**
S&P 500 Index[3]	5.49	12.82	***
Lipper Multi-Cap Core Funds Average[4]	6.42	13.32	****

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent

2	Visit our website at www.prudential.com

deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class M and Class X shares are subject to a maximum CDSC of 6%. Class R and Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception dates: Class A, B, C, and Z, 11/18/98; Class M, R, and X, 10/04/04.

2The Customized Benchmark for Target Growth Allocation Fund (Customized Blend) is a model portfolio consisting of the Russell 3000® Index (80%) and the MSCI EAFE (20%). Each component of the Customized Blend is an unmanaged index generally considered as representing the performance of the Fund’s asset classes. The Customized Blend is intended to provide a theoretical comparison of the Fund’s performance, based on the amounts allocated to each asset class rather than on amounts allocated to various Fund segments. The Customized Blend does not reflect deductions for any sales charges or operating expenses of a mutual fund.

3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives an indication of how U.S. stock prices have performed.

4The Lipper Multi-Cap Core Funds Average (Lipper Average) represents funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% and 75% of their assets invested in companies with market capitalizations (on a three year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index.

5The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, Class M, Class R, and Class X shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, 1.00%, 0.75%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Approximately eight years after purchase, Class M shares will automatically convert to Class A shares on a quarterly basis. Approximately 10 years after purchase, Class X shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

**Customized Blend Closest Month-End to Inception cumulative total returns as of 1/31/08 are 53.95% for Classes A, B, C, and Z; and 39.87% for Classes M, R, and X. Customized Blend Closest Month-End to Inception average annual total returns as of 12/31/07 are 5.67% for Classes A, B, C, and Z; and 13.27% for Classes M, R, and X.

***S&P 500 Index Closest Month-End to Inception cumulative total returns as of 1/31/08 are 37.26% for Classes A, B, C, and Z; and 31.56% for Classes M, R, and X. S&P 500 Index Closest Month-End to Inception average annual total returns as of 12/31/07 are 4.26% for Classes A, B, C, and Z; and 10.90% for Classes M, R, and X.

****Lipper Average Closest Month-End to Inception cumulative total returns as of 1/31/08 are 73.47% for Classes A, B, C, and Z; and 32.86% for Classes M, R, and X. Lipper Average Closest Month-End to Inception average annual total returns as of 12/31/07 are 6.62% for Classes A, B, C, and Z; and 11.32% for Classes M, R, and X.

Investors cannot invest directly in an index. The returns for the S&P 500 Index and the Customized Blend would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the S&P 500 Index, Customized Blend, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Target Asset Allocation Funds/Target Growth Allocation Fund	3

Your Fund’s Performance (continued)

Fund objective

The investment objective of the Target Growth Allocation Fund is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

4	Visit our website at www.prudential.com

Source: Lipper Inc.

The chart above shows the total returns for six months ended January 31, 2008, of various securities indexes that are generally considered representative of broad market sectors. It does not reflect a mutual fund’s expenses. The performance cited does not represent the performance of the Target Growth Allocation Fund. Past performance is not indicative of future results. Investors cannot invest directly in an index.

The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE ND Index) is an unmanaged, weighted index that reflects stock price movements in Europe, Australasia, and the Far East. It gives a broad look at how foreign stock prices have performed. The Fund utilizes the net dividends (ND) version of the MSCI EAFE Index. The net dividends and gross dividends versions of the MSCI EAFE Index differ in that net dividends returns reflect the impact of the maximum withholding taxes on reinvested dividends, while the gross dividends version does not reflect the impact of withholding taxes on reinvested dividends. These returns do not include the effect of any investment management expenses. These returns would have been lower if they included the effect of these expenses.

Target Asset Allocation Funds/Target Growth Allocation Fund	5

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2007, at the beginning of the period, and held through the six-month period ended January 31, 2008. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden Funds, including the Target Asset Allocation Funds, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

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expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Target Growth Allocation Fund		Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$942.00	1.32%	$6.44
	Hypothetical	$1,000.00	$1,018.50	1.32%	$6.70

Class B	Actual	$1,000.00	$938.80	2.07%	$10.09
	Hypothetical	$1,000.00	$1,014.73	2.07%	$10.48

Class C	Actual	$1,000.00	$938.80	2.07%	$10.09
	Hypothetical	$1,000.00	$1,014.73	2.07%	$10.48

Class M	Actual	$1,000.00	$939.00	2.07%	$10.09
	Hypothetical	$1,000.00	$1,014.73	2.07%	$10.48

Class R	Actual	$1,000.00	$940.00	1.57%	$7.66
	Hypothetical	$1,000.00	$1,017.24	1.57%	$7.96

Class X	Actual	$1,000.00	$938.90	2.07%	$10.09
	Hypothetical	$1,000.00	$1,014.73	2.07%	$10.48

Class Z	Actual	$1,000.00	$943.00	1.07%	$5.23
	Hypothetical	$1,000.00	$1,019.76	1.07%	$5.43

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2008, and divided by the 366 days in the Fund’s fiscal year ending July 31, 2008 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Target Asset Allocation Funds/Target Growth Allocation Fund	7

Portfolio of Investments

as of January 31, 2008 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 96.8%
COMMON STOCKS

Aerospace & Defense 3.1%
1,500	AAR Corp.*	$44,190
2,670	Aerovironment, Inc.*	61,437
350	Alliant Techsystems, Inc.*	37,048
1,550	BE Aerospace, Inc.*	59,845
8,000	Boeing Co. (The)	665,440
455	DRS Technologies, Inc.	24,420
10,800	Empresa Brasileira de Aeronautica SA, ADR (Brazil)	468,720
7,100	Finmeccanica SpA (Italy)	212,215
24,088	General Dynamics Corp.	2,034,472
1,100	Goodrich Corp.	68,805
2,470	HEICO Corp.	109,940
24,669	Lockheed Martin Corp.	2,662,278
1,750	Moog, Inc. (Class A Stock)*	80,570
28,600	Northrop Grumman Corp.	2,269,696
3,770	Orbital Sciences Corp.*	87,841
6,100	Raytheon Co.	397,354
600	Teledyne Technologies, Inc.*	30,978
2,200	Thales SA (France)	127,499
6,450	United Technologies Corp.	473,494

		9,916,242

Agricultural Chemicals 0.3%
7,600	Potash Corp. of Saskatchewan, Inc. (Canada)	1,070,688

Agriculture/Heavy Equipment
1,500	Universal Corp.	74,715

Air Freight & Couriers 0.1%
3,900	FedEx Corp.	364,572

Air Freight & Logistics
700	Forward Air Corp.	21,700

Airlines 0.2%
82,000	Air New Zealand Ltd. (New Zealand)	118,080
68,800	Qantas Airways Ltd. (Australia)	292,021
19,513	Singapore Airlines Ltd. (Singapore)	214,934
4,400	Southwest Airlines Co.	51,612

		676,647

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	9

Portfolio of Investments

as of January 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (continued)

Auto Components 0.1%
7,425	Paccar, Inc.	$348,381

Auto/Trucks Parts & Equipment 0.1%
7,300	Nifco, Inc. (Japan)	163,478

Automobile Manufacturers 1.7%
3,800	Daimler AG (Germany)	297,158
16,800	Ford Motor Co.*	111,552
47,000	Fuji Heavy Industries Ltd. (Japan)	188,678
27,000	General Motors Corp.	764,370
15,200	Honda Motor Co. Ltd. (Japan)	470,041
43,600	Nissan Motor Co. Ltd. (Japan)	407,221
4,000	PSA Peugeot Citroen SA (France)	296,107
2,100	Renault SA (France)	239,687
19,400	Toyota Motor Corp. (Japan)	1,050,337
13,412	Toyota Motor Corp., ADR (Japan)	1,455,872
700	Volkswagen AG (Germany)	158,542

		5,439,565

Automotive Parts 0.5%
4,040	Amerigon, Inc.*	69,165
2,000	Compagnie Generale des Establissements Michelin (Class B Stock) (France)	193,015
200	Georg Fischer AG (Switzerland)*	87,608
41,200	GKN PLC (United Kingdom)	218,254
24,800	Johnson Controls, Inc.	877,176
3,300	Valeo SA (France)	121,940
30,000	Yokohama Rubber Co. Ltd. (Japan)	169,491

		1,736,649

Banks
6,400	Colonial BancGroup, Inc. (The)	100,480
850	Provident Bankshares Corp.	17,620
775	United Bankshares, Inc.	24,924

		143,024

Beverages 1.4%
9,000	Anheuser-Busch Cos., Inc.	418,680
4,300	Carlsberg AS (Denmark)	453,576
30,213	Coca-Cola Co. (The)	1,787,703

See Notes to Financial Statements.

10	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (continued)

Beverages (cont’d.)
1,400	Hansen Natural Corp.*	$53,984
2,000	Molson Coors Brewing Co. (Class B Stock)	89,340
2,400	PepsiAmericas, Inc.	59,136
16,000	PepsiCo, Inc.	1,091,040
29,028	SABMiller PLC (United Kingdom)	628,038

		4,581,497

Biotechnology 1.1%
4,000	Applera Corp. - Applied Biosystems Group	126,120
1,900	Celgene Corp.*	106,609
36,150	Genentech, Inc.*	2,537,368
2,220	Genomic Health, Inc.*	46,598
16,300	Gilead Sciences, Inc.*	744,747

		3,561,442

Building Materials 0.1%
5,075	Rollins, Inc.	90,284
35,000	Sanwa Holdings Corp. (Japan)	168,739

		259,023

Building Products 0.1%
935	Lennox International, Inc.	34,745
11,400	Masco Corp.	261,402

		296,147

Business Services 1.1%
500	Administaff, Inc.	15,005
3,300	Fair Isaac Corp.	84,150
7,100	Manpower, Inc.	399,446
15,077	MasterCard, Inc. (Class A Stock)	3,120,939

		3,619,540

Cable Television 0.4%
16,700	DIRECTV Group, Inc. (The)*	377,086
22,800	Rogers Communications, Inc. (Class B Stock) (Canada)	871,761

		1,248,847

Capital Markets 0.4%
725	KBW, Inc.*	21,540
21,900	Morgan Stanley	1,082,517

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	11

Portfolio of Investments

as of January 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (continued)

Capital Markets (cont’d.)
3,672	Raymond James Financial, Inc.	$103,146

		1,207,203

Chemicals 4.0%
8,277	Air Products & Chemicals, Inc.	745,096
625	Airgas, Inc.	29,006
120	Arkema (France)*	6,813
26,000	Asahi Kasei Corp. (Japan)	159,547
9,700	BASF AG (Germany)	1,263,338
2,300	Celanese Corp.	85,514
4,100	CF Industries Holdings, Inc.	438,413
2,500	Ciba Specialty Chemicals AG (Switzerland)	101,657
35,700	Denki Kagaku Kogyo Kabushiki Kiasha (Japan)	145,629
45,800	Dow Chemical Co.	1,770,628
2,400	DuPont (E.I.) de Nemours & Co.	108,432
12,500	Eastman Chemical Co.	825,875
350	FMC Corp.	18,606
500	Givaudan SA (Switzerland)	493,058
900	Lubrizol Corp. (The)	47,349
1,060	Minerals Technologies, Inc.	57,664
26,600	Mitsubishi Chemical Holdings Corp. (Japan)	193,643
29,470	Monsanto Co.	3,313,607
1,100	Mosaic Co. (The)*	100,111
22,000	Nippon Shokubai Co. Ltd. (Japan)	195,897
7,000	PPG Industries, Inc.	462,630
16,710	Praxair, Inc.	1,352,006
10,300	Rohm & Haas Co.	549,505
1,800	Scotts Miracle-Gro Co. (The)	70,272
5,100	Terra Industries, Inc.*	229,857
2,300	Valspar Corp. (The)	46,069

		12,810,222

Clothing & Apparel 0.3%
8,010	FGX International Holdings Ltd.*	80,901
21,000	Gap, Inc. (The)	401,520
3,690	Iconix Brand Group, Inc.*	76,715
3,250	NIKE, Inc. (Class B Stock)	200,720
1,775	Phillips-Van Heusen Corp.	74,799
1,200	VF Corp.	92,844

		927,499

See Notes to Financial Statements.

12	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (continued)

Commercial Banks 1.9%
10,400	Alliance & Leicester PLC (United Kingdom)	$136,645
6,600	Allied Irish Banks PLC (Ireland)	147,011
94,825	Bank of America Corp.	4,202,505
12,950	Bank of New York Mellon Corp. (The)	603,859
25	City National Corp.	1,422
3,900	Commonwealth Bank of Australia (Australia)	175,628
600	Cullen Frost Bankers, Inc.	32,664
17,800	Huntington Bancshares, Inc.	239,410
53,700	Royal Bank of Scotland Group PLC (United Kingdom)	413,999
1,100	Societe Generale (France)	138,174
600	Verwaltungs und Privat Bank AG (Liechtenstein)	140,225

		6,231,542

Commercial Services 0.7%
14,100	Accenture Ltd. (Class A Stock) (Bermuda)	488,142
1,819	American Public Education, Inc.*	71,687
6,932	Cardtronics, Inc.*	54,278
28,700	Domtar Corp. (Canada)*	231,609
1,380	FirstService Corp. (Canada)*	31,119
1,113	Healthcare Services Group, Inc.	26,989
1,325	Healthspring, Inc.*	27,414
1,570	HMS Holdings Corp.*	49,612
4,200	HNI Corp.	141,372
6,900	ITT Educational Services, Inc.*	630,315
2,700	McKesson Corp.	169,533
1,100	Paychex, Inc.	35,992
2,165	Team, Inc.*	65,058
685	Waste Connections, Inc.*	19,975
10,500	Waste Management, Inc.	340,620

		2,383,715

Commercial Services & Supplies
550	Watson Wyatt Worldwide, Inc.	27,033

Communications Equipment 0.1%
32,800	Alcatel-Lucent, ADR (France)	207,624
3,500	Arris Group, Inc.*	30,765
575	CommScope, Inc.*	25,501
4,810	Nuance Communications, Inc.*	76,431

		340,321

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	13

Portfolio of Investments

as of January 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (continued)

Computer Hardware 2.3%
21,685	Apple, Inc.*	$2,935,281
1,200	Computer Sciences Corp.*	50,784
34,400	Dell, Inc.*	689,376
45,500	EMC Corp.*	722,085
39,836	Hewlett-Packard Co.	1,742,825
6,900	International Business Machines Corp.	740,646
4,306	Logitech International Sa (Switzerland)*	130,770
4,430	Magma Design Automation, Inc.*	50,502
22,000	Synopsys, Inc.*	484,440

		7,546,709

Computer Networking
2,810	Aladdin Knowledge Systems Ltd. (Israel)*	59,319
1,530	Atheros Communications*	41,784

		101,103

Computer Services & Software 0.2%
2,310	Advent Software, Inc.*	104,320
1,000	Autodesk, Inc.*	41,150
800	Cadence Design System, Inc.*	8,120
920	Concur Technologies, Inc.*	32,255
1,400	Global Payments, Inc.	52,360
3,990	Innerworkings, Inc.*	55,261
265	Micros Systems, Inc.*	16,319
8,900	TietoEnator Oyj (Finland)	165,912

		475,697

Computer Software 2.0%
196,514	Microsoft Corp.	6,406,356

Computers 0.4%
54,900	Electronic Data Systems Corp.	1,103,490
950	SanDisk Corp.*	24,177

		1,127,667

Computers & Peripherals
2,600	Lexmark International, Inc. (Class A Stock)*	94,146
1,700	Sun Microsystems, Inc.*	29,750

		123,896

See Notes to Financial Statements.

14	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (continued)

Construction 0.2%
700	Ciments Francais SA (France)	$106,251
1,425	Granite Construction, Inc.	54,250
1,600	Hovnanian Enterprises, Inc. (Class A Stock)*	15,824
2,600	KBR, Inc.*	82,134
900	Meritage Homes Corp.*	14,445
31,500	Taylor Wimpey PLC (United Kingdom)	113,895
10,500	Toll Brothers, Inc.*	244,440

		631,239

Construction Materials
44,900	CSR Ltd. (Australia)	127,135
600	Herman Miller, Inc.	19,068

		146,203

Consumer Finance 0.2%
10,600	Capital One Financial Corp.	580,986
859	Cash America International, Inc.	27,926
1,900	First Cash Financial Services, Inc.*	19,019

		627,931

Consumer Products
9,300	Electrolux AB (Class B Stock) (Sweden)	146,285

Consumer Products & Services 0.7%
5,100	American Greetings Corp. (Class A Stock)	104,652
3,410	Bare Escentuals, Inc.*	81,294
3,230	NutriSystem, Inc.*	92,442
59,700	Pacific Brands Ltd. (Australia)	153,537
13,400	Procter & Gamble Co.	883,730
13,800	Reckitt Benckiser Group PLC (United Kingdom)	722,843
900	Snap-on, Inc.	44,208

		2,082,706

Consumer Services 0.3%
12,000	Apollo Group, Inc. (Class A Stock)*	956,880
785	McGrath RentCorp	18,283

		975,163

Containers & Packaging
475	Silgan Holdings, Inc.	22,496

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	15

Portfolio of Investments

as of January 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (continued)

Distribution/Wholesale 0.2%
26,800	Marubeni Corp. (Japan)	$186,932
500	Owens & Minor, Inc.	20,660
18,100	Sumitomo Corp. (Japan)	252,933
500	W.W. Grainger, Inc.	39,785

		500,310

Distributors
570	WESCO International, Inc.*	24,077

Diversified Financial Services 0.9%
20	Ameriprise Financial, Inc.	1,106
46,627	JPMorgan Chase & Co.	2,217,114
3,691	KKR Financial Holdings LLC	59,942
10,616	Shinhan Financial Group Co. Ltd. (South Korea)*	568,273

		2,846,435

Diversified Operations 0.5%
22,900	Ingersoll-Rand Co. Ltd. (Class A Stock) (Bermuda)	905,008
6,801	LVMH Moet Hennessy Louis Vuitton (France)	698,417

		1,603,425

Diversified Telecommunication Services 0.1%
9,800	Koninklijke (Royal) KPN NV (Netherlands)	177,861
47,700	Telestra Corp. Ltd. (Australia)	187,662

		365,523

Education
1,790	DeVry, Inc.	98,790

Electric Utilities 1.0%
1,700	Entergy Corp.	183,906
6,700	Exelon Corp.	510,473
6,700	FirstEnergy Corp.	477,174
28,800	Fortum Oyj (Finland)	1,167,548
8,500	FPL Group, Inc.	548,080
16,000	Sierra Pacific Resources	239,520
1,145	Westar Energy, Inc.	27,892

		3,154,593

See Notes to Financial Statements.

16	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (continued)

Electronic Components 0.9%
2,900	Broadcom Corp. (Class A Shares)*	$64,032
1,500	Checkpoint Systems, Inc.*	35,640
800	Emerson Electric Co.	40,672
6,400	Energizer Holdings, Inc.*	599,168
7,700	Fanuc Ltd. (Japan)	683,390
3,900	FLIR Systems, Inc.*	118,092
2,800	Garmin Ltd.	202,020
450	General Cable Corp.*	26,105
32,000	HongKong Electric Holdings Ltd. (Hong Kong)	182,604
760	Itron, Inc.*	62,624
12,000	Matsushita Electric Industrial Co. Ltd. (Japan)	255,902
4,500	PerkinElmer, Inc.	112,005
12,900	Sanmina-SCI Corp.*	20,253
2,700	Thomas & Betts Corp.*	122,175
13,475	TT electronics PLC (United Kingdom)	24,302
4,800	Waters Corp.*	275,760

		2,824,744

Electronic Equipment & Instruments 0.9%
12,100	Alps Electric Co. Ltd. (Japan)	139,099
5,000	Tech Data Corp.*	171,900
49,075	Tyco Electronics Ltd. (Bermuda)	1,659,226
20,475	Tyco International Ltd. (Bermuda)	805,896

		2,776,121

Energy - Alternate Sources
500	First Solar, Inc.*	90,885

Energy Equipment & Services 0.8%
1,000	Cameron International Corp.*	40,260
600	Complete Production Services, Inc.*	9,540
4,900	Diamond Offshore Drilling, Inc.	553,357
1,810	Dril-Quip, Inc.*	87,858
41,800	Halliburton Co.	1,386,506
7,100	National-Oilwell Varco, Inc.*	427,633
2,455	Oil States International, Inc.*	86,072
2,690	Superior Energy Services, Inc.*	107,842

		2,699,068

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	17

Portfolio of Investments

as of January 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (continued)

Engineering/Construction 0.1%
200	Fluor Corp.	$24,334
4,000	Foster Wheeler Ltd.*	273,880
1,650	URS Corp.*	72,435

		370,649

Entertainment & Leisure 1.4%
3,570	Allegiant Travel Co.*	111,670
15,400	Carnival PLC (United Kingdom)	670,344
5,100	Harley-Davidson, Inc.	206,958
19,048	Las Vegas Sands Corp.*	1,669,938
1,410	Life Time Fitness, Inc.*	62,519
15,834	OPAP SA (Greece)	553,177
1,896	Nintendo Co. Ltd. (Japan)	958,775
3,500	Royal Caribbean Cruises Ltd.	140,980
3,910	Scientific Games Corp. (Class A Stock)*	93,058

		4,467,419

Environmental Control
7,170	Darling International, Inc.*	83,172

Environmental Services
3,500	Allied Waste Industries, Inc.*	34,475

Equipment & Services
1,100	Schneider Electric SA (France)	127,240

Exchange Traded Funds 0.1%
1,300	iShares Nasdaq Biotechnology Index Fund	101,335
10	iShares Russell 1000 Value Index Fund	769
700	iShares Russell 2000 Value Index Fund	47,404

		149,508

Farming & Agriculture 0.1%
25,100	AWB Ltd. (Australia)	49,384
209,891	Chaoda Modern Agriculture Holdings Ltd. (Hong Kong)	213,581

		262,965

Financial - Bank & Trust 4.6%
1,850	Astoria Financial Corp.	50,283
3,100	Banche Popolari Unite ScpA (Italy)	77,516
14,900	Banco Bilbao Vizcaya Argentaria SA (Spain)	313,433

See Notes to Financial Statements.

18	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (continued)

Financial - Bank & Trust (cont’d.)
34,200	Banco Santander Central Hispano SA (Spain)	$601,499
32,400	Barclays PLC (United Kingdom)	305,844
5,650	BB&T Corp.	204,982
4,200	BNP Paribas (France)	416,616
23,500	Bradford & Bingley PLC (United Kingdom)	117,552
67,106	China Merchants Bank Co. Ltd. (China)	236,591
10,400	Comerica, Inc.	453,648
5,800	Credit Agricole SA (France)	178,485
7,700	Credit Suisse Group (Switzerland)	438,418
4,600	Danske Bank A/S (Denmark)	165,294
4,000	Deutsche Bank AG (Germany)	450,228
3,400	Dexia NV/SA (Belgium)	82,548
5,600	Fortis NV/SA (Belgium)	125,255
29,400	HBOS PLC (United Kingdom)	409,661
33,700	Intesa Sanpaolo SpA (Italy)	239,837
15,500	Lloyds TSB Group PLC (United Kingdom)	135,367
5,000	Natexis Banques Populaire (France)	84,923
7,200	National Bank of Greece SA (Greece)	440,064
7,000	National City Corp.	124,530
9,000	Nomura Holdings, Inc. (Japan)	131,540
15,800	Nordea Bank AB (Sweden)	215,673
1,400	Pacific Capital Bancorp	30,100
750	Prosperity Bancshares, Inc.	21,563
35,900	Regions Financial Corp.	906,116
115,000	Sberbank (Russia)	414,000
100	Standard & Poor’s Depositary Receipts	13,710
2,600	State Street Corp.	213,512
1,200	Sterling Financial Corp. (WA)	21,348
25,000	Sumitomo Trust & Banking Co. Ltd. (The) (Japan)	160,946
4,550	SunTrust Banks, Inc.	313,723
12,000	TCF Financial Corp.	255,000
19,100	U.S. Bancorp	648,445
25,300	UBS AG (Switzerland)	1,051,060
60,800	Wachovia Corp.	2,366,944
72,648	Wells Fargo & Co.	2,470,758
650	Whitney Holding Corp.	17,446
1,100	Zions Bancorp	60,214

		14,964,672

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	19

Portfolio of Investments

as of January 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (continued)

Financial Services 3.8%
980	Affiliated Managers Group, Inc.*	$96,344
7,200	AMBAC Financial Group, Inc.	84,384
1,000	Bear Stearns Cos., Inc.	90,300
573	Calamos Asset Management, Inc.	12,503
9,450	CIT Group, Inc.	264,222
65,900	Citigroup, Inc.	1,859,698
800	CME Group, Inc.	495,120
6,000	Eaton Vance Corp.	223,620
1,200	Federated Investors, Inc. (Class B Stock)	51,084
200	GFI Group, Inc.*	17,642
15,709	Goldman Sachs Group, Inc.	3,153,896
25,400	Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	529,659
2,920,000	Industrial & Commercial Bank of China (China)	1,757,774
1,600	Investment Technology Group, Inc.*	75,152
18,200	Irish Life & Permanent PLC (Ireland)	291,690
2,100	Jefferies Group, Inc.	42,462
29,563	Lehman Brothers Holdings, Inc.	1,897,058
700	Marshall & Ilsley Corp.	19,530
4,200	Merrill Lynch & Co., Inc.	236,880
1,600	MoneyGram International, Inc.	8,544
2,100	Muenchener Rueckversicherungs AG (Germany)	377,296
200	Student Loan Corp. (The)	23,684
4,000	Takefuji Corp. (Japan)	114,949
13,700	TD Ameritrade Holding Corp.*	257,012
7,060	TheStreet.com, Inc.	78,366
100	Tri-Continental Corp.	1,947
725	Waddell & Reed Financial, Inc. (Class A Stock)	24,055
11,300	Western Union Co.	253,120

		12,337,991

Food Products 0.3%
9,900	Groupe Danone (France)	800,147

Foods 1.2%
15,000	Archer-Daniels-Midland Co.	660,750
700	Campbell Soup Co.	22,127
625	Corn Products International, Inc.	21,125
11,800	Dairy Crest Group PLC (United Kingdom)	126,852
6,900	General Mills, Inc.	376,809
200	Kellogg Co.	9,580
23,800	Kraft Foods, Inc. (Class A Stock)	696,388

See Notes to Financial Statements.

20	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (continued)

Foods (cont’d.)
2,250	Nestle SA (Switzerland)	$1,007,314
46,600	Northern Foods PLC (United Kingdom)	91,757
625	Ralcorp Holdings, Inc.*	34,006
3,200	SYSCO Corp.	92,960
10,300	Tate & Lyle PLC (United Kingdom)	100,657
35,700	Tyson Foods, Inc. (Class A Stock)	508,725

		3,749,050

Gas Utilities
850	Atmos Energy Corp.	24,412

Healthcare - Services 0.1%
1,676	IPC The Hospitalist Co., Inc.*	35,229
7,810	Radnet, Inc.*	70,368
4,690	Sciele Pharma, Inc.*	112,185

		217,782

Healthcare Equipment & Supplies 0.3%
11,375	Covidien Ltd. (Bermuda)	507,666
1,700	Edwards Lifesciences Corp.*	78,659
6,800	Kinetic Concepts, Inc.*	338,504
937	Medical Action Industries, Inc.*	15,667
1,100	Somanetics Corp.*	29,480

		969,976

Healthcare Products & Services
475	Inventiv Health, Inc.*	15,623
1,125	LHC Group, Inc.*	25,942

		41,565

Healthcare Providers & Services 2.0%
1,500	Aetna, Inc.	79,890
2,080	Amedisys, Inc.*	88,670
1,500	AMERIGROUP Corp.*	56,280
10,000	Biogen Idec, Inc.*	609,500
21,600	CIGNA Corp.	1,061,856
800	Covance, Inc.*	66,528
11,400	Express Scripts, Inc.*	769,386
1,000	Health Net, Inc.*	46,490
3,070	Healthways, Inc.*	172,841

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	21

Portfolio of Investments

as of January 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (continued)

Healthcare Providers & Services (cont’d.)
800	Humana, Inc.*	$64,240
2,005	Pediatrix Medical Group, Inc.*	136,520
3,040	Psychiatric Solutions, Inc.*	91,717
1,600	Sunrise Senior Living, Inc.*	45,936
5,730	TriZetto Group, Inc. (The)*	111,850
59,027	UnitedHealth Group, Inc.	3,000,933

		6,402,637

Healthcare - Products 0.1%
700	Intuitive Surgical, Inc.*	177,800

Hotels & Motels 1.1%
20,628	MGM Mirage*	1,510,382
1,900	Starwood Hotels & Resorts Worldwide, Inc.	85,975
16,121	Wynn Resorts Ltd.	1,853,593

		3,449,950

Hotels, Restaurants & Leisure 2.1%
20,500	Carnival Corp.	912,045
2,610	Home Inns & Hotels Management, Inc. ADR (China)*	73,054
75,555	McDonald’s Corp.	4,045,970
5,200	Wyndham Worldwide Corp.	122,512
42,434	Yum! Brands, Inc.	1,449,546

		6,603,127

Household Durables 0.4%
7,400	Alpine Electronics, Inc. (Japan)	109,644
300	Black & Decker Corp.	21,762
15,900	Centex Corp.	441,702
4,500	Fortune Brands, Inc.	314,640
12,200	Lennar Corp. (Class A Stock)	251,320
2,200	Lennar Corp. (Class B Stock)	42,284
1,225	Tempur-Pedic International, Inc.	24,280

		1,205,632

Household Products 0.2%
10,000	Kimberly-Clark Corp.	656,500

Independent Power Producers & Energy Traders
2,500	NRG Energy, Inc.*	96,475

See Notes to Financial Statements.

22	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (continued)

Industrial Conglomerates 0.4%
12,650	3M Co.	$1,007,573
63,852	Citic Pacific Ltd. (Hong Kong)	316,756
375	Teleflex, Inc.	22,170

		1,346,499

Industrial Products 0.3%
1,300	Harsco Corp.	73,996
49,200	Kurabo Industries Ltd. (Japan)	111,503
1,600	Precision Castparts Corp.	182,080
30,477	Reliant Energy, Inc.*	648,246

		1,015,825

Industrials - Defense/Aerospace
1,630	Zoltek Cos., Inc.*	59,495

Insurance 4.0%
11,800	Aegon NV (Netherlands)	176,287
2,550	AFLAC, Inc.	156,392
30,550	Allstate Corp. (The)	1,505,198
8,100	American International Group, Inc.	446,796
9,310	AmTrust Financial Services, Inc.	146,167
2,800	Assurant, Inc.	181,692
10,500	Aviva PLC (United Kingdom)	131,727
22,900	AXA SA (France)	786,556
6,700	AXIS Capital Holdings Ltd. (Bermuda)	268,268
1,700	Baloise Holding (Switzerland)	151,104
3,700	Chubb Corp.	191,623
975	Delphi Financial Group, Inc. (Class A Stock)	30,596
1,590	eHealth, Inc.*	41,642
36,850	Genworth Financial, Inc. (Class A Stock)	896,929
6,400	Hanover Insurance Group, Inc. (The)	291,520
4,400	Hartford Financial Services Group, Inc.	355,388
1,562	HCC Insurance Holdings, Inc.	43,517
700	Hilb Rogal & Hobbs Co.	25,326
13,700	ING Groep NV, ADR (Netherlands)	446,373
1,075	IPC Holdings Ltd. (Bermuda)	27,660
56,600	Legal & General PLC (United Kingdom)	149,841
4,600	Lincoln National Corp.	250,056
9,500	MBIA, Inc.	147,250
32,700	MetLife, Inc.	1,928,319
49,800	Old Mutual PLC (United Kingdom)	124,240

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	23

Portfolio of Investments

as of January 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (continued)

Insurance (cont’d.)
1,500	Philadelphia Consolidated Holding Corp.*	$53,700
3,600	Protective Life Corp.	143,064
3,700	Prudential Financial, Inc.(c)	312,169
5,100	RenaissanceRe Holdings Ltd. (Bermuda)	290,649
1,200	State Auto Financial Corp.	33,516
4,600	Swiss Re (Switzerland)	345,622
28,200	Travelers Cos., Inc. (The)	1,356,420
1,600	United Fire & Casualty Co.	53,408
24,800	UnumProvident Corp.	560,976
3,000	W.R. Berkely Corp.	90,780
7,500	XL Capital Ltd. (Class A Stock) (Bermuda)	337,500
1,000	Zurich Financial Services AG (Switzerland)	286,331

		12,764,602

Internet Services 2.3%
11,400	Amazon.com, Inc.*	885,780
6,120	CyberSource Corp.*	102,510
2,450	Digital River, Inc.*	91,875
16,800	eBay, Inc.*	451,752
910	Equinix, Inc.*	68,732
11,300	Expedia, Inc.*	260,126
3,974	Google, Inc. (Class A Stock)*	2,242,528
97,575	Intel Corp.	2,068,590
6,320	j2 Global Communications, Inc.*	138,471
15,910	NaviSite, Inc.*	71,595
5,860	NIC, Inc.	41,899
2,470	Shutterfly, Inc.*	48,042
46,200	Symantec Corp.*	828,366
4,450	ValueClick, Inc.*	97,144
1,450	Yahoo!, Inc.*	27,811

		7,425,221

Internet Software & Services 0.1%
9,997	Internet Brands, Inc. (Class A Stock)*	77,177
6,000	VeriSign, Inc.*	203,520

		280,697

Investment Management
5,100	Janus Capital Group, Inc.	137,751

See Notes to Financial Statements.

24	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (continued)

Leisure Equipment
800	Brunswick Corp.	$15,192

Machinery 0.2%
675	Actuant Corp. (Class A Stock)	18,448
2,900	Crane Co.	118,523
6,800	Dover Corp.	274,448
7,100	Heidelberger Druckmaschinen AG (Germany)	192,626
525	Lincoln Electric Holdings, Inc.	32,366
175	Rofin-Sinar Technologies, Inc.*	7,439

		643,850

Machinery & Equipment 1.1%
12,600	AGCO Corp.*	758,772
2,030	Bucyrus International, Inc. (Class A Stock)	188,201
16,300	Caterpillar, Inc.	1,159,582
4,925	Deere & Co.	432,218
1,300	Joy Global, Inc.	81,965
425	Nordson Corp.	21,199
625	Regal-Beloit Corp.	23,700
300	Rieter Holdings AG (Switzerland)	108,717
5,600	Rockwell Automation, Inc.	319,312
2,200	SPX Corp.	221,320
8,600	Volvo AB (Class B Stock) (Sweden)	116,410

		3,431,396

Machinery - Construction & Mining 0.1%
11,700	Komatsu Ltd. (Japan)	285,237

Manufacturing 0.9%
1,850	Danaher Corp.	137,732
2,000	Eaton Corp.	165,520
71,500	General Electric Co.	2,531,815
3,000	Hexcel Corp.*	65,490

		2,900,557

Media 1.2%
64,100	CBS Corp. (Class B Stock)	1,614,679
5,310	DG FastChannel, Inc.*	112,413
18,900	Idearc, Inc.	307,314
24,900	News Corp. (Class A Stock)	470,610
42,450	Walt Disney Co. (The)	1,270,528

		3,775,544

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	25

Portfolio of Investments

as of January 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (continued)

Medical Supplies & Equipment 1.5%
1,400	Bard (C.R.), Inc.	$135,198
2,750	Boston Scientific Corp.*	33,358
25,400	Eli Lilly & Co.	1,308,608
1,470	Immucor, Inc.*	42,395
3,000	Invitrogen Corp.*	257,010
20,300	Johnson & Johnson	1,284,178
18,500	Medtronic, Inc.	861,545
5,900	Micrus Endovascular Corp.*	113,339
1,020	Myriad Genetics, Inc.*	43,870
51	Nipro Corp. (Japan)	1,023
11,620	NovaMed, Inc.*	45,899
2,430	NuVasive, Inc.*	95,766
1,600	Sepracor, Inc.*	45,184
8,680	Spectranetics Corp. (The)*	108,327
800	Stryker Corp.	53,576
3,400	WellPoint, Inc.*	265,880
1,910	Wright Medical Group, Inc.*	52,143
1,490	Zoll Medical Corp.*	39,723

		4,787,022

Metals & Mining 2.1%
21,000	Alcoa, Inc.	695,100
37,100	BlueScope Steel Ltd. (Australia)	343,882
150	Century Aluminum Co.*	7,798
175	Cleveland-Cliffs, Inc.	17,822
10,400	Crane Group Ltd. (Australia)	138,300
1,280	Dynamic Materials Corp.	68,582
15,300	Freeport-McMoRan Copper & Gold, Inc. (Class B Stock)	1,362,159
2,300	Ladish Co., Inc.*	81,627
400	Newmont Mining Corp.	21,736
6,900	Nucor Corp.	398,820
5,500	Rautaruukki Oyj (Finland)	227,790
1,000	Southern Copper Corp.	93,840
8,400	ThyssenKrup AG (Germany)	410,677
1,700	Timken Co.	51,391
18,931	Transocean, Inc.*	2,320,941
4,200	United States Steel Corp.	428,862
11,900	Zinifex Ltd. (Australia)	112,655

		6,781,982

See Notes to Financial Statements.

26	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (continued)

Miscellaneous Manufacturing 0.3%
9,900	AGFA-Gevaert NV (Belgium)	$110,282
13,500	Honeywell International, Inc.	797,445

		907,727

Multi-Line Retail 0.2%
5,100	J.C. Penney Co., Inc.	241,791
600	Macy’s, Inc.	16,584
14,253	NEXT PLC (United Kingdom)	402,280

		660,655

Multi-Utilities 0.5%
8,400	Dominion Resources, Inc.	361,200
26,000	Edison International	1,356,160
1,300	Vectren Corp.	35,685

		1,753,045

Multimedia 0.4%
60,100	Time Warner, Inc.	945,974
7,400	Viacom, Inc. (Class B Stock)*	286,824
5,000	Vivendi (France)	201,478

		1,434,276

Office Electronics 0.2%
43,200	Xerox Corp.	665,280

Office Equipment 0.1%
8,600	OCE NV (Netherlands)	172,949
15,700	Ricoh Co. Ltd. (Japan)	247,188

		420,137

Oil & Gas Exploration/Production 0.3%
17,100	OAO Gazprom, ADR (Russia)	822,510

Oil, Gas & Consumable Fuels 8.5%
6,670	Air Liquide (France)	930,044
9,500	Anadarko Petroleum Corp.	556,605
11,800	Apache Corp.	1,126,192
2,490	Arena Resources, Inc.*	88,569
600	Ashland, Inc.	27,318
64,100	BP PLC (United Kingdom)	683,177
2,900	Cabot Oil & Gas Corp.	112,201

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	27

Portfolio of Investments

as of January 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (continued)

Oil, Gas & Consumable Fuels (cont’d.)
8,700	Canadian Natural Resources Ltd. (Canada)	$556,374
12,700	ChevronTexaco Corp.	1,073,150
576,821	China Petroleum & Chemical Corp. (China)	605,421
1,600	Cimarex Energy Co.	65,296
1,250	Concho Resources, Inc.*	25,375
30,800	ConocoPhillips	2,473,856
1,075	Continental Resources, Inc.*	26,778
670	Core Laboratories N.V. (Netherlands)*	75,509
45,200	Cosmo Oil Co. Ltd. (Japan)	154,214
8,100	Devon Energy Corp.	688,338
8,100	Dresser-Rand Group, Inc.*	256,770
15,800	Eni SpA (Italy)	510,854
53,100	Exxon Mobil Corp.	4,587,840
400	FMC Technologies, Inc.*	19,264
25,100	Global Industry Ltd.*	443,266
1,375	Gulfport Energy Corp.*	20,831
1,459	Headwaters, Inc.*	16,443
7,858	Hess Corp.	713,742
26,900	Marathon Oil Corp.	1,260,265
3,300	Nabors Industries Ltd. (Bermuda)*	89,826
29,500	Nippon Oil Corp. (Japan)	200,118
100	Noble Energy, Inc.	7,258
10,000	Norsk Hydro ASA (Norway)	119,820
9,450	Occidental Petroleum Corp.	641,372
1,000	ONEOK, Inc.	47,000
7,300	Patterson-UTI Energy, Inc.	142,934
1,075	Petrohawk Energy Corp.*	16,931
19,585	Petroleo Brasileiro SA, ADR (Brazil)	2,176,677
1,675	Petroquest Energy, Inc.*	21,641
1,300	Pioneer Natural Resources Co.	54,470
10,800	Repsol YPF SA (Spain)	345,406
7,400	Royal Dutch Shell PLC (Class A Stock) (Netherlands)	264,670
18,200	Royal Dutch Shell PLC (Class B Stock) (United Kingdom)	632,466
7,300	Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)	504,795
14,000	Santos Ltd. (Australia)	153,572
34,164	Schlumberger Ltd. (Netherlands)	2,578,015
100	SEACOR Holdings, Inc.*	8,820
900	St. Mary Land & Exploration Co.	31,707
6,200	StatoilHydro ASA (Norway)	163,253
6,300	Sunoco, Inc.	391,860
900	Swift Energy Co.*	38,835
4,200	Total SA (France)	305,670
17,400	Valero Energy Corp.	1,029,906

See Notes to Financial Statements.

28	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (continued)

Oil, Gas & Consumable Fuels (cont’d.)
1,000	W&T Offshore, Inc.	$28,290
8,900	XTO Energy, Inc.	462,266

		27,555,270

Paper & Forest Products 0.2%
42,200	DS Smith PLC (United Kingdom)	133,216
5,400	International Paper Co.	174,150
20	Nippon Unipac Group, Inc. (Japan)	47,253
5,000	Oji Paper Co. Ltd. (Japan)	21,402
1,100	Owens Illinois, Inc.*	55,440
800	Weyerhaeuser Co.	54,176

		485,637

Pharmaceuticals 5.9%
4,250	Abbott Laboratories	239,275
18,000	AmerisourceBergen Corp.	839,700
24,400	Amgen, Inc.*	1,136,796
17,371	Amylin Pharmaceuticals, Inc.*	515,050
7,700	AstraZeneca PLC (United Kingdom) (UN)	322,245
12,400	AstraZeneca PLC (United Kingdom) (LN)	520,760
575	Barr Pharmaceuticals, Inc.*	30,009
6,800	Bristol-Meyers Squibb Co.	157,692
10,200	GlaxoSmithKline PLC (United Kingdom)	241,745
9,700	H. Lundbeck A/S (Denmark)	236,117
5,830	K-V Pharmaceutical Co. (Class A Stock)*	151,463
19,950	LeMaitre Vascular, Inc.*	109,725
1,230	LifeCell Corp.*	48,597
21,400	Medco Health Solutions, Inc.*	1,071,712
83,659	Merck & Co., Inc.	3,871,739
1,600	Millennium Pharmaceuticals, Inc.*	24,272
14,000	Novartis AG (Switzerland)	709,287
18,300	Novo Nordisk SA (Class B Stock) (Denmark)	1,154,555
141,300	Pfizer, Inc.	3,305,007
2,100	Pharmaceutical Product Development, Inc.	91,056
6,473	Roche Holding AG (Switzerland)	1,175,311
7,100	Sanofi-Aventis SA (France)	578,991
23,000	Schering-Plough Corp.	450,110
26,806	Teva Pharmaceutical Industries Ltd., ADR (Israel)	1,234,148
9,500	Watson Pharmaceuticals, Inc.*	248,045
16,600	Wyeth	660,680

		19,124,087

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	29

Portfolio of Investments

as of January 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (continued)

Real Estate 0.2%
53,600	Beazley Group PLC (United Kingdom)	$180,950
373,400	Country Garden Holdings Co. Ltd. (China)*	283,070
332,200	Soho China Ltd. (China)*	283,314

		747,334

Real Estate Investment Trusts 1.3%
600	Alexandria Real Estate Equities, Inc.	58,938
2,650	AMB Property Corp.	134,090
5,855	Apartment Investment & Management Co. (Class A Stock)	232,092
1,200	AvalonBay Communities, Inc.	112,740
6,300	Duke Realty Corp.	148,932
800	General Growth Properties, Inc.	29,216
8,450	Hospitality Properties Trust	286,877
6,800	Host Hotels & Resorts, Inc.	113,832
4,000	Jones Lang LaSalle, Inc.	311,200
1,800	Liberty Property Trust	57,798
3,100	Macerich Co. (The)	211,947
27,900	ProLogis	1,655,865
2,350	Public Storage, Inc.	183,888
1,000	Regency Centers Corp.	61,430
3,800	Simon Property Group, Inc.	331,854
500	SL Green Realty Corp.	46,405
1,200	UDR, Inc.	27,396
2,700	Ventas, Inc.	119,340

		4,123,840

Recreational Vehicles
400	Winnebago Industries, Inc.	8,424

Restaurants 0.1%
1,900	AFC Enterprises, Inc.*	17,613
1,350	Brinker International, Inc.	25,123
600	Chipotle Mexican Grill, Inc.*	73,044
1,700	Sonic Corp.*	37,706
2,650	Triarc Cos., Inc. (Class B Stock)	24,645

		178,131

Retail & Merchandising 2.2%
700	Abercrombie & Fitch Co. (Class A Stock)	55,783
35,800	AutoNation, Inc.*	582,824
1,100	Barnes & Noble, Inc.	37,345
4,200	BJ’s Wholesale Club, Inc.*	136,248

See Notes to Financial Statements.

30	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (continued)

Retail & Merchandising (cont’d.)
34,305	CVS Caremark Corp.	$1,340,296
91,700	DSG International PLC (United Kingdom)	139,514
4,200	Family Dollar Stores, Inc.	88,326
10,000	GameStop Corp. (Class A Stock)*	517,300
3,050	Jos. A. Bank Clothiers, Inc.*	83,082
1,000	Kohl’s Corp.*	45,640
45,270	Lowe’s Cos., Inc.	1,196,939
1,230	Lululemon Athletica, Inc. (Canada)*	41,685
2,700	Rallye SA (France)	151,116
800	School Specialty, Inc.*	25,968
3,800	Staples, Inc.	90,972
144,300	Wal-Mart de Mexico SA de CV (Mexico)	517,446
27,200	Wal-Mart Stores, Inc.	1,383,936
4,553	Yamada Denki Co. Ltd. (Japan)	487,666

		6,922,086

Retailers 0.1%
48,900	Marks & Spencer Group PLC (United Kingdom)	437,261

Retailers - Food & Drug 0.3%
9,400	Kroger Co. (The)	239,230
9,050	Safeway, Inc.	280,460
55,057	Tesco PLC (United Kingdom)	460,251

		979,941

Semiconductor Components 0.1%
125,900	ARM Holdings PLC (United Kingdom)	294,636

Semiconductors 0.7%
6,100	Agilent Technologies, Inc.*	206,851
645	ATMI, Inc.*	16,963
11,000	Avnet, Inc.*	391,710
1,725	Brooks Automation, Inc.*	21,200
3,900	MEMC Electronic Materials, Inc.*	278,694
1,200	Microsemi Corp.*	27,264
1,500	Novellus Systems, Inc.*	35,640
17,500	NVIDIA Corp.*	430,325
5,380	O2Micro International Ltd., ADR (Cayman Islands)*	42,879
23,000	Texas Instruments, Inc.	711,390
1,325	Ultra Clean Holdings, Inc.*	12,972
600	Varian Semiconductor Equipment Associates, Inc.*	19,326
5,900	Xilinx, Inc.	129,033

		2,324,247

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	31

Portfolio of Investments

as of January 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (continued)

Semiconductors & Semiconductor Equipment 0.2%
19,800	Analog Devices, Inc.	$561,528
6,400	National Semiconductor Corp.	117,952

		679,480

Software 0.8%
10,300	Adobe Systems, Inc.*	359,779
1,100	Automatic Data Processing, Inc.	44,627
15,200	BMC Software, Inc.*	487,008
66,805	CA, Inc.	1,471,714
2,650	Phase Forward, Inc.*	45,712
4,900	PROS Holdings, Inc.*	75,215
1,475	Sybase, Inc.*	41,625
1,500	Tyler Technologies, Inc.*	20,070

		2,545,750

Software/Services
6,700	Novell, Inc.*	42,612

Specialty Finance
800	Chimera Investment Corp.	15,320

Specialty Retail 0.6%
2,655	Aaron Rents, Inc.	50,764
800	Advance Auto Parts, Inc.	28,544
700	AutoZone, Inc.*	84,616
1,100	Best Buy Co., Inc.	53,691
38,030	Home Depot, Inc. (The)	1,166,380
12,400	Limited Brands, Inc.	236,716
550	Monro Muffler Brake, Inc.	10,175
21,300	RadioShack Corp.	369,555
1,500	Ross Stores, Inc.	43,725

		2,044,166

Steel Producers/Products 0.1%
2,400	Voestalpine AG (Austria)	147,997

Telecommunications 6.8%
18,200	Amdocs Ltd. (Guernsey)*	602,238
44,800	America Movil SAB de CV (Class L Stock), ADR (Mexico)	2,683,968
128,417	AT&T, Inc.	4,942,770
89,300	BT Group PLC (United Kingdom)	463,993
2,030	Cbeyond, Inc.*	68,492

See Notes to Financial Statements.

32	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (continued)

Telecommunications (cont’d.)
191,212	China Mobile Ltd. (China)	$2,819,077
65,602	Cisco Systems, Inc.*	1,607,249
7,500	Corning, Inc.	180,525
900	Embarq Corp.	40,770
24,400	France Telecom SA (France)	860,537
2,310	GeoEye, Inc.*	80,758
30,100	Juniper Networks, Inc.*	817,215
95,490	MobileOne Ltd. (Singapore)	127,758
300	Motorola, Inc.	3,459
80	Nippon Telegraph and Telephone Corp. (Japan)	380,729
26,963	Nokia Oyj (Finland)	992,843
200	NTT Docomo, Inc. (Japan)	316,190
9,564	QUALCOMM, Inc.	405,705
81,961	Sprint Nextel Corp.	863,049
900	Swisscom AG (Switzerland)	359,274
37,200	Telefonica SA (Spain)	1,087,490
100	Telephone & Data Systems, Inc.	5,274
1,000	Telephone & Data Systems, Inc. (Special Shares)	48,400
58,150	Verizon Communications, Inc.	2,258,546

		22,016,309

Telecommunications - Cellular 0.4%
128,800	Vodafone Group PLC (United Kingdom)	450,576
25,690	Vodafone Group PLC, ADR (United Kingdom)	894,012

		1,344,588

Textiles, Apparel & Luxury Goods 0.1%
22,000	Jones Apparel Group, Inc.	369,600

Thrifts & Mortgage Finance 0.9%
9,700	Countrywide Financial Corp.	67,512
12,700	Fannie Mae	430,022
28,200	Federal Home Loan Mortgage Corp.	856,998
71,200	Washington Mutual, Inc.	1,418,304

		2,772,836

Tobacco 1.2%
41,600	Altria Group, Inc.	3,154,112
14,200	UST, Inc.	737,832

		3,891,944

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	33

Portfolio of Investments

as of January 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (continued)

Trading Companies & Distributors
600	Watsco, Inc.	$22,128

Transportation 1.6%
5,500	Burlington Northern Santa Fe Corp.	475,860
11,900	Canadian National Railway Co. (Canada)	602,200
15,700	J.B. Hunt Transport Services, Inc.	488,270
72,900	Neptune Orient Lines Ltd. (Singapore)	169,220
17,446	Norfolk Southern Corp.	948,888
19,908	Orient Overseas International Ltd. (Hong Kong)	121,310
3,200	Overseas Shipholding Group, Inc.	208,704
2,500	Ryder System, Inc.	130,150
14,692	Union Pacific Corp.	1,836,941
2,500	United Parcel Service, Inc. (Class B Stock)	182,900

		5,164,443
Utilities 1.1%
14,300	American Electric Power Co., Inc.	612,469
20,200	CMS Energy Corp.	316,534
5,100	DTE Energy Co.	217,515
6,900	Duke Energy Corp.	128,754
4,300	Dynegy, Inc.*	30,186
5,953	E.ON AG (Germany)	1,096,287
2,500	Hokkaido Electric Power Co., Inc. (Japan)	54,838
2,500	Illinois Tool Works, Inc.	126,000
500	Kyushu Electric Power Co., Inc. (Japan)	12,646
7,700	Northeast Utilities	213,444
1,350	PNM Resources, Inc.	26,082
3,300	SCANA Corp.	123,057
2,100	Wisconsin Energy Corp.	95,613
15,400	Xcel Energy, Inc.	320,166

		3,373,591

	TOTAL LONG-TERM INVESTMENTS (cost $287,334,875)	311,966,416

SHORT-TERM INVESTMENT 3.6%

AFFILIATED MONEY MARKET MUTUAL FUND
	Dryden Core Investment Fund - Taxable Money Market Series
11,577,947	(cost $11,577,947) (Note 3)(a)	11,577,947

	TOTAL INVESTMENTS(b) 100.4% (cost $298,912,822; Note 5)	323,544,363
	Liabilities in excess of other assets(d) (0.4%)	(1,154,991)

	NET ASSETS 100%	$322,389,372

See Notes to Financial Statements.

34	Visit our website at www.prudential.com

The following abbreviations are used in portfolio descriptions:

ADR—American Depository Receipt

EUR—Euro

CHF—Swiss Franc

MXN—Mexican Peso

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the fund also serves as manager of the Dryden Core Investment Fund - Taxable Money Market Series.
(b)	As of January 31, 2008, 168 securities representing $57,594,923 and 17.9% of the total net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(c)	Affiliated security.
(d)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on futures contracts and forward foreign currency contracts of:

Futures contracts open at January 31, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2008	Unrealized Depreciation
	Long Positions
3	S&P 500 E-Mini	Mar. 08	$219,375	$206,940	$(12,435)

Forward foreign currency contracts outstanding at January 31, 2008:

Purchase Contracts	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation
Mexican Peso, Expiring 06/06/08		MXN 3,700	$335,337	$336,747	$1,410

Sale Contracts	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Depreciation
Euro, Expiring 06/24/08	EUR	1,622	$2,327,245	$2,399,227	$(71,982)
Mexican Peso, Expiring 06/06/08	MXN	15,000	1,353,546	1,365,190	(11,644)
Swiss Franc, Expiring 06/24/08	CHF	792	691,099	734,181	(43,082)

			$4,371,890	$4,498,598	$(126,708)

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	35

Portfolio of Investments

as of January 31, 2008 (Unaudited) continued

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as January 31, 2008 were as follows:

Oil, Gas & Consumable Fuels	8.5%
Telecommunications	6.8
Pharmaceuticals	5.9
Financial - Bank & Trust	4.6
Chemicals	4.0
Insurance	4.0
Financial Services	3.8
Affiliated Money Market Mutual Fund	3.6
Aerospace & Defense	3.1
Computer Hardware	2.3
Internet Services	2.3
Retail & Merchandising	2.2
Metals & Mining	2.1
Hotels, Restaurants & Leisure	2.1
Computer Software	2.0
Healthcare Providers & Services	2.0
Commercial Banks	1.9
Automobile Manufacturers	1.7
Transportation	1.6
Medical Supplies & Equipment	1.5
Beverages	1.4
Entertainment & Leisure	1.4
Real Estate Investment Trusts	1.3
Tobacco	1.2
Media	1.2
Foods	1.2
Business Services	1.1
Biotechnology	1.1
Hotels & Motels	1.1
Machinery & Equipment	1.1
Utilities	1.1
Electric Utilities	1.0
Manufacturing	0.9
Diversified Financial Services	0.9
Electronic Components	0.9
Electronic Equipment & Instruments	0.9
Thrifts & Mortgage Finance	0.9
Energy Equipment & Services	0.8
Software	0.8
Commercial Services	0.7
Semiconductors	0.7
Consumer Products & Services	0.7
Specialty Retail	0.6
Multi-utilities	0.5
Automotive Parts	0.5
Diversified Operations	0.5
Multimedia	0.4
Industrial Conglomerates	0.4

See Notes to Financial Statements.

36	Visit our website at www.prudential.com

Industry (cont’d.)
Telecommunications - Cellular	0.4%
Cable Television	0.4
Capital Markets	0.4
Household Durables	0.4
Computers	0.4
Agricultural Chemicals	0.3
Industrial Products	0.3
Retailers - Food & Drug	0.3
Consumer Services	0.3
Healthcare Equipment & Supplies	0.3
Clothing & Apparel	0.3
Miscellaneous Manufacturing	0.3
Oil & Gas Exploration/Production	0.3
Food Products	0.3
Real Estate	0.2
Semiconductors & Semiconductor Equipment	0.2
Airlines	0.2
Office Electronics	0.2
Multi-line Retail	0.2
Household Products	0.2
Machinery	0.2
Construction	0.2
Consumer Finance	0.2
Distribution/Wholesale	0.2
Paper & Forest Products	0.2
Computer Services & Software	0.2
Retailers	0.1
Office Equipment	0.1
Engineering/Construction	0.1
Textiles, Apparel & Luxury Goods	0.1
Diversified Telecommunication Services	0.1
Air Freight & Couriers	0.1
Auto Components	0.1
Communications Equipment	0.1
Building Products	0.1
Semiconductor Components	0.1
Machinery - Construction & Mining	0.1
Internet Software & Services	0.1
Farming & Agriculture	0.1
Building Materials	0.1
Healthcare - Services	0.1
Restaurants	0.1
Healthcare - Products	0.1
Auto/Trucks Parts & Equipment	0.1
Exchange Traded Funds	0.1
Steel Producers/Products	0.1

100.4
Liabilities in excess of other assets	(0.4)

100.0%

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	37

Statement of Assets and Liabilities

January 31, 2008 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $287,334,875)	$311,966,416
Affiliated investments (cost $11,577,947)	11,577,947
Cash	62,000
Foreign currency, at value (cost $504,472)	508,362
Receivable for investments sold	2,219,751
Dividends and interest receivable	478,168
Tax reclaim receivable	248,461
Receivable for Fund shares sold	189,294
Prepaid expenses	5,587
Receivable from broker—variation margin	4,350
Unrealized appreciation on foreign currency exchange contracts	1,410

Total assets	327,261,746

Liabilities
Payable for investments purchased	3,088,156
Payable for Fund shares reacquired	928,693
Management fee payable	209,689
Distribution fee payable	187,836
Payable to custodian	157,640
Unrealized depreciation on foreign currency exchange contracts	126,708
Accrued expenses and other liabilities	99,227
Transfer agent fee payable	67,423
Deferred trustees’ fees	7,002

Total liabilities	4,872,374

Net Assets	$322,389,372

Net assets were comprised of:
Shares of beneficial interest, at par	$26,853
Paid-in capital, in excess of par	299,512,204

299,539,057
Distributions in excess of net investment income	(127,802)
Accumulated net realized loss on investments and foreign currency transactions	(1,561,211)
Net unrealized appreciation on investments and foreign currencies	24,539,328

Net assets, January 31, 2008	$322,389,372

See Notes to Financial Statements.

38	Visit our website at www.prudential.com

Class A:
Net asset value and redemption price per share, ($132,499,742 / 10,590,899 shares of common stock issued and outstanding)	$12.51
Maximum sales charge (5.5% of offering price)	0.73

Maximum offering price to public	$13.24

Class B:
Net asset value, offering price and redemption price per share, ($76,764,958 / 6,596,617 shares of common stock issued and outstanding)	$11.64

Class C:
Net asset value, offering price and redemption price per share, ($93,877,570 / 8,067,948 shares of common stock issued and outstanding)	$11.64

Class M:
Net asset value, offering price and redemption price per share, ($7,821,934 / 670,340 shares of common stock issued and outstanding)	$11.67

Class R:
Net asset value, offering price and redemption price per share, ($326,159 / 26,228 shares of common stock issued and outstanding)	$12.44

Class X:
Net asset value, offering price and redemption price per share, ($4,395,732 / 377,410 shares of common stock issued and outstanding)	$11.65

Class Z:
Net asset value, offering price and redemption price per share, ($6,703,277 / 523,407 shares of common stock issued and outstanding)	$12.81

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	39

Statement of Operations

Six Months Ended January 31, 2008 (Unaudited)

Net Investment Income
Income
Unaffiliated dividends (net of foreign withholding taxes $18,504)	$3,637,285
Affiliated dividends	247,959
Unaffiliated interest	8,262

3,893,506

Expenses
Management fee	1,362,509
Distribution fee—Class A	177,323
Distribution fee—Class B	444,471
Distribution fee—Class C	541,857
Distribution fee—Class M	49,391
Distribution fee—Class R	856
Distribution fee—Class X	23,846
Transfer agent’s fees and expenses (including affiliated expense of $197,000)	308,000
Custodian’s fees and expenses	124,000
Registration fees	45,000
Reports to shareholders	38,000
Audit fee	21,000
Legal fee	18,000
Trustees’ fees	8,000
Insurance expense	3,000
Loan interest expense (Note 2)	2,165
Miscellaneous	14,601

Total expenses	3,182,019

Net Investment Income	711,487

Net Realized And Unrealized Gain (loss) On Investments And Foreign Currency
Net realized gain (loss) on:
Investment transactions	5,687,005
Foreign currency transactions	39,780
Futures	(10,434)

5,716,351

Net change in unrealized appreciation (depreciation) on:
Investments	(27,130,318)
Foreign currencies	(122,369)
Futures	(12,435)

(27,265,122)

Net loss on investments	(21,548,771)

Net Decrease In Net Assets Resulting From Operations	$(20,837,284)

See Notes to Financial Statements.

40	Visit our website at www.prudential.com

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended January 31, 2008	Year Ended July 31, 2007
Increase (Decrease) In Net Assets
Operations
Net investment income	$711,487	$691,837
Net realized gain on investments and foreign currency transactions	5,716,351	28,307,092
Net change in unrealized appreciation/depreciation on investments and foreign currencies	(27,265,122)	23,124,443

Net increase (decrease) in net assets resulting from operations	(20,837,284)	52,123,372

Dividends and distributions (Note 1)
Dividends from net investment income:
Class A	(700,945)	(80,517)
Class R	(841)	(165)
Class Z	(64,600)	(19,271)

	(766,386)	(99,953)

Distributions from net realized gains:
Class A	(12,326,416)	(6,758,577)
Class B	(7,641,952)	(6,359,352)
Class C	(9,720,578)	(6,372,627)
Class M	(820,147)	(731,583)
Class R	(29,312)	(16,842)
Class X	(456,100)	(291,807)
Class Z	(759,788)	(475,776)

	(31,754,293)	(21,006,564)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	18,262,781	70,164,507
Net asset value of shares issued in reinvestment of dividends and distributions	30,556,566	19,534,860
Cost of shares reacquired	(39,346,004)	(64,222,987)

Net increase in net assets resulting from Fund share transactions	9,473,343	25,476,380

Total increase (decrease)	(43,884,620)	56,493,235

Net Assets
Beginning of period	366,273,992	309,780,757

End of period	$322,389,372	$366,273,992

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	41

Notes to Financial Statements

(Unaudited) continued

Target Asset Allocation Funds (the “Trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company presently consisting of three portfolios: Target Moderate Allocation Fund, Target Conservative Allocation Fund and Target Growth Allocation Fund. These financial statements relate only to Target Growth Allocation Fund (the “Fund”). The financial statements of the other portfolios are not presented herein. The Trust was organized as a business trust in Delaware on July 29, 1998.

The Fund uses investment managers (“Subadvisers”), each managing a portion of the Fund’s assets. The following lists the Subadvisers and their respective segment during the six months ended January 31, 2008.

Fund Segment	Subadviser
Large-cap growth stocks	Marsico Capital Management, LLC Goldman Sachs Asset Management L.P.
Large-cap value stocks	Hotchkis and Wiley Capital Management LLC J.P. Morgan Investment Management Inc. NFJ Investment Group L.P.
International stocks	LSV Asset Management Thornburg Investment Management, Inc.
Small/Mid-cap growth stocks	RS Investment Management, L.P.
Small/Mid-cap value stocks	EARNEST Partners, LLC Vaughan Nelson Investment Management, L.P.

The investment objective of the Fund is to provide long-term capital appreciation. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity securities issued by U.S. and foreign companies. Under normal circumstances substantially all of the Fund’s assets will be invested in equity securities, including common stock, securities convertible into common stock and preferred stock.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter

42	Visit our website at www.prudential.com

market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assesment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investments; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset value. As of January 31, 2008, there were 168 securities representing $57,594,923 whose values were adjusted in accordance with procedures approved by the Board of Trustees.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days are valued at current market quotations.

Target Asset Allocation Funds/Target Growth Allocation Fund	43

Notes to Financial Statements

(Unaudited) continued

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holdings of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at year-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on

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specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in the Statement of Assets and Liabilities as unrealized appreciation and/or depreciation on forward foreign currency contracts. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. Net investment income or loss (other than distribution fees, which are charged directly to respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually.

Target Asset Allocation Funds/Target Growth Allocation Fund	45

Notes to Financial Statements

(Unaudited) continued

Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has a management agreement with PI. Pursuant to this agreement, PI manages the investment operations of the Fund, administers the Fund’s affairs and supervises the Subadvisers’ performance of all investment advisory services. Pursuant to the advisory agreement, PI pays the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of 0.75 of 1% of average daily net assets up to $500 million, 0.70 of 1% of average daily net assets for the next $500 million and 0.65 of 1% of average daily net assets in excess of $1 billion. The effective management fee rate was .75 of 1% for the six months ended January 31, 2008.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, B, C, M, R, X and Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, B, C, M, R and X shares, pursuant to plans of distribution (the

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“Distribution Plans”) regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1%, 1%, .75% of 1% and 1% of the average daily net assets of the Class A, B, C, M, R and X shares, respectively. Such expenses under the Plans were .25 of 1%, 1%, 1%, 1%, .50% of 1% and 1% of the average daily net assets of the Class A, B, C, M, R and X shares, respectively, for the six months ended January 31, 2008.

PIMS has advised the Fund that it has received approximately $138,100 in front-end sales charges resulting from sales of Class A during the six months ended January 31, 2008. From these fees, PIMS paid such sales charges to broker-dealers which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended January 31, 2008, it has received approximately $59,100, $9,100, $8,700 and $500 in contingent deferred sales charges imposed upon certain redemptions by Class B, Class C, Class M and Class X shareholders, respectively.

PIMS and PI are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 26, 2007, the Funds renewed the SCA with the banks. The Funds pay a commitment fee of .06 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 24, 2008. For the period from October 27, 2006 through October 26, 2007, the Funds paid a commitment fee of .07 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

The Fund utilized the line of credit during the six months ended January 31, 2008. The average daily balance for the 24 days the Fund had an outstanding balance was approximately $720,000 at a weighted average interest rate of approximately 4.51%.

Target Asset Allocation Funds/Target Growth Allocation Fund	47

Notes to Financial Statements

(Unaudited) continued

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers, including fees related to the services of First Clearing, LLC (“First Clearing”), an affiliate of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended January 31, 2008, the Fund incurred approximately $102,000 in total networking fees, of which $47,300 was paid to First Clearing. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 2008, aggregated $143,224,298 and $166,786,982, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2008 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$302,576,811	$40,546,182	$(19,578,630)	$20,967,552

The difference between book basis and tax basis were primarily attributable to deferred losses on wash sales and investments in real estate investment trusts.

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Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of January 31, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class M, Class R, Class X and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are subject to a CDSC of 5%, which decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. Class M shares are subject to a CDSC of 6%, which decreases by 1% annually to 2% in the fifth and sixth years and 1% in the seventh year. Class M shares are generally closed to new purchases. Class M shares automatically convert to Class A shares approximately eight years after purchase. Class X shares are generally closed to new purchases. Class X shares are subject to a CDSC of 6%, which decreases by 1% annually to 4% in the third and fourth years, by 1% annually to 2% in the sixth and seventh years, and 1% in the eighth year. Class X shares automatically convert to Class A shares on a quarterly basis approximately ten years (eight years in the case of shares purchased prior to August 19, 1998) after purchase. An exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value per share. As of January 31, 2008 Prudential owned 217 Class R shares of the Fund.

Target Asset Allocation Funds/Target Growth Allocation Fund	49

Notes to Financial Statements

(Unaudited) continued

Class A	Shares	Amount
Six Months ended January 31, 2008:
Shares sold	476,678	$6,782,402
Shares issued in reinvestment of dividends and distributions	953,846	12,590,769
Shares reacquired	(949,200)	(13,496,230)

Net increase (decrease) in shares outstanding before conversion	481,324	5,876,941
Shares issued upon conversion from Class B, Class M, and Class X	631,643	9,326,231

Net increase (decrease) in shares outstanding	1,112,967	$15,203,172

Year ended July 31, 2007:
Shares sold	1,458,380	$20,695,160
Shares issued in reinvestment of dividends and distributions	461,229	6,383,410
Shares reacquired	(1,418,010)	(20,293,986)

Net increase (decrease) in shares outstanding before conversion	501,599	6,784,584
Shares issued upon conversion from Class B, Class M, and Class X	1,440,694	20,263,501

Net increase (decrease) in shares outstanding	1,942,293	$27,048,085

Class B
Six Months ended January 31, 2008:
Shares sold	229,775	$3,073,902
Shares issued in reinvestment of dividends and distributions	591,345	7,267,618
Shares reacquired	(437,699)	(5,820,247)

Net increase (decrease) in shares outstanding before conversion	383,421	4,521,273)
Shares reacquired upon conversion into Class A	(590,664)	(8,166,024)

Net increase (decrease) in shares outstanding	(207,243)	$(3,644,751)

Year ended July 31, 2007:
Shares sold	793,001	$10,600,170
Shares issued in reinvestment of dividends and distributions	469,590	6,109,371
Shares reacquired	(993,677)	(13,339,889)

Net increase (decrease) in shares outstanding before conversion	268,914	3,369,652
Shares reacquired upon conversion into Class A	(1,437,730)	(18,962,629)

Net increase (decrease) in shares outstanding	(1,168,816)	$(15,592,977)

Class C
Six Months ended January 31, 2008:
Shares sold	468,936	$6,232,504
Shares issued in reinvestment of dividends and distributions	707,551	8,695,678
Shares reacquired	(1,148,262)	(14,905,838)

Net increase (decrease) in shares outstanding	28,225	$22,344

Year ended July 31, 2007:
Shares sold	2,064,408	$27,648,478
Shares issued in reinvestment of dividends and distributions	434,693	5,655,361
Shares reacquired	(1,647,041)	(22,156,258)

Net increase (decrease) in shares outstanding	852,060	$11,147,581

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Class M	Shares	Amount
Six Months ended January 31, 2008:
Shares sold	33,852	$461,661
Shares issued in reinvestment of dividends and distributions	64,944	800,109
Shares reacquired	(136,887)	(1,826,066)

Net increase (decrease) in shares outstanding before conversion	(38,091)	(564,296)
Shares reacquired upon conversion into Class A	(83,449)	(1,126,841)

Net increase (decrease) in shares outstanding	(121,540)	$(1,691,137)

Year ended July 31, 2007:
Shares sold	490,869	$6,568,876
Shares issued in reinvestment of dividends and distributions	51,728	674,530
Shares reacquired	(294,502)	(3,962,467)

Net increase (decrease) in shares outstanding before conversion	248,095	3,280,939
Shares reacquired upon conversion into Class A	(95,632)	(1,292,647)

Net increase (decrease) in shares outstanding	152,463	$1,988,292

Class R
Six Months ended January 31, 2008:
Shares sold	2,372	$33,562
Shares issued in reinvestment of dividends and distributions	2,277	29,872
Shares reacquired	(1,334)	(19,501)

Net increase (decrease) in shares outstanding	3,315	$43,933

Year ended July 31, 2007:
Shares sold	14,326	$204,165
Shares issued in reinvestment of dividends and distributions	1,222	16,823
Shares reacquired	(7,387)	(104,342)

Net increase (decrease) in shares outstanding	8,161	$116,646

Class X
Six Months ended January 31, 2008:
Shares sold	55,199	$768,219
Shares issued in reinvestment of dividends and distributions	37,025	455,407
Shares reacquired	(49,587)	(652,699)

Net increase (decrease) in shares outstanding before conversion	42,637	570,927
Shares reacquired upon conversion into Class A	(2,409)	(33,366)

Net increase (decrease) in shares outstanding	40,228	$537,561

Year ended July 31, 2007:
Shares sold	159,233	$2,128,949
Shares issued in reinvestment of dividends and distributions	21,717	282,753
Shares reacquired	(138,157)	(1,867,921)

Net increase (decrease) in shares outstanding before conversion	42,793	543,781
Shares reacquired upon conversion into Class A	(591)	(8,225)

Net increase (decrease) in shares outstanding	42,202	$535,556

Target Asset Allocation Funds/Target Growth Allocation Fund	51

Notes to Financial Statements

(Unaudited) continued

Class Z	Shares	Amount
Six Months ended January 31, 2008:
Shares sold	60,322	$910,531
Shares issued in reinvestment of dividends and distributions	53,080	717,113
Shares reacquired	(189,520)	(2,625,423)

Net increase (decrease) in shares outstanding	(76,118)	$(997,779)

Year ended July 31, 2007:
Shares sold	160,507	$2,318,709
Shares issued in reinvestment of dividends and distributions	29,201	412,612
Shares reacquired	(172,552)	(2,498,124)

Net increase (decrease) in shares outstanding	17,156	$233,197

Note 7. New Accounting Pronouncements

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

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Financial Highlights

(Unaudited)

JANUARY 31, 2008	SEMIANNUAL REPORT

Target Growth Allocation Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended January 31, 2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.62

Income from investment operations:
Net investment income (loss)	.06
Net realized and unrealized gains (loss) on investments transactions	(.84)

Total from investment operations	(.78)

Less Dividends and Distributions:
Dividends from net investment income	(.07)
Distributions from net realized gains on investments	(1.26)

Total dividends and distributions	(1.33)

Net asset value, end of period	$12.51

Total Return(a)	(5.80)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$132,500
Average net assets (000)	$141,087
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees(c)	1.32	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.07	%(d)
Net investment income (loss)	.81	%(d)
For Class A, B, C, M, R, X and Z shares:
Portfolio turnover rate	41	%(e)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculations are based on average shares outstanding during the period.
(c)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily assets of the Class A shares.
(d)	Annualized.
(e)	Not annualized.
(f)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

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Class A
Year Ended July 31,
2007(b)	2006(b)	2005(b)	2004(b)	2003(b)

$13.26	$13.36	$10.96	$9.53	$8.38

.09	.08	.02	(.03)	(.03)
2.12	.93	2.38	1.46	1.18

2.21	1.01	2.40	1.43	1.15

(.01)	—	—	—	—
(.84)	(1.11)	—	—	—

(.85)	(1.11)	—	—	—

$14.62	$13.26	$13.36	$10.96	$9.53

16.93%	8.00%	21.90%	15.01%	13.72%

$138,579	$99,960	$62,948	$45,622	$35,897
$124,296	$78,993	$52,589	$43,525	$31,290

1.35%	1.38%	1.38%	1.43%	1.71%
1.10%	1.13%	1.13%	1.18%	1.46%
.65%	.57%	.20%	(.25)%	(.31)%

71%	85%	200%	79%	89%

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	55

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended January 31, 2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.67

Income from investment operations:
Net investment income (loss)	.01
Net realized and unrealized gains (loss) on investments transactions	(.78)

Total from investment operations	(.77)

Less Dividends and Distributions:
Dividends from net investment income from investments	—
Distributions from net realized gains from investments	(1.26)

Total distributions	(1.26)

Net asset value, end of period	$11.64

Total Return(a)	(6.12)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$76,765
Average net assets (000)	$88,411
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	2.07	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.07	%(c)
Net investment income (loss)	.08	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Annualized.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

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Class B
Year Ended July 31,
2007(b)	2006(b)	2005(b)	2004(b)	2003(b)

$12.53	$12.78	$10.56	$9.25	$8.20

(.01)	(.03)	(.06)	(.11)	(.09)
1.99	.89	2.28	1.42	1.14

1.98	.86	2.22	1.31	1.05

—	—	—	—	—
(.84)	(1.11)	—	—	—

(.84)	(1.11)	—	—	—

$13.67	$12.53	$12.78	$10.56	$9.25

16.14%	7.06%	21.02%	14.16%	12.80%

$93,021	$99,928	$112,312	$94,066	$76,430
$100,142	$109,700	$103,140	$90,535	$67,723

2.10%	2.13%	2.13%	2.18%	2.46%
1.10%	1.13%	1.13%	1.18%	1.46%
(.08)%	(.20)%	(.55)%	(1.00)%	(1.07)%

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	57

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended January 31, 2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.67

Income from investment operations:
Net investment income (loss)	.01
Net realized and unrealized gains (loss) on investments transactions	(.78)

Total from investment operations	(.77)

Less Dividends and Distributions:
Dividends from net investment income from investments	—
Distributions from net realized gains from investments	(1.26)

Total distributions	(1.26)

Net asset value, end of period	$11.64

Total Return(a)	(6.12)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$93,878
Average net assets (000)	$107,782
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	2.07	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.07	%(c)
Net investment income (loss)	.08	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Annualized.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

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Class C
Year Ended July 31,
2007(b)	2006(b)	2005(b)	2004(b)	2003(b)

$12.53	$12.78	$10.56	$9.25	$8.20

(.01)	(.02)	(.06)	(.11)	(.09)
1.99	.88	2.28	1.42	1.14

1.98	.86	2.22	1.31	1.05

—	—	—	—	—
(.84)	(1.11)	—	—	—

(.84)	(1.11)	—	—	—

$13.67	$12.53	$12.78	$10.56	$9.25

16.14%	7.06%	21.02%	14.16%	12.80%

$109,912	$90,092	$76,811	$61,606	$47,616
$105,155	$83,200	$68,555	$58,465	$39,926

2.10%	2.13%	2.13%	2.18%	2.46%
1.10%	1.13%	1.13%	1.18%	1.46%
(.09)%	(.19)%	(.55)%	(1.00)%	(1.06)%

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	59

Financial Highlights

(Unaudited) continued

	Class M

	Six Months Ended January 31, 2008(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.70

Income from investment operations:
Net investment income (loss)	.01
Net realized and unrealized gains (loss) on investments transactions	(.78)

Total from investment operations	(.77)

Less Dividends and Distributions:
Dividends from net investment income from investments	—
Distributions from net realized gains from investments	(1.26)

Total distributions	(1.26)

Net asset value, end of period	$11.67

Total Return(b)	(6.10)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$7,822
Average net assets (000)	$9,824
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	2.07	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.07	%(c)
Net investment income (loss)	.10	%(c)

(a)	Commencement of offering new share class.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Calculations are based on average shares outstanding during the period.
(e)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

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Class M
Year Ended July 31,		October 4, 2004(a) Through July 31, 2005(d)
2007(d)	2006(d)

$12.54	$12.78	$11.07

(.01)	(.02)	(.05)
2.01	.89	1.76

2.00	.87	1.71

—	—	—
(.84)	(1.11)	—

(.84)	(1.11)	—

$13.70	$12.54	$12.78

16.28%	7.14%	15.45%

$10,851	$8,019	$2,990
$10,882	$5,619	$1,542

2.10%	2.13%	2.13	%(c)
1.10%	1.13%	1.13	%(c)
(.10)%	(.13)%	(.51	)%(c)

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	61

Financial Highlights

(Unaudited) continued

	Class R

	Six Months Ended January 31, 2008(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.52

Income from investment operations:
Net investment income (loss)	.04
Net realized and unrealized gains (loss) on investments transactions	(.82)

Total from investment operations	(.78)

Less Dividends and Distributions:
Dividends from net investment income from investments	(.04)
Distributions from net realized gains from investments	(1.26)

Total distributions	(1.30)

Net asset value, end of period	$12.44

Total Return(b)	(6.00)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$326
Average net assets (000)	$341
Ratios to average net assets(h):
Expenses, including distribution and service (12b-1) fees(f)	1.57	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.07	%(c)
Net investment income (loss)	.56	%(c)

(a)	Commencement of offering new share class.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Calculations are based on average shares outstanding during the period.
(e)	Less than $.005 per share.
(f)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily assets of the Class R shares.
(g)	Less than .005%
(h)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

62	Visit our website at www.prudential.com

Class R
Year Ended July 31,		October 4, 2004(a) Through July 31, 2005(d)
2007(d)	2006(d)

$13.21	$13.34	$11.51

.05	.07	—	(e)
2.11	.91	1.83

2.16	.98	1.83

(.01)	—	—
(.84)	(1.11)	—

(.85)	(1.11)	—

$14.52	$13.21	$13.34

16.76%	7.69%	15.90%

$333	$195	$3
$284	$89	$3

1.60%	1.63%	1.63	%(c)
1.10%	1.13%	1.13	%(c)
.36%	.51%	—	%(c)(g)

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	63

Financial Highlights

(Unaudited) continued

	Class X

	Six Months Ended January 31, 2008(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.68

Income from investment operations:
Net investment income (loss)	—	(e)
Net realized and unrealized gains (loss) on investments transactions	(.77)

Total from investment operations	(.77)

Less Dividends and Distributions:
Dividends from net investment income from investments	—
Distributions from net realized gains from investments	(1.26)

Total distributions	(1.26)

Net asset value, end of period	$11.65

Total Return(b)	(6.11)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$4,396
Average net assets (000)	$4,743
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees	2.07	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.07	%(c)
Net investment income (loss)	.06	%(c)

(a)	Commencement of offering new share class.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Calculations are based on average shares outstanding during the period.
(e)	Less than $.005 per share.
(f)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

64	Visit our website at www.prudential.com

Class X
Year Ended July 31,		October 4, 2004(a) Through July 31, 2005(d)
2007(d)	2006(d)

$12.55	$12.79	$11.07

(.01)	(.01)	(.05)
1.98	.88	1.77

1.97	.87	1.72

—	—	—
(.84)	(1.11)	—

(.84)	(1.11)	—

$13.68	$12.55	$12.79

16.03%	7.13%	15.54%

$4,613	$3,703	$1,158
$4,643	$2,043	$608

2.10%	2.13%	2.13	%(c)
1.10%	1.13%	1.13	%(c)
(.09)%	(.09)%	(.52	)%(c)

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	65

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended January 31, 2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.95

Income from investment operations:
Net investment income (loss)	.08
Net realized and unrealized gains (loss) on investments transactions	(.85)

Total from investment operations	(.77)

Less Dividends and Distributions:
Distributions from net investment income from investments	(.11)
Distributions from net realized gains from investments	(1.26)

Total distributions	(1.37)

Net asset value, end of period	$12.81

Total Return(a)	(5.70)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$6,703
Average net assets (000)	$8,841
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees	1.07	%(e)
Expenses, excluding distribution and service (12b-1) fees	1.07	%(e)
Net investment income (loss)	1.10	%(e)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Less than $.005 per share.
(d)	Less than .005%
(e)	Annualized.
(f)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

66	Visit our website at www.prudential.com

Class Z
Year Ended July 31,
2007(b)	2006(b)	2005(b)	2004(b)		2003(b)

$13.54	$13.58	$11.11	$9.64		$8.45

.13	.11	.05	—	(c)	— (c)
2.15	.96	2.42	1.47		1.19

2.28	1.07	2.47	1.47		1.19

(.03)	—	—	—		—
(.84)	(1.11)	—	—		—

(.87)	(1.11)	—	—		—

$14.95	$13.54	$13.58	$11.11		$9.64

17.32%	8.25%	22.23%	15.25%		14.08%

$8,965	$7,884	$7,179	$5,297		$2,589
$8,670	$6,977	$5,709	$3,837		$2,767

1.10%	1.13%	1.13%	1.18%		1.46%
1.10%	1.13%	1.13%	1.18%		1.46%
.91%	.86%	.45%	—	%(d)	(.02)%

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	67

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudential.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISERS	EARNEST Partners, LLC	75 14th Street, Suite 2300 Atlanta, GA 30309

	Goldman Sachs Asset Management L.P.	32 Old Slip, 23rd Floor New York, NY 10005

	Hotchkis and Wiley Capital Management LLC	725 South Figueroa Street Suite 3900 Los Angeles, CA 90017

	J.P. Morgan Investment Management, Inc.	522 Fifth Avenue 13th Floor New York, NY 10036

	LSV Asset Management	One North Wacker Drive Suite 4000 Chicago, IL 60606

	Marsico Capital Management, LLC	1200 17th Street Suite 1600 Denver, CO 80202

	NFJ Investment Group L.P.	2100 Ross Avenue Suite 1840 Dallas, TX 75201

	RS Investment Management Co. LLC	388 Market Street Suite 1700 San Francisco, CA 94111

	Thornburg Investment Management, Inc.	119 East Marcy Street Santa Fe, NM 87501

	Vaughan Nelson Investment Management, L.P.	600 Travis Street Suite 6300 Houston, TX 77002

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	PFPC Trust Company	400 Bellevue Parkway Wilmington, DE 19809

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.prudential.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Target Asset Allocation Funds, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Target Growth Allocation Fund
Share Class	A	B	C	M	R	X	Z
NASDAQ	PHGAX	PIHGX	PHGCX	N/A	PGARX	N/A	PDHZX
CUSIP	87612A823	87612A815	87612A799	87612A765	87612A781	87612A757	87612A773

MFSP504E6    IFS-A145511    Ed. 03/2008

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Target Asset Allocation Funds

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date March 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date March 25, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date March 25, 2008

*	Print the name and title of each signing officer under his or her signature.